UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—October 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Mid-Cap Growth Fund Investor Shares - VMGRX

Selected Value Fund Investor Shares - VASVX

Emerging Markets Government Bond Index Fund ETF Shares - VWOB

Emerging Markets Government Bond Index Fund Admiral™ Shares - VGAVX

Emerging Markets Government Bond Index Fund Institutional Shares - VGIVX

Global Minimum Volatility Fund Investor Shares - VMVFX

Global Minimum Volatility Fund Admiral™ Shares - VMNVX

International Dividend Appreciation Index Fund ETF Shares - VIGI

International Dividend Appreciation Index Fund Admiral™ Shares - VIAAX

International High Dividend Yield Index Fund ETF Shares - VYMI

International High Dividend Yield Index Fund Admiral™ Shares - VIHAX

International Dividend Growth Fund Investor Shares - VIDGX

Vanguard Mid-Cap Growth Fund

Investor Shares (VMGRX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Mid-Cap Growth Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$34	0.32%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Only three of the Fund’s 11 industry sectors contributed positively to relative performance. Health care detracted most, mainly due to stock selection. Industrials contributed most.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	Russell Midcap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$8,869	$9,054	$9,292
2016	$9,455	$9,846	$10,003
2016	$9,746	$10,502	$10,609
2016	$9,451	$10,040	$10,421
2017	$10,056	$10,864	$11,311
2017	$10,563	$11,405	$11,860
2017	$10,900	$11,907	$12,320
2017	$11,595	$12,675	$12,917
2018	$12,674	$13,915	$14,157
2018	$12,475	$13,329	$13,410
2018	$13,280	$14,179	$14,344
2018	$12,710	$13,454	$13,765
2019	$13,028	$13,985	$13,828
2019	$14,594	$15,680	$15,097
2019	$14,930	$16,185	$15,334
2019	$14,434	$16,001	$15,608
2020	$15,422	$17,152	$16,645
2020	$13,782	$15,716	$14,918
2020	$16,788	$19,114	$16,990
2020	$17,079	$19,382	$17,167
2021	$20,035	$22,964	$20,065
2021	$21,870	$24,198	$22,528
2021	$22,629	$25,709	$23,604
2021	$23,515	$27,024	$24,733
2022	$19,568	$22,622	$23,776
2022	$17,256	$20,149	$21,771
2022	$16,925	$20,114	$21,767
2022	$15,939	$19,204	$20,542
2023	$17,169	$20,694	$21,774
2023	$16,778	$20,471	$22,049
2023	$18,946	$22,735	$24,514
2023	$16,097	$19,847	$22,267
2024	$19,321	$23,827	$25,943
2024	$20,071	$24,708	$26,992
2024	$20,839	$25,542	$29,687
2024	$21,856	$27,522	$30,727
2025	$24,269	$31,118	$32,760
2025	$21,009	$28,081	$30,030
2025	$24,549	$32,766	$34,357
2025	$25,084	$32,914	$37,150

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	14.77%	7.99%	9.63%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$3,116
Number of Portfolio Holdings	138
Portfolio Turnover Rate	128%
Total Investment Advisory Fees (in thousands)	$3,837

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	10.5%
Consumer Discretionary	17.9%
Consumer Staples	2.0%
Energy	2.4%
Financials	6.4%
Health Care	11.6%
Industrials	22.3%
Information Technology	21.3%
Materials	0.7%
Real Estate	0.6%
Utilities	2.7%
Other Assets and Liabilities—Net	1.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR301

Vanguard Selected Value Fund

Investor Shares (VASVX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Selected Value Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$35	0.34%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid market signals.

  Consumer discretionary, health care, and communication services were the largest detractors by industry sector, mostly because of poor stock selection.

  Strong selection in materials and industrials helped offset some of the negative results. An underweight allocation to real estate also added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	Russell Midcap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$8,910	$9,182	$9,292
2016	$10,119	$10,316	$10,003
2016	$10,239	$11,029	$10,609
2016	$10,220	$10,784	$10,421
2017	$11,593	$11,858	$11,311
2017	$11,930	$12,123	$11,860
2017	$12,310	$12,429	$12,320
2017	$12,996	$12,630	$12,917
2018	$13,916	$13,522	$14,157
2018	$12,786	$12,951	$13,410
2018	$13,105	$13,556	$14,344
2018	$11,807	$12,650	$13,765
2019	$12,138	$12,787	$13,828
2019	$12,813	$13,697	$15,097
2019	$13,005	$13,797	$15,334
2019	$13,284	$13,925	$15,608
2020	$13,514	$14,445	$16,645
2020	$10,103	$11,404	$14,918
2020	$11,376	$12,637	$16,990
2020	$11,790	$12,959	$17,167
2021	$14,635	$15,427	$20,065
2021	$18,017	$18,326	$22,528
2021	$17,760	$18,585	$23,604
2021	$18,428	$19,257	$24,733
2022	$18,570	$18,997	$23,776
2022	$17,864	$18,325	$21,771
2022	$17,301	$18,055	$21,767
2022	$17,085	$17,298	$20,542
2023	$19,423	$18,867	$21,774
2023	$18,517	$17,689	$22,049
2023	$20,414	$19,170	$24,514
2023	$18,384	$16,681	$22,267
2024	$21,788	$19,324	$25,943
2024	$22,130	$20,180	$26,992
2024	$23,987	$21,813	$29,687
2024	$23,957	$22,359	$30,727
2025	$24,366	$23,030	$32,760
2025	$22,388	$21,238	$30,030
2025	$24,052	$23,354	$34,357
2025	$24,984	$24,116	$37,150

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	4.29%	16.21%	9.59%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$6,227
Number of Portfolio Holdings	129
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$11,894

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Communication Services	1.9%
Consumer Discretionary	12.7%
Consumer Staples	4.0%
Energy	2.8%
Financials	26.1%
Health Care	9.7%
Industrials	17.5%
Information Technology	5.0%
Materials	9.1%
Real Estate	5.1%
Utilities	0.7%
Other Assets and Liabilities—Net	5.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR934

Vanguard Emerging Markets Government Bond Index Fund

ETF Shares (VWOB) Nasdaq

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$17	0.16%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Amid these conditions, U.S. dollar-denominated emerging-market debt performed positively across almost all countries, sectors, maturities, and credit ratings. Among the 10 largest countries in the index, by market value, returns ranged from about 7% for bonds issued by Indonesia to about 33% for those issued by Argentina.

  At period-end, the Fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—was about 5.6%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Bloomberg USD Emerging Markets Government RIC Capped Index	Bloomberg Global Aggregate Index ex USD
2015	$10,000	$10,000	$10,000
2016	$9,842	$9,847	$9,892
2016	$10,500	$10,504	$10,872
2016	$10,992	$11,007	$11,109
2016	$11,084	$11,105	$10,647
2017	$10,963	$10,991	$10,176
2017	$11,349	$11,380	$10,383
2017	$11,489	$11,526	$10,884
2017	$11,701	$11,742	$10,781
2018	$11,696	$11,741	$11,374
2018	$11,398	$11,454	$11,180
2018	$11,428	$11,484	$10,855
2018	$11,252	$11,308	$10,556
2019	$11,778	$11,844	$11,004
2019	$12,062	$12,134	$10,899
2019	$12,699	$12,772	$11,260
2019	$12,767	$12,829	$11,384
2020	$13,217	$13,286	$11,438
2020	$11,633	$11,714	$11,273
2020	$13,169	$13,248	$11,929
2020	$12,977	$13,036	$11,949
2021	$13,571	$13,629	$12,371
2021	$13,329	$13,392	$12,029
2021	$13,661	$13,739	$12,127
2021	$13,504	$13,584	$11,711
2022	$13,092	$13,178	$11,391
2022	$11,558	$11,561	$10,159
2022	$11,272	$11,262	$9,889
2022	$10,441	$10,448	$8,831
2023	$11,618	$11,622	$9,775
2023	$11,526	$11,531	$9,763
2023	$11,854	$11,866	$9,646
2023	$11,132	$11,153	$9,060
2024	$12,248	$12,277	$9,758
2024	$12,293	$12,326	$9,415
2024	$12,846	$12,883	$9,760
2024	$13,160	$13,212	$9,844
2025	$13,284	$13,332	$9,621
2025	$13,400	$13,458	$10,308
2025	$13,986	$14,044	$10,257
2025	$14,730	$14,793	$10,358

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	11.93%	2.57%	3.95%
ETF Shares Market Price	12.31%	2.50%	3.94%
Bloomberg USD Emerging Markets Government RIC Capped Index	11.96%	2.56%	3.99%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$5,769
Number of Portfolio Holdings	838
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$496

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	8.3%
Asia	48.2%
Europe	6.7%
North America	17.7%
Oceania	0.0%
South America	17.3%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3820

Vanguard Emerging Markets Government Bond Index Fund

Admiral™ Shares (VGAVX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$21	0.20%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Amid these conditions, U.S. dollar-denominated emerging-market debt performed positively across almost all countries, sectors, maturities, and credit ratings. Among the 10 largest countries in the index, by market value, returns ranged from about 7% for bonds issued by Indonesia to about 33% for those issued by Argentina.

  At period-end, the Fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—was about 5.6%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Admiral Shares	Bloomberg USD Emerging Markets Government RIC Capped Index	Bloomberg Global Aggregate Index ex USD
2015	$10,000	$10,000	$10,000
2016	$9,845	$9,847	$9,892
2016	$10,502	$10,504	$10,872
2016	$10,995	$11,007	$11,109
2016	$11,089	$11,105	$10,647
2017	$10,965	$10,991	$10,176
2017	$11,353	$11,380	$10,383
2017	$11,493	$11,526	$10,884
2017	$11,707	$11,742	$10,781
2018	$11,701	$11,741	$11,374
2018	$11,403	$11,454	$11,180
2018	$11,434	$11,484	$10,855
2018	$11,262	$11,308	$10,556
2019	$11,783	$11,844	$11,004
2019	$12,073	$12,134	$10,899
2019	$12,709	$12,772	$11,260
2019	$12,777	$12,829	$11,384
2020	$13,229	$13,286	$11,438
2020	$11,645	$11,714	$11,273
2020	$13,181	$13,248	$11,929
2020	$12,989	$13,036	$11,949
2021	$13,584	$13,629	$12,371
2021	$13,341	$13,392	$12,029
2021	$13,671	$13,739	$12,127
2021	$13,514	$13,584	$11,711
2022	$13,105	$13,178	$11,391
2022	$11,565	$11,561	$10,159
2022	$11,283	$11,262	$9,889
2022	$10,451	$10,448	$8,831
2023	$11,626	$11,622	$9,775
2023	$11,537	$11,531	$9,763
2023	$11,863	$11,866	$9,646
2023	$11,145	$11,153	$9,060
2024	$12,264	$12,277	$9,758
2024	$12,307	$12,326	$9,415
2024	$12,858	$12,883	$9,760
2024	$13,169	$13,212	$9,844
2025	$13,294	$13,332	$9,621
2025	$13,412	$13,458	$10,308
2025	$13,999	$14,044	$10,257
2025	$14,631	$14,793	$10,358

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral SharesFootnote Reference1	11.10%	2.41%	3.88%
Bloomberg USD Emerging Markets Government RIC Capped Index	11.96%	2.56%	3.99%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%
Footnote	Description
Footnote[1]	Vanguard fund returns are adjusted to reflect the 0.75% fee on purchases of fund shares.

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$5,769
Number of Portfolio Holdings	838
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$496

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	8.3%
Asia	48.2%
Europe	6.7%
North America	17.7%
Oceania	0.0%
South America	17.3%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR520

Vanguard Emerging Markets Government Bond Index Fund

Institutional Shares (VGIVX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Emerging Markets Government Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$15	0.14%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Amid these conditions, U.S. dollar-denominated emerging-market debt performed positively across almost all countries, sectors, maturities, and credit ratings. Among the 10 largest countries in the index, by market value, returns ranged from about 7% for bonds issued by Indonesia to about 33% for those issued by Argentina.

  At period-end, the Fund’s 30-day SEC yield net of expenses—a proxy for its income-generating potential over 12 months—was about 5.6%.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Bloomberg USD Emerging Markets Government RIC Capped Index	Bloomberg Global Aggregate Index ex USD
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,920,884	$4,923,547	$4,945,786
2016	$5,251,186	$5,252,014	$5,436,245
2016	$5,496,942	$5,503,393	$5,554,431
2016	$5,544,552	$5,552,338	$5,323,437
2017	$5,484,663	$5,495,416	$5,088,247
2017	$5,677,839	$5,690,208	$5,191,252
2017	$5,748,186	$5,763,168	$5,442,076
2017	$5,854,483	$5,871,183	$5,390,438
2018	$5,851,870	$5,870,511	$5,687,090
2018	$5,704,520	$5,726,784	$5,589,913
2018	$5,718,019	$5,741,809	$5,427,257
2018	$5,631,033	$5,654,157	$5,278,046
2019	$5,893,372	$5,921,969	$5,501,815
2019	$6,036,505	$6,066,850	$5,449,700
2019	$6,354,576	$6,386,083	$5,630,051
2019	$6,388,978	$6,414,591	$5,691,961
2020	$6,614,033	$6,642,869	$5,718,900
2020	$5,823,209	$5,857,211	$5,636,594
2020	$6,591,947	$6,624,247	$5,964,427
2020	$6,496,017	$6,518,096	$5,974,260
2021	$6,793,165	$6,814,713	$6,185,478
2021	$6,673,706	$6,695,962	$6,014,664
2021	$6,840,210	$6,869,445	$6,063,345
2021	$6,762,059	$6,792,088	$5,855,364
2022	$6,556,887	$6,589,099	$5,695,324
2022	$5,786,906	$5,780,410	$5,079,500
2022	$5,644,388	$5,631,015	$4,944,429
2022	$5,229,947	$5,224,188	$4,415,736
2023	$5,818,027	$5,811,035	$4,887,484
2023	$5,772,539	$5,765,406	$4,881,418
2023	$5,939,077	$5,933,087	$4,823,219
2023	$5,577,391	$5,576,312	$4,530,082
2024	$6,135,440	$6,138,708	$4,878,794
2024	$6,159,084	$6,162,940	$4,707,632
2024	$6,437,364	$6,441,587	$4,879,880
2024	$6,595,261	$6,606,215	$4,921,928
2025	$6,656,943	$6,666,005	$4,810,607
2025	$6,713,823	$6,729,179	$5,153,992
2025	$7,009,955	$7,022,008	$5,128,713
2025	$7,327,953	$7,396,372	$5,179,036

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference1	11.11%	2.44%	3.90%
Bloomberg USD Emerging Markets Government RIC Capped Index	11.96%	2.56%	3.99%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%
Footnote	Description
Footnote[1]	Vanguard fund returns are adjusted to reflect the 0.75% fee on purchases of fund shares.

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$5,769
Number of Portfolio Holdings	838
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$496

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	8.3%
Asia	48.2%
Europe	6.7%
North America	17.7%
Oceania	0.0%
South America	17.3%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR2020

Vanguard Global Minimum Volatility Fund

Investor Shares (VMVFX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$22	0.21%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, North America, the Pacific region, and Europe weighed on the Fund’s relative results. However, North America—which had the biggest weighting in the Fund—was by far the biggest detractor.

  Just three of the Fund’s 11 sectors helped performance. The biggest detractors were information technology, industrials, and consumer staples. On the other side of the ledger, stock selection drove positive contributions in energy and health care, while an underweight allocation to real estate also contributed modestly.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	FTSE Global All Cap Index (USD Hedged)	FTSE Global All Cap Index
2015	$10,000	$10,000	$10,000
2016	$9,671	$9,300	$9,154
2016	$10,012	$9,804	$9,958
2016	$10,729	$10,273	$10,361
2016	$10,423	$10,309	$10,274
2017	$10,813	$11,001	$10,908
2017	$11,469	$11,603	$11,532
2017	$11,756	$12,021	$12,154
2017	$12,187	$12,682	$12,717
2018	$12,661	$13,548	$13,904
2018	$12,431	$13,068	$13,205
2018	$13,093	$13,608	$13,550
2018	$12,661	$12,856	$12,639
2019	$12,900	$12,992	$12,872
2019	$13,717	$14,111	$13,827
2019	$14,180	$14,215	$13,897
2019	$14,485	$14,554	$14,235
2020	$15,117	$15,289	$14,921
2020	$12,728	$13,558	$13,051
2020	$13,521	$15,146	$14,827
2020	$13,150	$15,232	$14,903
2021	$14,312	$17,744	$17,576
2021	$15,048	$19,576	$19,330
2021	$15,573	$20,290	$19,963
2021	$15,584	$21,061	$20,604
2022	$15,526	$20,426	$19,806
2022	$15,320	$19,157	$18,202
2022	$15,254	$18,979	$17,844
2022	$14,917	$17,992	$16,512
2023	$15,624	$19,476	$18,365
2023	$15,863	$19,795	$18,560
2023	$15,977	$21,534	$20,155
2023	$15,521	$19,812	$18,174
2024	$17,025	$22,620	$20,943
2024	$17,507	$23,827	$21,770
2024	$18,612	$25,677	$23,540
2024	$18,836	$26,328	$24,101
2025	$19,280	$27,835	$25,179
2025	$19,878	$26,290	$24,282
2025	$20,268	$29,544	$27,195
2025	$20,927	$32,093	$29,474

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	11.10%	9.74%	7.66%
FTSE Global All Cap Index (USD Hedged)	21.89%	16.07%	12.37%
FTSE Global All Cap Index	22.29%	14.61%	11.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$2,039
Number of Portfolio Holdings	238
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$1,867

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Asia	15.6%
Europe	17.0%
North America	62.8%
Oceania	3.1%
South America	1.0%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1194

Vanguard Global Minimum Volatility Fund

Admiral™ Shares (VMNVX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Global Minimum Volatility Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$15	0.14%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, North America, the Pacific region, and Europe weighed on the Fund’s relative results. However, North America—which had the biggest weighting in the Fund—was by far the biggest detractor.

  Just three of the Fund’s 11 sectors helped performance. The biggest detractors were information technology, industrials, and consumer staples. On the other side of the ledger, stock selection drove positive contributions in energy and health care, while an underweight allocation to real estate also contributed modestly.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $50,000

	Admiral Shares	FTSE Global All Cap Index (USD Hedged)	FTSE Global All Cap Index
2015	$50,000	$50,000	$50,000
2016	$48,369	$46,498	$45,770
2016	$50,119	$49,020	$49,790
2016	$53,706	$51,365	$51,807
2016	$52,197	$51,546	$51,372
2017	$54,138	$55,004	$54,541
2017	$57,445	$58,017	$57,662
2017	$58,907	$60,104	$60,771
2017	$61,066	$63,409	$63,586
2018	$63,420	$67,742	$69,522
2018	$62,339	$65,341	$66,025
2018	$65,630	$68,039	$67,748
2018	$63,466	$64,282	$63,194
2019	$64,674	$64,958	$64,358
2019	$68,796	$70,554	$69,133
2019	$71,141	$71,075	$69,484
2019	$72,696	$72,772	$71,174
2020	$75,863	$76,443	$74,607
2020	$63,904	$67,788	$65,253
2020	$67,881	$75,729	$74,134
2020	$66,022	$76,160	$74,513
2021	$71,889	$88,722	$87,881
2021	$75,557	$97,880	$96,651
2021	$78,249	$101,449	$99,817
2021	$78,302	$105,306	$103,020
2022	$78,016	$102,132	$99,030
2022	$76,978	$95,786	$91,008
2022	$76,704	$94,896	$89,222
2022	$74,983	$89,959	$82,559
2023	$78,557	$97,381	$91,827
2023	$79,791	$98,974	$92,798
2023	$80,393	$107,668	$100,775
2023	$78,098	$99,060	$90,871
2024	$85,699	$113,099	$104,717
2024	$88,125	$119,135	$108,852
2024	$93,689	$128,387	$117,701
2024	$94,813	$131,642	$120,506
2025	$97,084	$139,175	$125,895
2025	$100,096	$131,449	$121,412
2025	$102,093	$147,721	$135,976
2025	$105,443	$160,464	$147,370

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	11.21%	9.82%	7.75%
FTSE Global All Cap Index (USD Hedged)	21.89%	16.07%	12.37%
FTSE Global All Cap Index	22.29%	14.61%	11.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$2,039
Number of Portfolio Holdings	238
Portfolio Turnover Rate	43%
Total Investment Advisory Fees (in thousands)	$1,867

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Asia	15.6%
Europe	17.0%
North America	62.8%
Oceania	3.1%
South America	1.0%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR594

Vanguard International Dividend Appreciation Index Fund

ETF Shares (VIGI) Nasdaq

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.11%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, industrials, technology, and consumer discretionary were the sectors that contributed most to the index’s return, while health care was the biggest detractor.

  The Pacific region, which had the second-largest weighting in the index, contributed most to overall returns, followed by North America. Europe, which had the largest weighting, had only a modest gain.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 25, 2016, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Spliced S&P Global Ex-U.S. Dividend Growers Index	S&P Global Ex-U.S. BMI (USD)
2/25/16	$10,000	$10,000	$10,000
1/31/16	$10,000	$10,000	$10,000
4/30/16	$10,917	$11,036	$11,080
7/31/16	$11,501	$11,589	$11,183
10/31/16	$10,964	$11,047	$11,159
1/31/17	$11,007	$11,086	$11,522
4/30/17	$11,989	$12,080	$12,190
7/31/17	$12,906	$13,006	$12,976
10/31/17	$13,177	$13,278	$13,486
1/31/18	$14,146	$14,297	$14,656
4/30/18	$13,489	$13,651	$13,848
7/31/18	$13,810	$13,956	$13,460
10/31/18	$12,249	$12,381	$12,054
1/31/19	$12,859	$12,992	$12,432
4/30/19	$13,975	$14,105	$12,965
7/31/19	$14,067	$14,340	$12,725
10/31/19	$14,572	$14,770	$13,033
1/31/20	$15,070	$15,334	$13,323
4/30/20	$13,398	$13,609	$11,175
7/31/20	$14,986	$15,185	$12,557
10/31/20	$15,116	$15,305	$12,528
1/31/21	$17,456	$17,730	$14,999
4/30/21	$18,351	$18,660	$15,907
7/31/21	$19,177	$19,463	$15,976
10/31/21	$19,640	$20,003	$16,043
1/31/22	$18,686	$18,836	$15,203
4/30/22	$17,459	$17,946	$13,863
7/31/22	$16,835	$17,087	$13,068
10/31/22	$15,143	$15,427	$11,651
1/31/23	$17,586	$17,814	$13,843
4/30/23	$18,086	$18,407	$13,761
7/31/23	$18,381	$18,717	$14,340
10/31/23	$16,799	$17,000	$12,651
1/31/24	$19,191	$19,689	$14,296
4/30/24	$19,108	$19,523	$14,712
7/31/24	$20,790	$21,181	$15,358
10/31/24	$20,576	$20,974	$15,349
1/31/25	$20,412	$20,871	$15,401
4/30/25	$21,478	$21,790	$15,951
7/31/25	$21,481	$21,974	$17,178
10/31/25	$22,440	$22,773	$18,626

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/25/16
ETF Shares Net Asset Value	9.06%	8.22%	8.71%
ETF Shares Market Price	8.82%	8.17%	8.70%
Spliced S&P Global Ex-U.S. Dividend Growers Index	8.58%	8.27%	8.87%
S&P Global Ex-U.S. BMI (USD)	21.35%	8.25%	6.64%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$9,176
Number of Portfolio Holdings	347
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$534

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Asia	38.2%
Europe	41.7%
North America	17.3%
Oceania	2.0%
South America	0.1%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4415

Vanguard International Dividend Appreciation Index Fund

Admiral™ Shares (VIAAX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard International Dividend Appreciation Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$17	0.16%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed roughly in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, industrials, technology, and consumer discretionary were the sectors that contributed most to the index’s return, while health care was the biggest detractor.

  The Pacific region, which had the second-largest weighting in the index, contributed most to overall returns, followed by North America. Europe, which had the largest weighting, had only a modest gain.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 2, 2016, Through October 31, 2025

Initial Investment of $10,000

	Admiral Shares	Spliced S&P Global Ex-U.S. Dividend Growers Index	S&P Global Ex-U.S. BMI (USD)
3/2/16	$10,000	$10,000	$10,000
4/30/16	$10,609	$10,712	$10,756
7/31/16	$11,178	$11,250	$10,856
10/31/16	$10,654	$10,723	$10,833
1/31/17	$10,694	$10,762	$11,186
4/30/17	$11,650	$11,726	$11,834
7/31/17	$12,543	$12,625	$12,597
10/31/17	$12,805	$12,889	$13,092
1/31/18	$13,744	$13,878	$14,228
4/30/18	$13,110	$13,251	$13,444
7/31/18	$13,419	$13,547	$13,067
10/31/18	$11,905	$12,018	$11,702
1/31/19	$12,499	$12,611	$12,069
4/30/19	$13,583	$13,692	$12,586
7/31/19	$13,670	$13,920	$12,353
10/31/19	$14,162	$14,338	$12,653
1/31/20	$14,643	$14,885	$12,934
4/30/20	$13,018	$13,210	$10,848
7/31/20	$14,565	$14,740	$12,190
10/31/20	$14,689	$14,856	$12,162
1/31/21	$16,962	$17,210	$14,560
4/30/21	$17,836	$18,113	$15,443
7/31/21	$18,638	$18,893	$15,509
10/31/21	$19,090	$19,417	$15,574
1/31/22	$18,161	$18,284	$14,758
4/30/22	$16,969	$17,420	$13,458
7/31/22	$16,369	$16,586	$12,686
10/31/22	$14,728	$14,975	$11,311
1/31/23	$17,109	$17,292	$13,439
4/30/23	$17,583	$17,868	$13,359
7/31/23	$17,868	$18,169	$13,921
10/31/23	$16,331	$16,502	$12,281
1/31/24	$18,653	$19,112	$13,879
4/30/24	$18,571	$18,951	$14,282
7/31/24	$20,210	$20,561	$14,910
10/31/24	$19,997	$20,359	$14,900
1/31/25	$19,839	$20,260	$14,951
4/30/25	$20,869	$21,151	$15,485
7/31/25	$20,871	$21,330	$16,676
10/31/25	$21,702	$22,106	$18,082

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/2/16
Admiral SharesFootnote Reference1	8.48%	8.12%	8.35%
Spliced S&P Global Ex-U.S. Dividend Growers Index	8.58%	8.27%	8.56%
S&P Global Ex-U.S. BMI (USD)	21.35%	8.25%	6.32%
Footnote	Description
Footnote[1]	Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions of fund shares.

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$9,176
Number of Portfolio Holdings	347
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$534

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Asia	38.2%
Europe	41.7%
North America	17.3%
Oceania	2.0%
South America	0.1%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR515

Vanguard International High Dividend Yield Index Fund

ETF Shares (VYMI) Nasdaq

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$20	0.18%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, by far the largest sector in the index by weighting, also had the highest return, accounting for more than half the benchmark’s overall results.

  By region, Europe, which had the largest weighting in the index, also had double-digit gains, contributing more than half the index’s results. For U.S.-based investors, Europe’s returns were partly boosted by the U.S. dollar weakening relative to the major European currencies.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 25, 2016, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	FTSE All-World ex US High Dividend Yield Index	FTSE Global All Cap ex US Index
2/25/16	$10,000	$10,000	$10,000
1/31/16	$10,000	$10,000	$10,000
4/30/16	$11,117	$11,245	$11,159
7/31/16	$11,165	$11,288	$11,362
10/31/16	$11,337	$11,471	$11,388
1/31/17	$11,983	$12,115	$11,809
4/30/17	$12,626	$12,785	$12,591
7/31/17	$13,470	$13,636	$13,478
10/31/17	$13,834	$14,010	$14,066
1/31/18	$15,005	$15,256	$15,326
4/30/18	$14,183	$14,458	$14,605
7/31/18	$13,986	$14,217	$14,320
10/31/18	$12,861	$13,106	$12,900
1/31/19	$13,274	$13,500	$13,346
4/30/19	$13,873	$14,106	$14,037
7/31/19	$13,468	$13,830	$13,913
10/31/19	$14,002	$14,280	$14,342
1/31/20	$14,047	$14,401	$14,703
4/30/20	$11,211	$11,493	$12,426
7/31/20	$12,314	$12,559	$14,055
10/31/20	$11,964	$12,178	$14,041
1/31/21	$14,562	$14,902	$16,852
4/30/21	$16,082	$16,465	$18,021
7/31/21	$16,397	$16,762	$18,216
10/31/21	$16,697	$17,072	$18,388
1/31/22	$17,124	$17,398	$17,586
4/30/22	$16,024	$16,564	$16,260
7/31/22	$15,255	$15,551	$15,442
10/31/22	$14,166	$14,526	$13,855
1/31/23	$16,791	$17,157	$16,574
4/30/23	$16,837	$17,261	$16,630
7/31/23	$17,650	$18,145	$17,468
10/31/23	$16,223	$16,606	$15,508
1/31/24	$18,018	$18,708	$17,587
4/30/24	$18,792	$19,453	$18,253
7/31/24	$19,877	$20,470	$19,211
10/31/24	$20,018	$20,648	$19,300
1/31/25	$20,234	$20,966	$19,432
4/30/25	$22,008	$22,687	$20,346
7/31/25	$23,509	$24,358	$22,056
10/31/25	$25,288	$26,088	$24,042

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/25/16
ETF Shares Net Asset Value	26.33%	16.15%	10.06%
ETF Shares Market Price	26.02%	16.06%	10.07%
FTSE All-World ex US High Dividend Yield Index	26.35%	16.46%	10.41%
FTSE Global All Cap ex US Index	24.57%	11.36%	9.49%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$13,781
Number of Portfolio Holdings	1,558
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$684

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.4%
Asia	36.2%
Europe	43.6%
North America	8.8%
Oceania	7.2%
South America	2.1%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4430

Vanguard International High Dividend Yield Index Fund

Admiral™ Shares (VIHAX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard International High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$20	0.18%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, by far the largest sector in the index by weighting, also had the highest return, accounting for more than half the benchmark’s overall results.

  By region, Europe, which had the largest weighting in the index, also had double-digit gains, contributing more than half the index’s results. For U.S.-based investors, Europe’s returns were partly boosted by the U.S. dollar weakening relative to the major European currencies.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 2, 2016, Through October 31, 2025

Initial Investment of $10,000

	Admiral Shares	FTSE All-World ex US High Dividend Yield Index	FTSE Global All Cap ex US Index
3/2/16	$10,000	$10,000	$10,000
4/30/16	$10,765	$10,869	$10,828
7/31/16	$10,811	$10,910	$11,025
10/31/16	$10,973	$11,087	$11,050
1/31/17	$11,597	$11,710	$11,459
4/30/17	$12,221	$12,357	$12,217
7/31/17	$13,039	$13,180	$13,078
10/31/17	$13,391	$13,541	$13,648
1/31/18	$14,526	$14,745	$14,871
4/30/18	$13,733	$13,974	$14,171
7/31/18	$13,540	$13,741	$13,895
10/31/18	$12,454	$12,667	$12,517
1/31/19	$12,855	$13,048	$12,950
4/30/19	$13,432	$13,633	$13,621
7/31/19	$13,036	$13,367	$13,500
10/31/19	$13,554	$13,802	$13,917
1/31/20	$13,596	$13,919	$14,267
4/30/20	$10,847	$11,108	$12,058
7/31/20	$11,916	$12,139	$13,638
10/31/20	$11,576	$11,770	$13,624
1/31/21	$14,088	$14,404	$16,352
4/30/21	$15,564	$15,914	$17,486
7/31/21	$15,872	$16,201	$17,675
10/31/21	$16,160	$16,501	$17,842
1/31/22	$16,577	$16,815	$17,064
4/30/22	$15,511	$16,010	$15,777
7/31/22	$14,769	$15,031	$14,984
10/31/22	$13,718	$14,040	$13,444
1/31/23	$16,265	$16,583	$16,082
4/30/23	$16,299	$16,683	$16,137
7/31/23	$17,085	$17,538	$16,949
10/31/23	$15,702	$16,050	$15,048
1/31/24	$17,444	$18,082	$17,065
4/30/24	$18,190	$18,802	$17,711
7/31/24	$19,242	$19,785	$18,641
10/31/24	$19,382	$19,957	$18,727
1/31/25	$19,586	$20,265	$18,856
4/30/25	$21,305	$21,928	$19,742
7/31/25	$22,759	$23,542	$21,401
10/31/25	$24,377	$25,215	$23,328

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/2/16
Admiral SharesFootnote Reference1	25.68%	16.05%	9.66%
FTSE All-World ex US High Dividend Yield Index	26.35%	16.46%	10.04%
FTSE Global All Cap ex US Index	24.57%	11.36%	9.16%
Footnote	Description
Footnote[1]	Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions of fund shares.

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$13,781
Number of Portfolio Holdings	1,558
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$684

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.4%
Asia	36.2%
Europe	43.6%
North America	8.8%
Oceania	7.2%
South America	2.1%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR530

Vanguard International Dividend Growth Fund

Investor Shares (VIDGX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard International Dividend Growth Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$55	0.53%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Seven of the 11 industry sectors detracted from relative performance, with materials, information technology, and financials detracting most. Stock selection in materials weighed particularly heavily. On the positive side, selection in health care, industrials, and consumer staples provided meaningful offsets.

  Across regions, North America and the Pacific region detracted. On the other side of the ledger, selection in Europe, which accounted for nearly 70% of the Fund by weight, helped results.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 15, 2023, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	S&P International Developed Dividend Growers Index NTR	MSCI All Country World Index ex USA Net
11/15/23	$10,000	$10,000	$10,000
2024	$11,080	$11,448	$11,574
2025	$11,853	$12,299	$14,459

Average Annual Total Returns

	1 Year	Since Inception 11/15/23
Investor Shares	6.98%	9.07%
S&P International Developed Dividend Growers Index NTR	7.43%	11.14%
MSCI All Country World Index ex USA Net	24.93%	20.71%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$122
Number of Portfolio Holdings	47
Portfolio Turnover Rate	34%
Total Investment Advisory Fees (in thousands)	$247

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Asia	20.2%
Europe	67.9%
North America	9.9%
Other Assets and Liabilities—Net	2.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV021

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
(a) Audit Fees.	$473,000	$484,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$473,000	$484,000

(e)           (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,793,970	$1,517,669
Tax Fees.	$1,617,438	$1,916,879
All Other Fees.	$25,000	$268,000
Total.	$5,436,408	$3,702,548

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2025
Vanguard Mid-Cap Growth Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	12
Tax information	13

Mid-Cap Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.4%)
Communication Services (10.5%)
*	Spotify Technology SA	123,346	80,831
*	Warner Bros Discovery Inc.	2,781,788	62,451
*	Live Nation Entertainment Inc.	378,259	56,561
	TKO Group Holdings Inc.	254,498	47,948
*	Roblox Corp. Class A	326,859	37,170
*	Take-Two Interactive Software Inc.	71,531	18,338
*	Liberty Media Corp.-Liberty Formula One Class C	149,256	14,903
*	Trade Desk Inc. Class A	151,130	7,599
			325,801
Consumer Discretionary (17.9%)
*	DoorDash Inc. Class A	299,706	76,236
*	DraftKings Inc. Class A	2,179,216	66,662
*	Coupang Inc.	1,770,902	56,616
	Wingstop Inc.	255,322	55,310
	Royal Caribbean Cruises Ltd.	168,240	48,256
	Wyndham Hotels & Resorts Inc.	576,896	42,362
*	Victoria's Secret & Co.	1,074,441	37,874
	Hilton Worldwide Holdings Inc.	145,610	37,416
*	Global-e Online Ltd.	1,023,625	37,291
	Pool Corp.	57,693	15,408
*	Burlington Stores Inc.	53,277	14,576
	Tractor Supply Co.	240,295	13,002
*	Chipotle Mexican Grill Inc.	394,026	12,487
*	Floor & Decor Holdings Inc. Class A	186,997	11,684
*	Chewy Inc. Class A	332,243	11,203
	Domino's Pizza Inc.	17,127	6,824
*	On Holding AG Class A	137,424	5,105
*	Mattel Inc.	260,468	4,787
	Ross Stores Inc.	29,100	4,625
			557,724
Consumer Staples (2.0%)
*	Celsius Holdings Inc.	283,324	17,065
	Casey's General Stores Inc.	24,634	12,642
	Lamb Weston Holdings Inc.	186,113	11,489
*	Sprouts Farmers Market Inc.	110,816	8,750
	Church & Dwight Co. Inc.	70,774	6,206
*	e.l.f. Beauty Inc.	49,717	6,072
			62,224
Energy (2.4%)
	Targa Resources Corp.	260,517	40,130
	Cheniere Energy Inc.	136,933	29,030
	Permian Resources Corp.	415,440	5,218
			74,378
Financials (6.4%)
*	Affirm Holdings Inc.	635,042	45,647
*	Corpay Inc.	163,560	42,583
*	Block Inc. (XNYS)	298,544	22,671
	KKR & Co. Inc.	180,499	21,358
	Interactive Brokers Group Inc. Class A	247,053	17,383
	Tradeweb Markets Inc. Class A	164,421	17,328
	Carlyle Group Inc.	217,664	11,606
	Aon plc Class A (XNYS)	28,564	9,731
	Nasdaq Inc.	81,291	6,950
	MSCI Inc.	6,582	3,874
	Ares Management Corp. Class A	4,975	740
			199,871
1

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
Health Care (11.6%)
*	Veeva Systems Inc. Class A	233,112	67,882
*	IDEXX Laboratories Inc.	87,659	55,182
	Cencora Inc.	141,152	47,683
*	Natera Inc.	171,936	34,203
*	United Therapeutics Corp.	59,176	26,359
*	Insulet Corp.	84,168	26,345
*	Alnylam Pharmaceuticals Inc.	55,207	25,177
*	Insmed Inc.	60,948	11,556
*	Mettler-Toledo International Inc.	6,935	9,822
	ResMed Inc.	36,897	9,109
*	Align Technology Inc.	62,270	8,586
	Agilent Technologies Inc.	55,394	8,107
	STERIS plc	29,541	6,963
*	Dexcom Inc.	117,603	6,847
	GE HealthCare Technologies Inc.	88,822	6,657
*	Charles River Laboratories International Inc.	30,465	5,486
	Alcon AG	67,268	4,970
			360,934
Industrials (22.3%)
	Howmet Aerospace Inc.	372,468	76,710
*	Axon Enterprise Inc.	99,054	72,530
*	Uber Technologies Inc.	669,446	64,601
*	Rocket Lab Corp.	968,268	60,981
	BWX Technologies Inc.	281,276	60,083
*	Grab Holdings Ltd. Class A	9,236,212	55,510
	Westinghouse Air Brake Technologies Corp.	251,660	51,449
*	XPO Inc.	203,360	29,257
	Vertiv Holdings Co. Class A	130,311	25,132
	Rollins Inc.	404,176	23,285
*	Clean Harbors Inc.	104,355	21,968
	FTAI Aviation Ltd.	126,169	21,815
*	Builders FirstSource Inc.	145,003	16,845
	CH Robinson Worldwide Inc.	98,372	15,148
*	ATI Inc.	143,584	14,210
	L3Harris Technologies Inc.	37,980	10,980
*	RBC Bearings Inc.	23,361	10,011
*	API Group Corp.	250,752	9,233
	Knight-Swift Transportation Holdings Inc.	196,011	8,844
	TransUnion	99,546	8,081
*	CACI International Inc. Class A	12,917	7,263
*	QXO Inc.	341,071	6,027
	Waste Connections Inc. (XTSE)	35,895	6,019
	AGCO Corp.	55,818	5,758
	Mueller Industries Inc.	46,802	4,955
*	Trex Co. Inc.	91,903	4,441
	Cintas Corp.	18,627	3,414
	Equifax Inc.	9,114	1,924
			696,474
Information Technology (21.3%)
	Monolithic Power Systems Inc.	70,150	70,501
*	Monday.com Ltd.	279,595	57,384
*	nCino Inc.	2,063,610	55,057
*	Q2 Holdings Inc.	751,541	46,415
	Teradyne Inc.	207,384	37,694
*	MongoDB Inc.	104,433	37,577
*	Cloudflare Inc. Class A	142,501	36,095
*	Datadog Inc. Class A	202,049	32,896
*	Procore Technologies Inc.	307,918	22,730
*	Five9 Inc.	895,711	21,748
*	Okta Inc.	228,206	20,888
*	PAR Technology Corp.	564,273	19,941
*	HubSpot Inc.	39,223	19,295
*	Flex Ltd.	285,248	17,834
*	Unity Software Inc.	450,895	17,089
*	Zscaler Inc.	43,515	14,410
*	Guidewire Software Inc.	58,249	13,609
*	Snowflake Inc.	46,073	12,665
*	Silicon Laboratories Inc.	92,282	12,096
2

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
*	Coherent Corp.	86,140	11,367
*	Wix.com Ltd.	74,203	10,799
	Marvell Technology Inc.	115,093	10,789
*	Pure Storage Inc. Class A	81,839	8,077
*	Fair Isaac Corp.	4,760	7,899
*	AppLovin Corp. Class A	11,896	7,582
*	Allegro MicroSystems Inc.	209,657	6,273
*	Lattice Semiconductor Corp.	80,846	5,899
	CDW Corp.	30,330	4,834
*	Arista Networks Inc.	30,445	4,801
	Dolby Laboratories Inc. Class A	68,446	4,539
*	Twilio Inc. Class A	27,639	3,728
	Amphenol Corp. Class A	26,621	3,709
*	EPAM Systems Inc.	17,799	2,911
*	Fortinet Inc.	33,270	2,876
*	Trimble Inc.	10,400	829
			662,836
Materials (0.7%)
	Eagle Materials Inc.	52,639	11,176
*	James Hardie Industries plc	499,309	10,451
			21,627
Real Estate (0.6%)
*	CoStar Group Inc.	184,856	12,720
	First Industrial Realty Trust Inc.	129,092	7,136
			19,856
Utilities (2.7%)
*	Talen Energy Corp.	93,354	37,321
	Vistra Corp.	133,841	25,202
	NRG Energy Inc.	133,426	22,931
			85,454
Total Common Stocks (Cost $2,659,933)			3,067,179
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[1]	Vanguard Market Liquidity Fund, 4.141% (Cost $61,343)	613,499	61,350
Total Investments (100.4%) (Cost $2,721,276)			3,128,529
Other Assets and Liabilities—Net (-0.4%)			(12,901)
Net Assets (100%)			3,115,628
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	175	21,787	298
E-mini S&P 500 Index	December 2025	15	5,155	(37)
E-mini S&P Mid-Cap 400 Index	December 2025	68	22,152	(338)
				(77)

See accompanying Notes, which are an integral part of the Financial Statements.
3

Mid-Cap Growth Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,659,933)	3,067,179
Affiliated Issuers (Cost $61,343)	61,350
Total Investments in Securities	3,128,529
Investment in Vanguard	76
Cash	7,474
Cash Collateral Pledged—Futures Contracts	4,568
Receivables for Investment Securities Sold	228,485
Receivables for Accrued Income	731
Receivables for Capital Shares Issued	703
Variation Margin Receivable—Futures Contracts	305
Total Assets	3,370,871
Liabilities
Payables for Investment Securities Purchased	253,292
Payables for Capital Shares Redeemed	1,726
Payables to Vanguard	225
Total Liabilities	255,243
Net Assets	3,115,628
At October 31, 2025, net assets consisted of:

Paid-in Capital	2,243,910
Total Distributable Earnings (Loss)	871,718
Net Assets	3,115,628

Net Assets
Applicable to 105,424,783 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,115,628
Net Asset Value Per Share	$29.55

See accompanying Notes, which are an integral part of the Financial Statements.
4

Mid-Cap Growth Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	13,681
Interest[2]	4,129
Securities Lending—Net	13
Total Income	17,823
Expenses
Investment Advisory Fees—Note B
Basic Fee	5,944
Performance Adjustment	(2,107)
The Vanguard Group—Note C
Management and Administrative	5,847
Marketing and Distribution	116
Custodian Fees	29
Auditing Fees	34
Shareholders’ Reports and Proxy Fees	48
Trustees’ Fees and Expenses	2
Other Expenses	17
Total Expenses	9,930
Expenses Paid Indirectly	(148)
Net Expenses	9,782
Net Investment Income	8,041
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	783,658
Futures Contracts	8,493
Foreign Currencies	—
Realized Net Gain (Loss)	792,151
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(379,066)
Futures Contracts	472
Change in Unrealized Appreciation (Depreciation)	(378,594)
Net Increase (Decrease) in Net Assets Resulting from Operations	421,598
1	Dividends are net of foreign withholding taxes of $70.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,926, ($7), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $122,490 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Mid-Cap Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,041	11,105
Realized Net Gain (Loss)	792,151	252,505
Change in Unrealized Appreciation (Depreciation)	(378,594)	609,475
Net Increase (Decrease) in Net Assets Resulting from Operations	421,598	873,085
Distributions
Total Distributions	(55,892)	(11,688)
Capital Share Transactions
Issued	361,542	217,184
Issued in Lieu of Cash Distributions	52,603	11,042
Redeemed	(706,586)	(576,889)
Net Increase (Decrease) from Capital Share Transactions	(292,441)	(348,663)
Total Increase (Decrease)	73,265	512,734
Net Assets
Beginning of Period	3,042,363	2,529,629
End of Period	3,115,628	3,042,363

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.21	$19.38	$19.24	$38.72	$29.89
Investment Operations
Net Investment Income (Loss)[1]	.072	.090	.076	.031	(.013)
Net Realized and Unrealized Gain (Loss) on Investments	3.753	6.831	.113	(10.190)	10.957
Total from Investment Operations	3.825	6.921	.189	(10.159)	10.944
Distributions
Dividends from Net Investment Income	(.485)	(.091)	(.049)	(.005)	(.051)
Distributions from Realized Capital Gains	—	—	—	(9.316)	(2.063)
Total Distributions	(.485)	(.091)	(.049)	(9.321)	(2.114)
Net Asset Value, End of Period	$29.55	$26.21	$19.38	$19.24	$38.72
Total Return[2]	14.77%	35.77%	0.99%	-32.22%	37.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,116	$3,042	$2,530	$2,956	$5,290
Ratio of Total Expenses to Average Net Assets[3]	0.32%[4]	0.33%[4]	0.37%[4]	0.35%[4]	0.33%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.26%	0.37%	0.37%	0.14%	(0.04%)
Portfolio Turnover Rate	128%[5]	69%	87%	71%	98%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.07%), (0.02%), (0.05%), and (0.06%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.32%, 0.33%, 0.37%, and 0.35%, respectively.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Growth Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
8

Mid-Cap Growth Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Until October 2025, the investment advisory firms Frontier Capital Management Co., LLC, and Wellington Management Company LLP each provided investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees paid to Frontier Capital Management Co., LLC, and Wellington Management Company LLP were subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the year ended October 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.19% of the fund’s average net assets, before a net decrease of $2,107,000 (0.07%) based on performance.
In September 2025, the board of trustees approved Tremblant Advisors LP as an investment advisor to the fund, replacing both Frontier Capital Management Co., LLC, and Wellington Management Company LLP, effective November 2025. The fund’s expense ratio is expected to increase as a result of the changes in investment advisory arrangements, offset by a partial fee waiver for one year. This advisor change could result in portfolio transactions that may generate capital gains distributions.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $76,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2025, these arrangements reduced the fund’s expenses by $148,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	154,552
Total Distributable Earnings (Loss)	(154,552)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples
9

Mid-Cap Growth Fund
of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	65,123
Undistributed Long-Term Gains	404,139
Net Unrealized Gains (Losses)	402,456
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	871,718
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	55,892	11,688
Long-Term Capital Gains	—	—
Total	55,892	11,688
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,726,073
Gross Unrealized Appreciation	500,445
Gross Unrealized Depreciation	(97,989)
Net Unrealized Appreciation (Depreciation)	402,456
G.	During the year ended October 31, 2025, the fund purchased $3,805,631,000 of investment securities and sold $3,948,038,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $146,284,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $31,463,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Year Ended October 31,
	2025 Shares (000)	2024 Shares (000)
Issued	12,697	8,967
Issued in Lieu of Cash Distributions	1,947	478
Redeemed	(25,309)	(23,897)
Net Increase (Decrease) in Shares Outstanding	(10,665)	(14,452)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
10

Mid-Cap Growth Fund
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard Mid-Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Mid-Cap Growth Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
For corporate shareholders, 20.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $12,879,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $1,027,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $27,551,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $701,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Q3010 122025
13

Financial Statements
For the year ended October 31, 2025
Vanguard Selected Value Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	12
Tax information	13

Selected Value Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.6%)
Communication Services (1.9%)
	Warner Music Group Corp. Class A	1,855,030	59,287
	Omnicom Group Inc.	757,350	56,816
			116,103
Consumer Discretionary (12.7%)
	Gildan Activewear Inc.	1,640,263	95,611
	LKQ Corp.	2,619,683	83,725
	Advance Auto Parts Inc.	1,651,046	77,814
	Magna International Inc.	1,625,479	76,739
	Harley-Davidson Inc.	2,211,318	59,661
	Lear Corp.	545,377	57,074
*	Taylor Morrison Home Corp.	911,143	54,003
*	M/I Homes Inc.	398,370	49,872
	PVH Corp.	621,727	48,700
*	Valvoline Inc.	1,283,830	42,379
	Hasbro Inc.	515,866	39,366
	Aramark	933,520	35,362
*	CarMax Inc.	747,970	31,347
*	Mohawk Industries Inc.	209,000	23,751
	Newell Brands Inc.	4,134,510	14,057
			789,461
Consumer Staples (4.0%)
	Dollar General Corp.	818,086	80,712
	Tyson Foods Inc. Class A	870,421	44,748
	Kraft Heinz Co.	1,569,662	38,818
	Spectrum Brands Holdings Inc.	657,142	35,407
	Ingredion Inc.	229,248	26,458
	Flowers Foods Inc.	2,062,450	24,605
			250,748
Energy (2.8%)
	Occidental Petroleum Corp.	1,145,210	47,183
	NOV Inc.	2,754,742	40,219
	Civitas Resources Inc.	1,278,899	36,871
	Golar LNG Ltd.	645,900	26,514
	EOG Resources Inc.	232,050	24,560
			175,347
Financials (26.1%)
	Corebridge Financial Inc.	3,057,100	99,539
	Fidelity National Financial Inc.	1,621,223	89,556
	RenaissanceRe Holdings Ltd.	304,988	77,494
	White Mountains Insurance Group Ltd.	40,338	76,826
	Globe Life Inc.	534,714	70,320
	Voya Financial Inc.	899,568	66,982
*	Genworth Financial Inc.	7,889,900	66,591
	Global Payments Inc.	836,527	65,048
	MetLife Inc.	783,820	62,565
	Everest Group Ltd.	191,630	60,272
	Capital One Financial Corp.	255,964	56,310
	Jackson Financial Inc. Class A	522,827	52,706
	Glacier Bancorp Inc.	1,283,724	52,440
	Unum Group	701,468	51,502
	Essent Group Ltd.	839,547	50,851
	Arch Capital Group Ltd.	581,090	50,154
	M&T Bank Corp.	252,610	46,447
	Equitable Holdings Inc.	917,826	45,341
	Ally Financial Inc.	1,149,100	44,780
	Regions Financial Corp.	1,839,738	44,522
*	Markel Group Inc.	22,370	44,170
	State Street Corp.	380,870	44,051
1

Selected Value Fund
		Shares	Market Value• ($000)
	CNO Financial Group Inc.	1,054,296	42,193
*	SiriusPoint Ltd.	2,309,245	42,028
	Fifth Third Bancorp	817,897	34,041
	Nomura Holdings Inc. ADR	4,642,430	33,054
	Comerica Inc.	370,173	28,318
	Webster Financial Corp.	495,478	28,262
	Radian Group Inc.	814,430	27,642
	KeyCorp	1,492,763	26,258
*	Fiserv Inc.	378,700	25,256
	Brookfield Asset Management Ltd. Class A	397,860	21,508
			1,627,027
Health Care (9.7%)
	Baxter International Inc.	4,732,842	87,416
	Humana Inc.	276,717	76,980
	Universal Health Services Inc. Class B	319,667	69,371
[1]	Fresenius Medical Care AG ADR	2,539,431	68,158
	Labcorp Holdings Inc.	261,720	66,467
*	Charles River Laboratories International Inc.	291,200	52,436
*	Henry Schein Inc.	804,006	50,813
	Teleflex Inc.	404,970	50,407
	Perrigo Co. plc	1,393,211	28,895
	DENTSPLY SIRONA Inc.	2,215,570	27,938
*	Solventum Corp.	339,167	23,416
			602,297
Industrials (17.5%)
	AerCap Holdings NV	1,213,146	158,000
	RB Global Inc. (XTSE)	700,859	69,539
	Ashtead Group plc ADR	223,200	60,262
	Woodward Inc.	227,855	59,723
	MSA Safety Inc.	351,239	55,155
	Oshkosh Corp.	439,237	54,154
	Sensata Technologies Holding plc	1,554,564	49,482
	Delta Air Lines Inc.	821,515	47,139
	Timken Co.	597,050	46,874
*	XPO Inc.	317,550	45,686
*	API Group Corp.	1,207,157	44,448
	Esab Corp.	364,270	42,554
	Carlisle Cos. Inc.	129,560	42,113
	Knight-Swift Transportation Holdings Inc.	845,612	38,154
	SS&C Technologies Holdings Inc.	443,806	37,688
	MSC Industrial Direct Co. Inc. Class A	437,170	37,120
	Concentrix Corp.	885,440	35,692
	Robert Half Inc.	1,181,134	30,934
	WESCO International Inc.	113,575	29,476
	Stanley Black & Decker Inc.	421,550	28,547
	Genpact Ltd.	732,019	27,927
	Allegion plc	144,630	23,975
	ManpowerGroup Inc.	351,105	10,765
*	Masterbrand Inc.	572,191	7,227
*	Air France-KLM ADR	4,102,756	5,395
			1,088,029
Information Technology (5.0%)
	MKS Inc.	499,655	71,805
	Skyworks Solutions Inc.	851,563	66,183
	Avnet Inc.	1,266,705	61,372
	Cognizant Technology Solutions Corp. Class A	734,208	53,509
	Amdocs Ltd.	410,000	34,547
*	Arrow Electronics Inc.	219,271	24,460
			311,876
Materials (9.1%)
*	IAMGOLD Corp. (XTSE)	5,541,700	64,173
*	Eldorado Gold Corp.	2,197,714	56,349
	Ternium SA ADR	1,310,696	47,224
	PPG Industries Inc.	457,235	44,695
	Mosaic Co.	1,597,050	43,839
	Centerra Gold Inc.	3,528,116	41,385
	Dow Inc.	1,700,299	40,552
	Olin Corp.	1,910,565	39,549
2

Selected Value Fund
		Shares	Market Value• ($000)
	Avery Dennison Corp.	210,380	36,793
	Gerdau SA ADR	9,025,500	31,499
	HB Fuller Co.	517,990	29,717
*	Equinox Gold Corp.	2,671,383	29,351
	Hudbay Minerals Inc.	1,285,000	20,560
	Huntsman Corp.	2,166,323	17,937
*	Equinox Gold Corp. (XTSE)	1,311,730	14,390
	FMC Corp.	428,135	6,495
			564,508
Real Estate (5.1%)
	Crown Castle Inc.	710,120	64,067
	Park Hotels & Resorts Inc.	6,066,808	62,427
	DiamondRock Hospitality Co.	6,227,712	48,701
	Ryman Hospitality Properties Inc.	502,745	43,694
	Healthcare Realty Trust Inc.	2,225,240	39,431
*	CBRE Group Inc. Class A	224,640	34,242
*	Howard Hughes Holdings Inc.	366,157	29,029
			321,591
Utilities (0.7%)
	Atmos Energy Corp.	251,263	43,147
Total Common Stocks (Cost $5,319,660)			5,890,134
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[2,3]	Vanguard Market Liquidity Fund, 4.141% (Cost $295,533)	2,955,847	295,585
Total Investments (99.3%) (Cost $5,615,193)			6,185,719
Other Assets and Liabilities—Net (0.7%)			41,702
Net Assets (100%)			6,227,421
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,182.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,493 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	620	77,187	1,363
E-mini S&P Mid-Cap 400 Index	December 2025	235	76,556	577
				1,940

See accompanying Notes, which are an integral part of the Financial Statements.
3

Selected Value Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,319,660)	5,890,134
Affiliated Issuers (Cost $295,533)	295,585
Total Investments in Securities	6,185,719
Investment in Vanguard	157
Cash	25,627
Cash Collateral Pledged—Futures Contracts	6,044
Foreign Currency, at Value (Cost $26)	25
Receivables for Investment Securities Sold	50,463
Receivables for Accrued Income	2,131
Receivables for Capital Shares Issued	1,547
Variation Margin Receivable—Futures Contracts	520
Total Assets	6,272,233
Liabilities
Payables for Investment Securities Purchased	32,321
Collateral for Securities on Loan	7,493
Payables to Investment Advisor	2,800
Payables for Capital Shares Redeemed	1,750
Payables to Vanguard	448
Total Liabilities	44,812
Net Assets	6,227,421
1 Includes $7,182 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	4,953,295
Total Distributable Earnings (Loss)	1,274,126
Net Assets	6,227,421

Net Assets
Applicable to 217,154,586 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,227,421
Net Asset Value Per Share	$28.68

See accompanying Notes, which are an integral part of the Financial Statements.
4

Selected Value Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	136,552
Interest[2]	12,102
Securities Lending—Net	178
Total Income	148,832
Expenses
Investment Advisory Fees—Note B
Basic Fee	14,083
Performance Adjustment	(2,189)
The Vanguard Group—Note C
Management and Administrative	9,904
Marketing and Distribution	257
Custodian Fees	32
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	98
Trustees’ Fees and Expenses	3
Other Expenses	16
Total Expenses	22,236
Expenses Paid Indirectly	(121)
Net Expenses	22,115
Net Investment Income	126,717
Realized Net Gain (Loss)
Investment Securities Sold[2]	669,030
Futures Contracts	12,534
Foreign Currencies	3
Realized Net Gain (Loss)	681,567
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(555,901)
Futures Contracts	3,609
Foreign Currencies	2
Change in Unrealized Appreciation (Depreciation)	(552,290)
Net Increase (Decrease) in Net Assets Resulting from Operations	255,994
1	Dividends are net of foreign withholding taxes of $2,566.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,781, $20, and $12, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Selected Value Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	126,717	122,773
Realized Net Gain (Loss)	681,567	746,324
Change in Unrealized Appreciation (Depreciation)	(552,290)	854,026
Net Increase (Decrease) in Net Assets Resulting from Operations	255,994	1,723,123
Distributions
Total Distributions	(843,523)	(528,557)
Capital Share Transactions
Issued	391,051	599,078
Issued in Lieu of Cash Distributions	776,173	486,741
Redeemed	(1,299,032)	(1,111,173)
Net Increase (Decrease) from Capital Share Transactions	(131,808)	(25,354)
Total Increase (Decrease)	(719,337)	1,169,212
Net Assets
Beginning of Period	6,946,758	5,777,546
End of Period	6,227,421	6,946,758

See accompanying Notes, which are an integral part of the Financial Statements.
6

Selected Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$31.48	$26.17	$27.62	$32.26	$22.78
Investment Operations
Net Investment Income[1]	.554	.537	.493	.417	.389
Net Realized and Unrealized Gain (Loss) on Investments	.529	7.170	1.358	(2.674)	11.737
Total from Investment Operations	1.083	7.707	1.851	(2.257)	12.126
Distributions
Dividends from Net Investment Income	(.535)	(.494)	(.440)	(.393)	(.360)
Distributions from Realized Capital Gains	(3.348)	(1.903)	(2.861)	(1.990)	(2.286)
Total Distributions	(3.883)	(2.397)	(3.301)	(2.383)	(2.646)
Net Asset Value, End of Period	$28.68	$31.48	$26.17	$27.62	$32.26
Total Return[2]	4.29%	30.31%	7.60%	-7.29%	56.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,227	$6,947	$5,778	$5,787	$6,800
Ratio of Total Expenses to Average Net Assets[3]	0.34%[4]	0.42%[5]	0.43%[4]	0.38%[4]	0.32%
Ratio of Net Investment Income to Average Net Assets	1.96%	1.80%	1.82%	1.43%	1.30%
Portfolio Turnover Rate	28%	32%	27%	26%	30%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), 0.04%, 0.05%, 0.00%, and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.34%, 0.43% and 0.38%, respectively.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.42%.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Selected Value Fund
Notes to Financial Statements
Vanguard Selected Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the
8

Selected Value Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Cooke & Bieler, LP, Pzena Investment Management, LLC, and Donald Smith & Co., Inc., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Cooke & Bieler, LP, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding five years. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding three years. The basic fee of Donald Smith & Co., Inc., is subject to quarterly adjustments based on performance relative to the MSCI Investable Market 2500 Index for the preceding five years.
Vanguard manages the cash reserves of the fund as described below.
For the year ended October 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net decrease of $2,189,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $157,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended October 31, 2025, these arrangements reduced the fund’s expenses by $121,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	51,468
Total Distributable Earnings (Loss)	(51,468)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples
9

Selected Value Fund
of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	149,988
Undistributed Long-Term Gains	573,928
Net Unrealized Gains (Losses)	550,210
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,274,126
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	207,152	146,429
Long-Term Capital Gains	636,371	382,128
Total	843,523	528,557
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,635,509
Gross Unrealized Appreciation	1,433,966
Gross Unrealized Depreciation	(883,756)
Net Unrealized Appreciation (Depreciation)	550,210
G.	During the year ended October 31, 2025, the fund purchased $1,726,673,000 of investment securities and sold $2,539,335,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Year Ended October 31,
	2025 Shares (000)	2024 Shares (000)
Issued	13,943	20,317
Issued in Lieu of Cash Distributions	28,929	16,924
Redeemed	(46,383)	(37,313)
Net Increase (Decrease) in Shares Outstanding	(3,511)	(72)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
10

Selected Value Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard Selected Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Selected Value Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
For corporate shareholders, 46.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $123,103,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $5,739,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $674,642,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q9340 122025
13

Financial Statements
For the year ended October 31, 2025
Vanguard Emerging Markets Government Bond Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	27
Tax information	28

Emerging Markets Government Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (12.7%)
Chile (0.3%)
	Corp. Nacional del Cobre de Chile	6.440%	1/26/2036	6,800	7,404
	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	11,688	8,478
					15,882
China (0.7%)
	China Construction Bank Corp.	2.850%	1/21/2032	8,788	8,640
	China Taiping Insurance Holdings Co. Ltd.	6.400%	Perpetual	8,800	9,231
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/2028	8,080	8,242
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/2030	5,600	5,334
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/2027	9,894	9,831
					41,278
Colombia (0.7%)
	Ecopetrol SA	6.875%	4/29/2030	9,090	9,311
	Ecopetrol SA	7.750%	2/1/2032	7,761	8,030
	Ecopetrol SA	8.875%	1/13/2033	10,346	11,199
	Ecopetrol SA	8.375%	1/19/2036	8,227	8,529
	Ecopetrol SA	5.875%	5/28/2045	8,704	6,664
					43,733
Indonesia (0.4%)
	Freeport Indonesia PT	5.315%	4/14/2032	6,525	6,660
	Pertamina Persero PT	6.450%	5/30/2044	6,550	7,084
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	7,174	7,155
					20,899
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/2048	6,518	6,572
Malaysia (1.0%)
	Petronas Capital Ltd.	3.500%	4/21/2030	9,695	9,419
[1]	Petronas Capital Ltd.	4.950%	1/3/2031	6,758	6,978
	Petronas Capital Ltd.	4.950%	1/3/2031	350	362
[1]	Petronas Capital Ltd.	5.340%	4/3/2035	6,168	6,439
	Petronas Capital Ltd.	5.340%	4/3/2035	2,800	2,923
	Petronas Capital Ltd.	4.500%	3/18/2045	6,125	5,558
	Petronas Capital Ltd.	4.550%	4/21/2050	12,438	11,062
[1]	Petronas Capital Ltd.	5.848%	4/3/2055	7,100	7,569
	Petronas Capital Ltd.	3.404%	4/28/2061	7,475	5,206
					55,516
Mexico (3.0%)
	Mexico City Airport Trust	5.500%	7/31/2047	8,429	7,405
[2]	Petroleos Mexicanos	8.750%	6/2/2029	7,915	8,544
	Petroleos Mexicanos	6.840%	1/23/2030	10,431	10,713
	Petroleos Mexicanos	5.950%	1/28/2031	17,337	16,950
[2]	Petroleos Mexicanos	6.700%	2/16/2032	30,426	30,405
	Petroleos Mexicanos	10.000%	2/7/2033	9,045	10,590
	Petroleos Mexicanos	6.625%	6/15/2035	12,046	11,528
	Petroleos Mexicanos	6.500%	6/2/2041	7,045	6,190
	Petroleos Mexicanos	6.750%	9/21/2047	24,674	20,342
	Petroleos Mexicanos	6.350%	2/12/2048	7,000	5,605
	Petroleos Mexicanos	7.690%	1/23/2050	35,791	32,444
	Petroleos Mexicanos	6.950%	1/28/2060	16,885	13,881
					174,597
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/2047	8,775	6,326
Qatar (0.7%)
	Qatar Energy	2.250%	7/12/2031	16,192	14,625
	Qatar Energy	3.125%	7/12/2041	15,386	12,028
1

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Qatar Energy	3.300%	7/12/2051	17,250	12,458
					39,111
Saudi Arabia (4.6%)
	Gaci First Investment Co.	5.000%	1/29/2029	8,319	8,483
	Gaci First Investment Co.	5.250%	1/29/2030	11,350	11,681
	Gaci First Investment Co.	4.750%	2/14/2030	7,130	7,239
	Gaci First Investment Co.	5.250%	10/13/2032	7,150	7,423
	Gaci First Investment Co.	5.250%	1/29/2034	7,230	7,477
	Gaci First Investment Co.	5.625%	7/29/2034	8,175	8,661
	Gaci First Investment Co.	4.875%	2/14/2035	9,423	9,453
	Gaci First Investment Co.	5.000%	9/15/2035	9,300	9,335
	Gaci First Investment Co.	5.125%	2/14/2053	7,300	6,731
	Gaci First Investment Co.	5.375%	1/29/2054	6,865	6,549
[1]	SA Global Sukuk Ltd.	4.250%	10/2/2029	6,400	6,378
	SA Global Sukuk Ltd.	4.250%	10/2/2029	1,600	1,596
[1]	SA Global Sukuk Ltd.	4.125%	9/17/2030	6,870	6,760
	SA Global Sukuk Ltd.	2.694%	6/17/2031	13,276	12,096
[1]	SA Global Sukuk Ltd.	4.750%	10/2/2034	5,225	5,214
	SA Global Sukuk Ltd.	4.750%	10/2/2034	1,125	1,125
[1]	SA Global Sukuk Ltd.	4.625%	9/17/2035	8,170	7,998
	Saudi Arabian Oil Co.	3.500%	4/16/2029	11,574	11,345
[1]	Saudi Arabian Oil Co.	4.750%	6/2/2030	6,500	6,603
	Saudi Arabian Oil Co.	4.750%	6/2/2030	1,000	1,016
	Saudi Arabian Oil Co.	2.250%	11/24/2030	8,725	7,877
	Saudi Arabian Oil Co.	5.250%	7/17/2034	8,750	9,058
	Saudi Arabian Oil Co.	4.250%	4/16/2039	12,768	11,667
	Saudi Arabian Oil Co.	4.375%	4/16/2049	13,335	11,477
	Saudi Arabian Oil Co.	3.250%	11/24/2050	9,412	6,508
	Saudi Arabian Oil Co.	5.750%	7/17/2054	9,416	9,451
[1]	Saudi Arabian Oil Co.	6.375%	6/2/2055	9,200	9,935
	Saudi Arabian Oil Co.	6.375%	6/2/2055	400	432
	Saudi Arabian Oil Co.	5.875%	7/17/2064	8,895	8,871
	Saudi Arabian Oil Co.	3.500%	11/24/2070	9,450	6,263
	Saudi Electricity Sukuk Programme Co.	5.225%	2/18/2030	6,990	7,194
	Saudi Electricity Sukuk Programme Co.	5.684%	4/11/2053	6,520	6,621
	Suci Second Investment Co.	4.375%	9/10/2027	6,595	6,602
	Suci Second Investment Co.	6.000%	10/25/2028	9,130	9,593
	Suci Second Investment Co.	5.171%	3/5/2031	9,011	9,306
					264,018
United Arab Emirates (1.1%)
[2]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/2047	9,395	8,836
	Adnoc Murban Rsc Ltd.	4.500%	9/11/2034	7,147	7,115
[1]	Adnoc Murban Rsc Ltd.	5.125%	9/11/2054	4,050	3,911
	Adnoc Murban Rsc Ltd.	5.125%	9/11/2054	2,050	1,980
[1]	Adnoc Murban Sukuk Ltd.	4.750%	5/6/2035	6,650	6,749
	DP World Crescent Ltd.	5.500%	9/13/2033	6,830	7,126
[1]	DP World Crescent Ltd.	5.500%	5/8/2035	5,800	6,044
	DP World Crescent Ltd.	5.500%	5/8/2035	1,000	1,043
[1]	DP World Ltd.	6.850%	7/2/2037	7,270	8,378
	MDGH GMTN RSC Ltd.	3.700%	11/7/2049	7,248	5,685
	MDGH GMTN RSC Ltd.	3.950%	5/21/2050	8,275	6,743
					63,610
Total Corporate Bonds (Cost $741,255)					731,542
Sovereign Bonds (85.5%)
Angola (0.7%)
	Republic of Angola	8.250%	5/9/2028	7,593	7,495
	Republic of Angola	8.000%	11/26/2029	7,423	7,091
[1]	Republic of Angola	9.244%	1/15/2031	4,424	4,320
	Republic of Angola	8.750%	4/14/2032	7,925	7,426
[1]	Republic of Angola	9.875%	10/15/2035	3,378	3,266
	Republic of Angola	9.375%	5/8/2048	7,734	6,648
	Republic of Angola	9.125%	11/26/2049	6,032	5,069
					41,315
Argentina (3.7%)
	Provincia de Buenos Aires	6.625%	9/1/2037	25,812	18,825
	Republic of Argentina	1.000%	7/9/2029	9,449	8,047
	Republic of Argentina	5.000%	1/9/2038	50,717	37,213
2

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	57,247	46,835
[3]	Republic of Argentina, 4.375% coupon rate effective 7/9/2027	4.125%	7/9/2046	9,042	6,199
[3]	Republic of Argentina, 4.750% coupon rate effective 7/9/2027	4.125%	7/9/2035	91,176	63,940
[3]	Republic of Argentina, 4.875% coupon rate effective 7/9/2029	3.500%	7/9/2041	46,617	30,314
					211,373
Armenia (0.1%)
	Republic of Armenia	3.950%	9/26/2029	2,150	2,050
	Republic of Armenia	3.600%	2/2/2031	3,175	2,900
[1]	Republic of Armenia	6.750%	3/12/2035	3,425	3,565
					8,515
Azerbaijan (0.1%)
[2]	Republic of Azerbaijan	3.500%	9/1/2032	4,710	4,402
Bahamas (0.1%)
[2]	Commonwealth of Bahamas	8.950%	10/15/2032	2,879	3,181
[1]	Commonwealth of Bahamas	8.250%	6/24/2036	4,150	4,500
	Commonwealth of Bahamas	8.250%	6/24/2036	350	380
					8,061
Bahrain (2.0%)
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/2027	3,941	3,909
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/2027	4,154	4,071
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/2029	4,123	3,957
	CBB International Sukuk Programme Co. WLL	6.250%	10/18/2030	4,550	4,731
	CBB International Sukuk Programme Co. WLL	6.000%	2/12/2031	4,183	4,323
[1]	CBB International Sukuk Programme Co. WLL	5.875%	6/5/2032	5,310	5,423
	CBB International Sukuk Programme Co. WLL	5.875%	6/5/2032	500	511
[1]	CBB International Sukuk Programme Co. WLL	6.250%	7/7/2033	9,502	9,930
	CBB International Sukuk Programme Co. WLL	6.250%	7/7/2033	3,700	3,866
[1]	CBB International Sukuk Programme Co. WLL	5.874%	2/6/2034	6,700	6,792
	Kingdom of Bahrain	4.250%	1/25/2028	1,975	1,938
	Kingdom of Bahrain	7.000%	10/12/2028	7,300	7,647
	Kingdom of Bahrain	6.750%	9/20/2029	4,978	5,198
	Kingdom of Bahrain	7.375%	5/14/2030	4,683	5,056
	Kingdom of Bahrain	5.625%	9/30/2031	4,045	4,063
	Kingdom of Bahrain	5.450%	9/16/2032	5,175	5,062
	Kingdom of Bahrain	5.250%	1/25/2033	4,655	4,499
	Kingdom of Bahrain	5.625%	5/18/2034	4,322	4,208
	Kingdom of Bahrain	7.750%	4/18/2035	4,740	5,296
	Kingdom of Bahrain	7.500%	2/12/2036	4,100	4,514
[1]	Kingdom of Bahrain	7.500%	7/7/2037	2,877	3,176
	Kingdom of Bahrain	7.500%	7/7/2037	300	331
[1]	Kingdom of Bahrain	6.625%	10/6/2037	4,200	4,255
	Kingdom of Bahrain	6.000%	9/19/2044	5,545	5,149
	Kingdom of Bahrain	7.500%	9/20/2047	4,034	4,333
	Kingdom of Bahrain	6.250%	1/25/2051	2,191	2,040
					114,278
Barbados (0.0%)
[1,2]	Government of Barbados	8.000%	6/26/2035	2,010	2,102
[2]	Government of Barbados	8.000%	6/26/2035	220	230
					2,332
Benin (0.1%)
[2]	Benin Government International Bond	8.375%	1/23/2041	200	213
[2]	Republic of Benin	7.960%	2/13/2038	3,000	3,124
[2]	Republic of Benin	7.960%	2/13/2038	200	208
[1,2]	Republic of Benin	8.375%	1/23/2041	2,200	2,345
					5,890
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/2027	2,460	2,437
	Government of Bermuda	2.375%	8/20/2030	3,002	2,720
	Government of Bermuda	5.000%	7/15/2032	3,785	3,851
	Government of Bermuda	3.375%	8/20/2050	3,230	2,296
					11,304
Bolivia (0.1%)
[2]	Bolivian Government	4.500%	3/20/2028	4,266	3,487
	Bolivian Government	7.500%	3/2/2030	3,730	3,111
					6,598
3

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brazil (3.3%)
	Brazilian Government International Bond	7.250%	1/12/2056	11,108	11,251
	Federative Republic of Brazil	10.125%	5/15/2027	3,526	3,833
	Federative Republic of Brazil	4.625%	1/13/2028	12,807	12,858
	Federative Republic of Brazil	4.500%	5/30/2029	8,780	8,741
	Federative Republic of Brazil	3.875%	6/12/2030	15,445	14,817
	Federative Republic of Brazil	5.500%	11/6/2030	9,969	10,171
	Federative Republic of Brazil	6.250%	3/18/2031	8,390	8,824
	Federative Republic of Brazil	3.750%	9/12/2031	6,777	6,290
	Federative Republic of Brazil	6.125%	1/22/2032	8,975	9,339
	Federative Republic of Brazil	6.000%	10/20/2033	9,981	10,209
	Federative Republic of Brazil	8.250%	1/20/2034	6,090	7,128
	Federative Republic of Brazil	6.125%	3/15/2034	9,990	10,192
	Federative Republic of Brazil	6.625%	3/15/2035	16,881	17,579
	Federative Republic of Brazil	7.125%	1/20/2037	7,777	8,584
	Federative Republic of Brazil	5.625%	1/7/2041	8,750	8,258
	Federative Republic of Brazil	5.000%	1/27/2045	13,773	11,262
	Federative Republic of Brazil	5.625%	2/21/2047	11,062	9,585
	Federative Republic of Brazil	4.750%	1/14/2050	15,178	11,414
	Federative Republic of Brazil	7.125%	5/13/2054	8,454	8,586
					188,921
Bulgaria (0.1%)
	Republic of Bulgaria	5.000%	3/5/2037	6,470	6,491
Cameroon (0.0%)
[2]	Republic of Cameroon	9.500%	7/31/2031	2,400	2,277
Chile (2.0%)
	Republic of Chile	2.750%	1/31/2027	4,222	4,147
	Republic of Chile	3.240%	2/6/2028	8,209	8,065
	Republic of Chile	4.850%	1/22/2029	7,301	7,465
	Republic of Chile	2.450%	1/31/2031	6,422	5,857
	Republic of Chile	2.550%	1/27/2032	6,490	5,804
	Republic of Chile	2.550%	7/27/2033	9,862	8,552
	Republic of Chile	3.500%	1/31/2034	8,250	7,598
	Republic of Chile	4.950%	1/5/2036	8,235	8,334
	Republic of Chile	5.650%	1/13/2037	8,933	9,474
	Republic of Chile	3.100%	5/7/2041	11,985	9,285
	Republic of Chile	4.340%	3/7/2042	8,744	7,855
	Republic of Chile	3.860%	6/21/2047	5,005	4,065
	Republic of Chile	3.500%	1/25/2050	9,250	6,894
	Republic of Chile	4.000%	1/31/2052	3,937	3,169
	Republic of Chile	3.500%	4/15/2053	6,006	4,394
	Republic of Chile	5.330%	1/5/2054	6,600	6,529
	Republic of Chile	3.100%	1/22/2061	8,575	5,466
	Republic of Chile	3.250%	9/21/2071	4,978	3,178
					116,131
China (0.8%)
	China Government Bond	2.625%	11/2/2027	4,084	4,033
	China Government Bond	4.125%	11/20/2027	4,500	4,580
	China Government Bond	3.500%	10/19/2028	4,992	5,025
	China Government Bond	4.250%	11/20/2029	2,500	2,591
	China Government Bond	2.125%	12/3/2029	8,725	8,354
	China Government Bond	1.200%	10/21/2030	10,236	9,274
	China Government Bond	1.750%	10/26/2031	4,650	4,263
	China Government Bond	2.750%	12/3/2039	2,175	1,938
	China Government Bond	4.000%	10/19/2048	2,750	2,680
	China Government Bond	2.250%	10/21/2050	1,899	1,331
	China Government Bond	2.500%	10/26/2051	2,475	1,816
					45,885
Colombia (2.5%)
	Republic of Colombia	3.875%	4/25/2027	3,984	3,948
	Republic of Colombia	4.500%	3/15/2029	6,074	5,979
	Republic of Colombia	3.000%	1/30/2030	5,081	4,604
	Republic of Colombia	7.375%	4/25/2030	8,449	9,071
	Republic of Colombia	3.125%	4/15/2031	8,678	7,638
	Republic of Colombia	3.250%	4/22/2032	6,253	5,336
	Republic of Colombia	8.000%	4/20/2033	7,286	8,016
	Republic of Colombia	7.500%	2/2/2034	10,202	10,849
4

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Colombia	8.500%	4/25/2035	8,339	9,394
	Republic of Colombia	8.000%	11/14/2035	8,849	9,656
	Republic of Colombia	7.750%	11/7/2036	9,270	9,887
	Republic of Colombia	7.375%	9/18/2037	8,095	8,419
	Republic of Colombia	6.125%	1/18/2041	9,344	8,493
	Republic of Colombia	5.625%	2/26/2044	8,563	7,138
	Republic of Colombia	5.000%	6/15/2045	12,509	9,582
	Republic of Colombia	5.200%	5/15/2049	7,958	6,062
	Republic of Colombia	4.125%	5/15/2051	3,645	2,379
	Republic of Colombia	8.750%	11/14/2053	8,329	9,574
	Republic of Colombia	8.375%	11/7/2054	7,551	8,332
	Republic of Colombia	3.875%	2/15/2061	2,692	1,651
					146,008
Costa Rica (0.6%)
	Republic of Costa Rica	6.125%	2/19/2031	5,583	5,837
[2]	Republic of Costa Rica	6.550%	4/3/2034	6,235	6,723
	Republic of Costa Rica	5.625%	4/30/2043	3,281	3,108
	Republic of Costa Rica	7.000%	4/4/2044	4,030	4,362
	Republic of Costa Rica	7.158%	3/12/2045	5,561	6,101
[2]	Republic of Costa Rica	7.300%	11/13/2054	6,545	7,312
					33,443
Dominican Republic (2.2%)
	Dominican Republic	5.950%	1/25/2027	6,843	6,938
	Dominican Republic	6.000%	7/19/2028	5,971	6,145
	Dominican Republic	5.500%	2/22/2029	7,925	8,058
	Dominican Republic	4.500%	1/30/2030	9,017	8,811
	Dominican Republic	7.050%	2/3/2031	5,337	5,748
	Dominican Republic	4.875%	9/23/2032	13,990	13,409
	Dominican Republic	6.000%	2/22/2033	8,444	8,636
[1]	Dominican Republic	5.875%	10/28/2035	7,116	7,104
[1]	Dominican Republic	6.600%	6/1/2036	2,700	2,854
	Dominican Republic	6.600%	6/1/2036	500	528
[1]	Dominican Republic	6.950%	3/15/2037	7,730	8,271
	Dominican Republic	6.950%	3/15/2037	1,710	1,830
	Dominican Republic	5.300%	1/21/2041	6,930	6,311
	Dominican Republic	7.450%	4/30/2044	6,300	7,012
	Dominican Republic	6.850%	1/27/2045	8,555	8,967
	Dominican Republic	6.500%	2/15/2048	4,297	4,348
	Dominican Republic	6.400%	6/5/2049	5,930	5,945
[1]	Dominican Republic	7.150%	2/24/2055	3,820	4,137
	Dominican Republic	7.150%	2/24/2055	670	726
	Dominican Republic	5.875%	1/30/2060	14,845	13,484
					129,262
Ecuador (0.8%)
[2]	Republic of Ecuador	0.000%	7/31/2030	4,469	3,496
	Republic of Ecuador	6.900%	7/31/2030	13,588	12,401
	Republic of Ecuador	6.900%	7/31/2035	28,920	22,182
[3]	Republic of Ecuador, 5.500% coupon rate effective 7/31/2026	5.000%	7/31/2040	13,266	9,036
					47,115
Egypt (1.9%)
	Arab Republic of Egypt	7.500%	1/31/2027	8,683	8,875
	Arab Republic of Egypt	5.800%	9/30/2027	4,707	4,720
	Arab Republic of Egypt	6.588%	2/21/2028	5,400	5,486
	Arab Republic of Egypt	7.600%	3/1/2029	7,020	7,343
[1]	Arab Republic of Egypt	8.625%	2/4/2030	2,650	2,837
	Arab Republic of Egypt	8.625%	2/4/2030	4,150	4,448
	Arab Republic of Egypt	5.875%	2/16/2031	6,750	6,479
	Arab Republic of Egypt	7.053%	1/15/2032	4,525	4,509
	Arab Republic of Egypt	7.625%	5/29/2032	7,769	7,895
[1]	Arab Republic of Egypt	9.450%	2/4/2033	1,911	2,085
	Arab Republic of Egypt	9.450%	2/4/2033	1,350	1,475
	Arab Republic of Egypt	7.300%	9/30/2033	5,075	4,957
	Arab Republic of Egypt	6.875%	4/30/2040	2,755	2,449
	Arab Republic of Egypt	8.500%	1/31/2047	10,701	9,870
	Arab Republic of Egypt	7.903%	2/21/2048	7,174	6,230
	Arab Republic of Egypt	8.700%	3/1/2049	6,730	6,266
	Arab Republic of Egypt	8.875%	5/29/2050	8,215	7,756
	Arab Republic of Egypt	8.750%	9/30/2051	3,350	3,112
5

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arab Republic of Egypt	8.150%	11/20/2059	2,150	1,871
	Arab Republic of Egypt	7.500%	2/16/2061	7,050	5,772
[1]	Egypt Taskeek Co.	6.375%	4/7/2029	2,600	2,633
[1]	Egypt Taskeek Co.	7.950%	10/7/2032	4,058	4,184
					111,252
El Salvador (0.5%)
	Republic of El Salvador	8.625%	2/28/2029	2,189	2,336
[2]	Republic of El Salvador	9.250%	4/17/2030	4,814	5,219
	Republic of El Salvador	8.250%	4/10/2032	2,189	2,352
	Republic of El Salvador	7.650%	6/15/2035	3,963	4,123
	Republic of El Salvador	7.625%	2/1/2041	2,250	2,226
	Republic of El Salvador	7.125%	1/20/2050	3,060	2,760
	Republic of El Salvador	9.500%	7/15/2052	4,120	4,550
[1,2]	Republic of El Salvador	9.650%	11/21/2054	3,850	4,332
[2]	Republic of El Salvador	9.650%	11/21/2054	550	619
					28,517
Gabon (0.1%)
	Republic of Gabon	9.500%	2/18/2029	2,500	2,253
[2]	Republic of Gabon	6.625%	2/6/2031	3,950	3,093
	Republic of Gabon	7.000%	11/24/2031	2,237	1,736
					7,082
Ghana (0.6%)
[1,2]	Republic of Ghana	0.000%	1/3/2030	1,968	1,695
[2]	Republic of Ghana	0.000%	1/3/2030	533	460
[1,2]	Republic of Ghana	1.500%	1/3/2037	4,505	2,292
[2]	Republic of Ghana	1.500%	1/3/2037	400	204
[1,3]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2029	11,099	10,794
[3]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2029	1,781	1,733
[1,3]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2035	14,670	12,580
[3]	Republic of Ghana, 6.000% coupon rate effective 7/3/2028	5.000%	7/3/2035	3,744	3,216
					32,974
Guatemala (0.8%)
	Republic of Guatemala	4.375%	6/5/2027	1,991	1,976
	Republic of Guatemala	4.875%	2/13/2028	3,088	3,095
	Republic of Guatemala	5.250%	8/10/2029	2,571	2,602
[2]	Republic of Guatemala	4.900%	6/1/2030	2,550	2,541
	Republic of Guatemala	6.050%	8/6/2031	2,651	2,771
	Republic of Guatemala	5.375%	4/24/2032	1,919	1,943
	Republic of Guatemala	7.050%	10/4/2032	2,050	2,265
	Republic of Guatemala	3.700%	10/7/2033	3,679	3,313
	Republic of Guatemala	6.600%	6/13/2036	3,850	4,148
[1]	Republic of Guatemala	6.250%	8/15/2036	3,536	3,730
	Republic of Guatemala	6.550%	2/6/2037	3,200	3,436
	Republic of Guatemala	4.650%	10/7/2041	1,991	1,745
[2]	Republic of Guatemala	6.125%	6/1/2050	6,281	6,165
[1]	Republic of Guatemala	6.875%	8/15/2055	3,300	3,553
	Republic of Guatemala	6.875%	8/15/2055	200	215
					43,498
Honduras (0.2%)
	Republic of Honduras	6.250%	1/19/2027	2,860	2,864
	Republic of Honduras	5.625%	6/24/2030	2,400	2,347
[1]	Republic of Honduras	8.625%	11/27/2034	2,540	2,724
	Republic of Honduras	8.625%	11/27/2034	1,929	2,069
					10,004
Hungary (1.6%)
	Republic of Hungary	6.125%	5/22/2028	9,339	9,720
	Republic of Hungary	5.250%	6/16/2029	7,525	7,682
[1]	Republic of Hungary	5.375%	9/26/2030	5,510	5,670
	Republic of Hungary	5.375%	9/26/2030	3,000	3,089
	Republic of Hungary	2.125%	9/22/2031	9,305	8,017
	Republic of Hungary	6.250%	9/22/2032	7,860	8,461
	Republic of Hungary	5.500%	6/16/2034	5,305	5,405
[1]	Republic of Hungary	6.000%	9/26/2035	3,000	3,149
	Republic of Hungary	6.000%	9/26/2035	1,400	1,470
	Republic of Hungary	5.500%	3/26/2036	11,220	11,330
	Republic of Hungary	7.625%	3/29/2041	6,804	8,179
	Republic of Hungary	3.125%	9/21/2051	8,190	5,314
6

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Hungary	6.750%	9/25/2052	4,625	5,102
[1]	Republic of Hungary	6.750%	9/23/2055	6,120	6,645
	Republic of Hungary	6.750%	9/23/2055	1,900	2,064
					91,297
Indonesia (5.7%)
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/2027	8,351	8,364
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/2027	7,500	7,531
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/2028	7,190	7,239
	Perusahaan Penerbit SBSN Indonesia III	5.400%	11/15/2028	4,080	4,236
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/2029	5,860	5,908
	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/2029	3,400	3,503
[1]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	3,675	3,787
	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	500	515
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/2030	4,285	4,016
[1]	Perusahaan Penerbit SBSN Indonesia III	4.550%	7/23/2030	5,275	5,329
	Perusahaan Penerbit SBSN Indonesia III	4.550%	7/23/2030	3,000	3,031
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/2031	3,597	3,277
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/2032	5,875	5,950
	Perusahaan Penerbit SBSN Indonesia III	5.600%	11/15/2033	4,250	4,522
	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/2/2034	4,500	4,637
[1]	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/2034	2,475	2,557
	Perusahaan Penerbit SBSN Indonesia III	5.250%	11/25/2034	1,100	1,136
[1]	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/23/2035	3,493	3,598
	Perusahaan Penerbit SBSN Indonesia III	5.200%	7/23/2035	3,100	3,193
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/2050	3,600	2,788
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/2051	2,800	2,077
	Perusahaan Penerbit SBSN Indonesia III	5.500%	7/2/2054	2,250	2,281
[1]	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/2054	2,625	2,689
	Perusahaan Penerbit SBSN Indonesia III	5.650%	11/25/2054	500	512
	Republic of Indonesia	4.350%	1/8/2027	4,975	4,995
	Republic of Indonesia	3.850%	7/18/2027	4,670	4,654
	Republic of Indonesia	4.150%	9/20/2027	3,375	3,380
	Republic of Indonesia	3.500%	1/11/2028	5,461	5,401
	Republic of Indonesia	4.550%	1/11/2028	4,775	4,812
	Republic of Indonesia	4.100%	4/24/2028	4,275	4,281
	Republic of Indonesia	4.750%	2/11/2029	5,508	5,611
	Republic of Indonesia	4.400%	3/10/2029	2,224	2,244
	Republic of Indonesia	3.400%	9/18/2029	3,420	3,336
	Republic of Indonesia	5.250%	1/15/2030	4,100	4,267
	Republic of Indonesia	2.850%	2/14/2030	5,119	4,849
	Republic of Indonesia	3.850%	10/15/2030	7,325	7,209
	Republic of Indonesia	1.850%	3/12/2031	5,075	4,474
	Republic of Indonesia	4.300%	4/16/2031	3,000	3,001
	Republic of Indonesia	2.150%	7/28/2031	4,975	4,416
	Republic of Indonesia	3.550%	3/31/2032	4,340	4,120
	Republic of Indonesia	4.650%	9/20/2032	6,650	6,710
	Republic of Indonesia	4.850%	1/11/2033	5,555	5,639
	Republic of Indonesia	4.700%	2/10/2034	2,987	2,998
	Republic of Indonesia	4.750%	9/10/2034	5,050	5,070
	Republic of Indonesia	5.600%	1/15/2035	5,225	5,566
	Republic of Indonesia	8.500%	10/12/2035	6,730	8,650
	Republic of Indonesia	4.900%	4/16/2036	5,000	5,013
	Republic of Indonesia	6.625%	2/17/2037	6,487	7,423
	Republic of Indonesia	7.750%	1/17/2038	9,070	11,344
	Republic of Indonesia	5.250%	1/17/2042	10,770	10,956
	Republic of Indonesia	4.625%	4/15/2043	6,860	6,449
	Republic of Indonesia	6.750%	1/15/2044	8,435	9,865
	Republic of Indonesia	5.125%	1/15/2045	8,901	8,906
	Republic of Indonesia	5.950%	1/8/2046	5,766	6,227
	Republic of Indonesia	5.250%	1/8/2047	6,350	6,418
	Republic of Indonesia	4.750%	7/18/2047	4,380	4,146
	Republic of Indonesia	4.350%	1/11/2048	7,030	6,184
	Republic of Indonesia	5.350%	2/11/2049	4,623	4,696
	Republic of Indonesia	3.700%	10/30/2049	4,505	3,500
	Republic of Indonesia	3.500%	2/14/2050	3,225	2,416
	Republic of Indonesia	4.200%	10/15/2050	7,825	6,576
	Republic of Indonesia	3.050%	3/12/2051	8,895	6,099
	Republic of Indonesia	4.300%	3/31/2052	3,823	3,237
	Republic of Indonesia	5.450%	9/20/2052	2,115	2,131
7

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	5.650%	1/11/2053	3,130	3,229
	Republic of Indonesia	5.100%	2/10/2054	3,825	3,716
	Republic of Indonesia	5.150%	9/10/2054	3,025	2,967
	Republic of Indonesia	3.200%	9/23/2061	3,050	2,023
	Republic of Indonesia	4.450%	4/15/2070	4,485	3,734
	Republic of Indonesia	3.350%	3/12/2071	3,450	2,317
					327,931
Iraq (0.1%)
[2]	Republic of Iraq	5.800%	1/15/2028	3,623	3,612
Ivory Coast (0.5%)
[2]	Ivory Coast	6.375%	3/3/2028	2,204	2,241
[2]	Ivory Coast	7.625%	1/30/2033	4,500	4,754
[2]	Ivory Coast	6.125%	6/15/2033	6,390	6,217
[2]	Ivory Coast	8.075%	4/1/2036	400	421
[2]	Ivory Coast	8.250%	1/30/2037	6,475	6,873
[1,2]	Republic of Cote d'Ivoire	8.075%	4/1/2036	7,387	7,757
					28,263
Jamaica (0.4%)
[2]	Jamaica	6.750%	4/28/2028	5,065	5,212
[2]	Jamaica	8.000%	3/15/2039	6,265	7,572
	Jamaica	7.875%	7/28/2045	7,805	9,426
					22,210
Jordan (0.4%)
	Kingdom of Jordan	5.750%	1/31/2027	4,400	4,424
	Kingdom of Jordan	7.750%	1/15/2028	2,960	3,103
	Kingdom of Jordan	7.500%	1/13/2029	5,500	5,831
	Kingdom of Jordan	5.850%	7/7/2030	5,561	5,628
	Kingdom of Jordan	7.375%	10/10/2047	4,525	4,566
					23,552
Kazakhstan (0.6%)
[1]	Republic of Kazakhstan	4.412%	10/28/2030	6,000	5,954
[1]	Republic of Kazakhstan	5.000%	7/1/2032	5,372	5,454
	Republic of Kazakhstan	5.000%	7/1/2032	1,400	1,423
	Republic of Kazakhstan	4.714%	4/9/2035	6,550	6,459
[1]	Republic of Kazakhstan	5.500%	7/1/2037	5,800	5,921
	Republic of Kazakhstan	5.500%	7/1/2037	200	204
	Republic of Kazakhstan	4.875%	10/14/2044	2,950	2,747
	Republic of Kazakhstan	4.875%	10/14/2044	700	652
	Republic of Kazakhstan	6.500%	7/21/2045	6,685	7,492
					36,306
Kenya (0.6%)
	Republic of Kenya	9.750%	2/16/2031	6,671	7,160
	Republic of Kenya	8.000%	5/22/2032	5,337	5,335
[1]	Republic of Kenya	7.875%	10/9/2033	3,360	3,285
	Republic of Kenya	6.300%	1/23/2034	4,447	3,941
[1]	Republic of Kenya	9.500%	3/5/2036	6,475	6,621
	Republic of Kenya	9.500%	3/5/2036	200	204
[1]	Republic of Kenya	8.800%	10/9/2038	3,354	3,270
	Republic of Kenya	8.250%	2/28/2048	4,447	4,078
					33,894
Kuwait (1.2%)
	Kuwait	3.500%	3/20/2027	18,165	18,014
[1]	Kuwait	4.016%	10/9/2028	16,300	16,255
[1]	Kuwait	4.136%	10/9/2030	13,800	13,749
[1]	Kuwait	4.652%	10/9/2035	22,100	22,188
					70,206
Kyrgyzstan (0.1%)
[1]	Kyrgyz Republic International Bond	7.750%	6/3/2030	3,000	3,020
Lebanon (0.2%)
[4]	Lebanon Republic	6.600%	11/27/2026	6,645	1,519
[4]	Lebanon Republic	6.850%	3/23/2027	5,245	1,201
[4]	Lebanon Republic	6.750%	11/29/2027	4,654	1,065
[4]	Lebanon Republic	6.650%	11/3/2028	4,130	948
[4]	Lebanon Republic	6.850%	5/25/2029	4,420	1,012
[4]	Lebanon Republic	6.650%	2/26/2030	6,615	1,512
8

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Lebanon Republic	7.000%	3/23/2032	4,480	1,029
[4]	Lebanon Republic	7.050%	11/2/2035	2,855	657
[4]	Lebanon Republic	7.250%	3/23/2037	3,530	809
					9,752
Malaysia (0.2%)
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/2045	2,497	2,284
	Malaysia Sukuk Global Bhd.	4.080%	4/27/2046	2,300	2,053
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/2031	3,225	2,927
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/2051	2,200	1,613
					8,877
Mexico (7.6%)
[1]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	52,860	53,695
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	4,650	4,723
	United Mexican States	4.150%	3/28/2027	7,706	7,699
	United Mexican States	3.750%	1/11/2028	7,118	7,055
	United Mexican States	5.400%	2/9/2028	5,100	5,225
	United Mexican States	4.500%	4/22/2029	11,278	11,337
	United Mexican States	5.000%	5/7/2029	3,560	3,628
	United Mexican States	3.250%	4/16/2030	8,497	8,061
	United Mexican States	6.000%	5/13/2030	6,785	7,152
	United Mexican States	4.750%	3/22/2031	6,513	6,482
	United Mexican States	2.659%	5/24/2031	13,337	11,968
	United Mexican States	8.300%	8/15/2031	4,555	5,479
	United Mexican States	4.750%	4/27/2032	9,890	9,727
	United Mexican States	5.850%	7/2/2032	17,830	18,473
	United Mexican States	5.375%	3/22/2033	19,867	19,913
	United Mexican States	7.500%	4/8/2033	3,066	3,525
	United Mexican States	4.875%	5/19/2033	9,175	8,920
	United Mexican States	3.500%	2/12/2034	12,453	10,863
	United Mexican States	6.750%	9/27/2034	6,955	7,633
	United Mexican States	6.350%	2/9/2035	11,652	12,324
	United Mexican States	5.625%	9/22/2035	11,986	11,944
	United Mexican States	6.000%	5/7/2036	17,789	18,276
	United Mexican States	6.875%	5/13/2037	17,367	18,818
	United Mexican States	6.625%	1/29/2038	13,209	13,955
	United Mexican States	6.050%	1/11/2040	12,235	12,413
	United Mexican States	4.280%	8/14/2041	11,402	9,382
	United Mexican States	4.750%	3/8/2044	16,632	14,063
	United Mexican States	5.550%	1/21/2045	11,807	11,156
	United Mexican States	4.600%	1/23/2046	10,429	8,502
	United Mexican States	4.350%	1/15/2047	5,506	4,324
	United Mexican States	4.600%	2/10/2048	8,428	6,760
	United Mexican States	4.500%	1/31/2050	8,557	6,731
	United Mexican States	5.000%	4/27/2051	10,772	9,017
	United Mexican States	4.400%	2/12/2052	9,826	7,452
	United Mexican States	6.338%	5/4/2053	13,171	13,082
	United Mexican States	6.400%	5/7/2054	11,354	11,356
	United Mexican States	7.375%	5/13/2055	11,054	12,406
	United Mexican States	3.771%	5/24/2061	13,365	8,653
	United Mexican States	3.750%	4/19/2071	13,342	8,305
	United Mexican States	5.750%	10/12/2110	11,988	10,520
					440,997
Mongolia (0.1%)
	Mongolia	8.650%	1/19/2028	2,430	2,579
[1]	Mongolia	6.625%	2/25/2030	1,750	1,795
	Mongolia	6.625%	2/25/2030	400	410
	Mongolia	4.450%	7/7/2031	2,300	2,102
					6,886
Montenegro (0.1%)
	Republic of Montenegro	7.250%	3/12/2031	3,350	3,607
Morocco (0.5%)
	Kingdom of Morocco	2.375%	12/15/2027	3,325	3,188
	Kingdom of Morocco	5.950%	3/8/2028	5,900	6,104
	Kingdom of Morocco	3.000%	12/15/2032	4,225	3,740
	Kingdom of Morocco	6.500%	9/8/2033	5,300	5,798
	Kingdom of Morocco	5.500%	12/11/2042	3,260	3,154
9

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kingdom of Morocco	4.000%	12/15/2050	5,600	4,187
					26,171
Mozambique (0.1%)
	Republic of Mozambique	9.000%	9/15/2031	3,985	3,459
Nigeria (1.3%)
	Republic of Nigeria	6.500%	11/28/2027	6,408	6,442
	Republic of Nigeria	6.125%	9/28/2028	5,427	5,338
	Republic of Nigeria	8.375%	3/24/2029	5,843	6,061
	Republic of Nigeria	7.143%	2/23/2030	5,400	5,371
	Republic of Nigeria	8.747%	1/21/2031	4,122	4,316
[1]	Republic of Nigeria	9.625%	6/9/2031	403	439
	Republic of Nigeria	9.625%	6/9/2031	3,272	3,563
	Republic of Nigeria	7.875%	2/16/2032	6,000	6,015
	Republic of Nigeria	7.375%	9/28/2033	6,553	6,327
[1]	Republic of Nigeria	10.375%	12/9/2034	5,050	5,661
	Republic of Nigeria	10.375%	12/9/2034	2,500	2,809
	Republic of Nigeria	7.696%	2/23/2038	5,867	5,515
	Republic of Nigeria	7.625%	11/28/2047	6,513	5,783
	Republic of Nigeria	9.248%	1/21/2049	3,350	3,460
	Republic of Nigeria	8.250%	9/28/2051	5,427	5,027
					72,127
Oman (1.5%)
	Oman Sovereign Sukuk Co.	4.875%	6/15/2030	7,458	7,668
[1]	Oman Sovereign Sukuk Co.	4.525%	4/17/2033	4,400	4,401
	Sultanate of Oman	5.375%	3/8/2027	6,470	6,556
	Sultanate of Oman	6.750%	10/28/2027	5,710	5,964
	Sultanate of Oman	5.625%	1/17/2028	10,300	10,562
	Sultanate of Oman	6.000%	8/1/2029	10,522	11,087
	Sultanate of Oman	6.250%	1/25/2031	7,920	8,561
	Sultanate of Oman	7.375%	10/28/2032	4,972	5,792
	Sultanate of Oman	6.500%	3/8/2047	8,565	9,425
	Sultanate of Oman	6.750%	1/17/2048	11,100	12,482
	Sultanate of Oman	7.000%	1/25/2051	5,300	6,130
					88,628
Pakistan (0.4%)
	Islamic Republic of Pakistan	6.875%	12/5/2027	6,550	6,544
	Islamic Republic of Pakistan	7.375%	4/8/2031	6,045	5,966
	Islamic Republic of Pakistan	8.875%	4/8/2051	3,820	3,646
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/2029	4,489	4,556
					20,712
Panama (2.1%)
	Republic of Panama	8.875%	9/30/2027	2,673	2,882
	Republic of Panama	3.875%	3/17/2028	6,690	6,588
	Republic of Panama	9.375%	4/1/2029	3,939	4,495
	Republic of Panama	3.160%	1/23/2030	3,913	3,667
	Republic of Panama	7.500%	3/1/2031	4,790	5,327
	Republic of Panama	2.252%	9/29/2032	12,194	10,058
	Republic of Panama	3.298%	1/19/2033	4,387	3,843
	Republic of Panama	6.400%	2/14/2035	10,931	11,528
[2]	Republic of Panama	6.700%	1/26/2036	11,196	12,035
	Republic of Panama	6.875%	1/31/2036	4,750	5,155
	Republic of Panama	8.000%	3/1/2038	5,309	6,193
[2]	Republic of Panama	4.500%	5/15/2047	5,191	4,154
[2]	Republic of Panama	4.500%	4/16/2050	10,570	8,275
[2]	Republic of Panama	4.300%	4/29/2053	7,415	5,673
	Republic of Panama	6.853%	3/28/2054	6,320	6,701
	Republic of Panama	4.500%	4/1/2056	10,849	8,287
	Republic of Panama	7.875%	3/1/2057	3,376	3,973
[2]	Republic of Panama	3.870%	7/23/2060	12,693	8,613
	Republic of Panama	4.500%	1/19/2063	6,138	4,666
					122,113
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/2028	2,200	2,273
Paraguay (0.5%)
[2]	Republic of Paraguay	4.950%	4/28/2031	4,360	4,410
	Republic of Paraguay	2.739%	1/29/2033	3,365	2,975
10

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Paraguay	3.849%	6/28/2033	2,059	1,937
	Republic of Paraguay	5.850%	8/21/2033	2,364	2,495
[2]	Republic of Paraguay	6.000%	2/9/2036	1,980	2,112
	Republic of Paraguay	6.100%	8/11/2044	4,330	4,488
	Republic of Paraguay	5.600%	3/13/2048	2,360	2,259
[2]	Republic of Paraguay	5.400%	3/30/2050	5,035	4,678
[1]	Republic of Paraguay	6.650%	3/4/2055	2,550	2,751
					28,105
Peru (1.7%)
	Republic of Peru	2.783%	1/23/2031	11,828	10,951
	Republic of Peru	1.862%	12/1/2032	4,447	3,697
	Republic of Peru	8.750%	11/21/2033	8,972	11,334
	Republic of Peru	3.000%	1/15/2034	10,252	8,931
	Republic of Peru	5.375%	2/8/2035	5,720	5,879
	Republic of Peru	5.500%	3/30/2036	8,332	8,563
[2]	Republic of Peru	6.550%	3/14/2037	6,026	6,740
	Republic of Peru	3.300%	3/11/2041	5,875	4,583
	Republic of Peru	5.625%	11/18/2050	10,501	10,454
	Republic of Peru	3.550%	3/10/2051	7,164	5,174
	Republic of Peru	5.875%	8/8/2054	7,575	7,678
	Republic of Peru	6.200%	6/30/2055	6,922	7,301
	Republic of Peru	2.780%	12/1/2060	7,936	4,495
	Republic of Peru	3.600%	1/15/2072	3,501	2,260
	Republic of Peru	3.230%	7/28/2121	5,033	2,866
					100,906
Philippines (3.0%)
	Republic of Philippines	3.229%	3/29/2027	1,950	1,926
	Republic of Philippines	5.170%	10/13/2027	2,600	2,653
	Republic of Philippines	3.000%	2/1/2028	8,485	8,296
	Republic of Philippines	4.625%	7/17/2028	2,070	2,102
	Republic of Philippines	3.750%	1/14/2029	6,075	6,015
	Republic of Philippines	9.500%	2/2/2030	8,924	10,744
	Republic of Philippines	4.375%	3/5/2030	2,250	2,283
	Republic of Philippines	2.457%	5/5/2030	4,200	3,905
	Republic of Philippines	7.750%	1/14/2031	8,392	9,771
	Republic of Philippines	1.648%	6/10/2031	4,930	4,300
	Republic of Philippines	1.950%	1/6/2032	2,987	2,601
	Republic of Philippines	6.375%	1/15/2032	4,055	4,496
	Republic of Philippines	3.556%	9/29/2032	3,025	2,871
	Republic of Philippines	5.609%	4/13/2033	3,750	4,008
	Republic of Philippines	5.000%	7/17/2033	6,150	6,333
	Republic of Philippines	5.250%	5/14/2034	5,000	5,236
	Republic of Philippines	6.375%	10/23/2034	8,449	9,535
	Republic of Philippines	5.500%	2/4/2035	5,559	5,927
	Republic of Philippines	4.750%	3/5/2035	5,236	5,280
	Republic of Philippines	5.000%	1/13/2037	5,699	5,794
	Republic of Philippines	3.950%	1/20/2040	9,025	8,104
	Republic of Philippines	3.700%	3/1/2041	8,775	7,484
	Republic of Philippines	3.700%	2/2/2042	9,220	7,741
	Republic of Philippines	2.950%	5/5/2045	5,750	4,115
	Republic of Philippines	2.650%	12/10/2045	7,400	4,991
	Republic of Philippines	3.200%	7/6/2046	9,511	6,994
	Republic of Philippines	4.200%	3/29/2047	4,550	3,899
	Republic of Philippines	5.950%	10/13/2047	3,625	3,902
	Republic of Philippines	5.500%	1/17/2048	5,100	5,234
	Republic of Philippines	5.600%	5/14/2049	4,200	4,330
	Republic of Philippines	5.175%	9/5/2049	3,900	3,816
	Republic of Philippines	5.900%	2/4/2050	4,700	5,027
	ROP Sukuk Trust	5.045%	6/6/2029	4,750	4,882
					174,595
Poland (2.1%)
	Bank Gospodarstwa Krajowego	5.375%	5/22/2033	7,775	8,117
[1]	Bank Gospodarstwa Krajowego	5.750%	7/9/2034	7,300	7,780
	Bank Gospodarstwa Krajowego	5.750%	7/9/2034	800	855
[1]	Bank Gospodarstwa Krajowego	6.250%	7/9/2054	6,575	6,972
	Bank Gospodarstwa Krajowego	6.250%	7/9/2054	950	1,010
	Republic of Poland	5.500%	11/16/2027	6,835	7,049
	Republic of Poland	4.625%	3/18/2029	6,515	6,638
	Republic of Poland	4.875%	2/12/2030	12,260	12,627
11

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Poland	5.750%	11/16/2032	6,615	7,101
	Republic of Poland	4.875%	10/4/2033	11,120	11,313
	Republic of Poland	5.125%	9/18/2034	12,830	13,187
	Republic of Poland	5.375%	2/12/2035	12,630	13,202
	Republic of Poland	5.500%	4/4/2053	10,960	10,771
	Republic of Poland	5.500%	3/18/2054	15,637	15,372
					121,994
Qatar (2.9%)
	State of Qatar	4.500%	2/27/2028	3,325	3,380
	State of Qatar	4.500%	4/23/2028	12,535	12,738
	State of Qatar	4.000%	3/14/2029	17,500	17,611
	State of Qatar	4.625%	5/29/2029	4,349	4,466
	State of Qatar	3.750%	4/16/2030	13,204	13,137
[1]	State of Qatar	9.750%	6/15/2030	6,203	7,725
	State of Qatar	4.750%	5/29/2034	6,275	6,531
[1]	State of Qatar	4.875%	2/27/2035	6,800	7,143
	State of Qatar	4.875%	2/27/2035	2,300	2,417
[1]	State of Qatar	6.400%	1/20/2040	4,430	5,155
[1]	State of Qatar	5.750%	1/20/2042	4,600	5,026
	State of Qatar	4.625%	6/2/2046	9,536	9,006
	State of Qatar	5.103%	4/23/2048	27,560	27,644
	State of Qatar	4.817%	3/14/2049	25,983	25,066
	State of Qatar	4.400%	4/16/2050	22,038	20,025
					167,070
Romania (1.9%)
	Romania	3.000%	2/27/2027	5,376	5,279
	Romania	5.250%	11/25/2027	3,770	3,820
	Romania	6.625%	2/17/2028	8,302	8,639
	Romania	5.875%	1/30/2029	8,566	8,819
[1]	Romania	5.750%	9/16/2030	9,070	9,278
	Romania	5.750%	9/16/2030	1,220	1,248
	Romania	3.000%	2/14/2031	6,468	5,814
	Romania	3.625%	3/27/2032	4,318	3,888
	Romania	7.125%	1/17/2033	7,612	8,215
	Romania	6.375%	1/30/2034	8,324	8,548
	Romania	6.000%	5/25/2034	4,610	4,627
[1]	Romania	5.750%	3/24/2035	8,026	7,838
	Romania	5.750%	3/24/2035	1,350	1,319
[1]	Romania	6.625%	5/16/2036	7,860	8,085
	Romania	6.625%	5/16/2036	830	854
[1]	Romania	7.500%	2/10/2037	4,750	5,202
	Romania	7.500%	2/10/2037	260	285
	Romania	6.125%	1/22/2044	4,370	4,203
	Romania	5.125%	6/15/2048	5,334	4,437
	Romania	4.000%	2/14/2051	8,386	5,790
	Romania	7.625%	1/17/2053	5,178	5,761
					111,949
Rwanda (0.0%)
	Republic of Rwanda	5.500%	8/9/2031	2,500	2,278
Saudi Arabia (8.4%)
	Kingdom of Saudi Arabia	2.500%	2/3/2027	4,900	4,810
	Kingdom of Saudi Arabia	5.125%	1/13/2028	21,913	22,381
	Kingdom of Saudi Arabia	4.750%	1/18/2028	14,271	14,461
	Kingdom of Saudi Arabia	3.625%	3/4/2028	22,286	22,052
	Kingdom of Saudi Arabia	4.375%	4/16/2029	16,475	16,592
	Kingdom of Saudi Arabia	4.750%	1/16/2030	14,103	14,395
	Kingdom of Saudi Arabia	4.500%	4/17/2030	13,575	13,748
	Kingdom of Saudi Arabia	3.250%	10/22/2030	7,774	7,418
	Kingdom of Saudi Arabia	5.375%	1/13/2031	12,948	13,589
	Kingdom of Saudi Arabia	2.750%	2/3/2032	3,996	3,650
	Kingdom of Saudi Arabia	5.500%	10/25/2032	10,800	11,479
	Kingdom of Saudi Arabia	2.250%	2/2/2033	11,720	10,103
	Kingdom of Saudi Arabia	4.875%	7/18/2033	14,303	14,581
	Kingdom of Saudi Arabia	5.000%	1/16/2034	18,000	18,489
	Kingdom of Saudi Arabia	5.625%	1/13/2035	12,950	13,862
	Kingdom of Saudi Arabia	4.500%	10/26/2046	27,825	24,594
	Kingdom of Saudi Arabia	4.625%	10/4/2047	18,748	16,663
	Kingdom of Saudi Arabia	5.000%	4/17/2049	15,474	14,395
12

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kingdom of Saudi Arabia	5.250%	1/16/2050	16,192	15,747
	Kingdom of Saudi Arabia	3.250%	11/17/2051	5,640	3,878
	Kingdom of Saudi Arabia	5.000%	1/18/2053	14,208	13,032
	Kingdom of Saudi Arabia	5.750%	1/16/2054	20,352	20,842
	Kingdom of Saudi Arabia	3.750%	1/21/2055	12,130	8,936
	Kingdom of Saudi Arabia	4.500%	4/22/2060	13,200	11,031
	Kingdom of Saudi Arabia	3.450%	2/2/2061	10,318	6,904
[1]	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	10,285	10,257
	KSA Ijarah Sukuk Ltd.	4.250%	9/9/2030	1,400	1,396
[1]	KSA Ijarah Sukuk Ltd.	4.875%	9/9/2035	18,900	19,133
	KSA Ijarah Sukuk Ltd.	4.875%	9/9/2035	2,400	2,429
	KSA Sukuk Ltd.	3.628%	4/20/2027	20,593	20,464
	KSA Sukuk Ltd.	5.250%	6/4/2027	6,025	6,133
	KSA Sukuk Ltd.	5.268%	10/25/2028	11,305	11,652
	KSA Sukuk Ltd.	4.303%	1/19/2029	9,476	9,513
	KSA Sukuk Ltd.	4.274%	5/22/2029	14,227	14,264
	KSA Sukuk Ltd.	2.969%	10/29/2029	10,795	10,321
	KSA Sukuk Ltd.	5.250%	6/4/2030	6,445	6,722
	KSA Sukuk Ltd.	2.250%	5/17/2031	8,347	7,510
	KSA Sukuk Ltd.	4.511%	5/22/2033	14,210	14,167
	KSA Sukuk Ltd.	5.250%	6/4/2034	10,200	10,622
					482,215
Senegal (0.2%)
[2]	Republic of Senegal	7.750%	6/10/2031	4,828	3,805
[2]	Republic of Senegal	6.250%	5/23/2033	4,775	3,427
[2]	Republic of Senegal	6.750%	3/13/2048	4,300	2,747
					9,979
Serbia (0.3%)
	Republic of Serbia	6.250%	5/26/2028	3,225	3,363
	Republic of Serbia	2.125%	12/1/2030	5,570	4,886
	Republic of Serbia	6.500%	9/26/2033	4,500	4,910
[1]	Republic of Serbia	6.000%	6/12/2034	5,715	6,005
	Republic of Serbia	6.000%	6/12/2034	925	971
					20,135
South Africa (1.5%)
	Republic of South Africa	4.850%	9/27/2027	4,875	4,931
	Republic of South Africa	4.300%	10/12/2028	8,895	8,830
	Republic of South Africa	4.850%	9/30/2029	8,325	8,318
	Republic of South Africa	5.875%	6/22/2030	5,839	6,039
	Republic of South Africa	5.875%	4/20/2032	6,300	6,495
[1]	Republic of South Africa	7.100%	11/19/2036	6,900	7,423
	Republic of South Africa	7.100%	11/19/2036	2,190	2,357
	Republic of South Africa	6.250%	3/8/2041	3,856	3,685
	Republic of South Africa	5.375%	7/24/2044	4,405	3,741
	Republic of South Africa	5.000%	10/12/2046	4,648	3,638
	Republic of South Africa	5.650%	9/27/2047	6,513	5,487
	Republic of South Africa	6.300%	6/22/2048	2,805	2,539
	Republic of South Africa	5.750%	9/30/2049	13,290	11,206
	Republic of South Africa	7.300%	4/20/2052	6,775	6,815
[1]	Republic of South Africa	7.950%	11/19/2054	5,850	6,250
	Republic of South Africa	7.950%	11/19/2054	857	917
					88,671
Sri Lanka (0.6%)
[2]	Republic of Sri Lanka	4.000%	4/15/2028	5,230	5,018
[3]	Republic of Sri Lanka, 3.350% coupon rate effective 7/15/2027	3.100%	1/15/2030	4,899	4,620
[3]	Republic of Sri Lanka, 3.600% coupon rate effective 9/15/2027	3.350%	3/15/2033	9,482	8,268
[3]	Republic of Sri Lanka, 3.850% coupon rate effective 11/15/2027	3.600%	5/15/2036	4,539	4,146
[3]	Republic of Sri Lanka, 3.850% coupon rate effective 8/15/2027	3.600%	2/15/2038	8,869	8,189
[3]	Republic of Sri Lanka, 5.100% coupon rate effective 12/15/2027	3.600%	6/15/2035	6,394	4,951
					35,192
Suriname (0.1%)
	Republic of Suriname	7.950%	7/15/2033	2,986	2,976
[1]	Republic of Suriname	8.500%	11/6/2035	250	257
					3,233
Trinidad & Tobago (0.1%)
	Republic of Trinidad & Tobago	4.500%	6/26/2030	2,440	2,331
	Republic of Trinidad & Tobago	5.950%	1/14/2031	2,279	2,272
13

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Trinidad & Tobago	6.400%	6/26/2034	3,335	3,310
					7,913
Turkiye (6.3%)
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/2027	13,000	13,450
	Hazine Mustesarligi Varlik Kiralama A/S	8.509%	1/14/2029	10,878	11,944
[1]	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/2030	8,600	8,904
	Hazine Mustesarligi Varlik Kiralama A/S	6.500%	4/26/2030	1,475	1,528
[1]	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	4,400	4,575
	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	8,500	8,847
	Republic of Turkiye	6.000%	3/25/2027	13,146	13,395
	Republic of Turkiye	8.600%	9/24/2027	8,150	8,719
	Republic of Turkiye	9.875%	1/15/2028	15,565	17,124
	Republic of Turkiye	5.125%	2/17/2028	10,525	10,561
	Republic of Turkiye	6.125%	10/24/2028	12,528	12,828
	Republic of Turkiye	9.375%	3/14/2029	9,775	10,948
	Republic of Turkiye	7.625%	4/26/2029	13,425	14,334
	Republic of Turkiye	11.875%	1/15/2030	6,552	8,198
	Republic of Turkiye	5.250%	3/13/2030	9,074	8,937
	Republic of Turkiye	9.125%	7/13/2030	10,470	11,897
	Republic of Turkiye	5.950%	1/15/2031	9,445	9,436
	Republic of Turkiye	5.875%	6/26/2031	7,800	7,727
	Republic of Turkiye	7.125%	2/12/2032	10,750	11,183
	Republic of Turkiye	7.250%	5/29/2032	10,515	11,006
	Republic of Turkiye	7.125%	7/17/2032	8,220	8,540
	Republic of Turkiye	9.375%	1/19/2033	12,325	14,353
	Republic of Turkiye	6.500%	9/20/2033	6,700	6,702
	Republic of Turkiye	8.000%	2/14/2034	6,029	6,627
	Republic of Turkiye	7.625%	5/15/2034	14,425	15,394
	Republic of Turkiye	6.500%	1/3/2035	15,163	14,983
	Republic of Turkiye	6.950%	9/16/2035	9,700	9,832
	Republic of Turkiye	6.875%	3/17/2036	12,959	13,131
[5]	Republic of Turkiye	6.800%	11/4/2036	10,375	10,317
	Republic of Turkiye	7.250%	3/5/2038	3,925	4,185
	Republic of Turkiye	6.750%	5/30/2040	8,080	7,882
	Republic of Turkiye	6.000%	1/14/2041	12,340	10,941
	Republic of Turkiye	4.875%	4/16/2043	14,300	10,862
	Republic of Turkiye	6.625%	2/17/2045	12,300	11,263
	Republic of Turkiye	5.750%	5/11/2047	15,817	12,860
					363,413
Ukraine (0.6%)
[3]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2030	2,416	1,274
[3]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2034	8,653	3,639
[1,3]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2035	5,491	2,793
[3]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2035	1,770	901
[1,3]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2036	4,745	2,415
[3]	Ukraine, 3.000% coupon rate effective 2/1/2027	0.000%	2/1/2036	980	499
[3]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2029	5,195	3,574
[3]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	14,120	7,943
[1,3]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2035	11,159	6,181
[3]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2035	1,970	1,099
[1,3]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	9,113	5,004
[3]	Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2036	2,010	1,109
					36,431
United Arab Emirates (4.6%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/2029	4,930	5,130
	Dubai DOF Sukuk Ltd.	2.763%	9/9/2030	6,425	6,091
	Emirate of Abu Dhabi	3.125%	10/11/2027	17,829	17,659
	Emirate of Abu Dhabi	1.625%	6/2/2028	8,107	7,658
[1]	Emirate of Abu Dhabi	3.625%	10/2/2028	4,300	4,280
	Emirate of Abu Dhabi	4.875%	4/30/2029	9,500	9,845
	Emirate of Abu Dhabi	2.500%	9/30/2029	12,648	12,039
	Emirate of Abu Dhabi	3.125%	4/16/2030	12,575	12,244
	Emirate of Abu Dhabi	1.700%	3/2/2031	7,200	6,437
	Emirate of Abu Dhabi	1.875%	9/15/2031	7,000	6,254
	Emirate of Abu Dhabi	2.000%	10/19/2031	4,860	4,383
	Emirate of Abu Dhabi	4.050%	7/7/2032	7,683	7,760
	Emirate of Abu Dhabi	4.917%	9/25/2033	7,955	8,486
	Emirate of Abu Dhabi	5.000%	4/30/2034	6,750	7,180
[1]	Emirate of Abu Dhabi	4.857%	7/2/2034	5,600	5,931
14

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Emirate of Abu Dhabi	4.857%	7/2/2034	1,950	2,064
[1]	Emirate of Abu Dhabi	4.250%	10/2/2035	12,300	12,272
	Emirate of Abu Dhabi	2.875%	10/19/2041	4,737	3,708
	Emirate of Abu Dhabi	4.125%	10/11/2047	15,298	13,525
	Emirate of Abu Dhabi	3.125%	9/30/2049	16,737	12,399
	Emirate of Abu Dhabi	3.875%	4/16/2050	16,350	13,688
	Emirate of Abu Dhabi	3.000%	9/15/2051	5,840	4,154
	Emirate of Abu Dhabi	4.951%	7/7/2052	5,324	5,258
	Emirate of Abu Dhabi	5.500%	4/30/2054	8,000	8,471
	Emirate of Abu Dhabi	3.250%	10/19/2061	8,350	5,934
	Emirate of Abu Dhabi	2.700%	9/2/2070	7,661	4,571
	Emirate of Dubai	5.250%	1/30/2043	4,425	4,468
	Emirate of Dubai	3.900%	9/9/2050	6,392	4,933
	Finance Department Government of Sharjah	6.500%	11/23/2032	4,299	4,673
	Finance Department Government of Sharjah	3.625%	3/10/2033	4,025	3,643
	Finance Department Government of Sharjah	6.125%	3/6/2036	4,075	4,300
	Finance Department Government of Sharjah	4.000%	7/28/2050	4,333	3,034
	Finance Department Government of Sharjah	4.375%	3/10/2051	2,178	1,616
	RAK Capital	5.000%	3/12/2035	4,443	4,603
	Sharjah Sukuk Program Ltd.	2.942%	6/10/2027	4,465	4,347
	Sharjah Sukuk Program Ltd.	4.226%	3/14/2028	5,425	5,383
	Sharjah Sukuk Program Ltd.	3.234%	10/23/2029	4,436	4,217
	Sharjah Sukuk Program Ltd.	3.886%	4/4/2030	3,175	3,092
	Sharjah Sukuk Program Ltd.	3.200%	7/13/2031	3,600	3,320
	Sharjah Sukuk Program Ltd.	6.092%	3/19/2034	3,800	4,094
[1]	Sharjah Sukuk Program Ltd.	5.433%	4/17/2035	3,690	3,798
	Sharjah Sukuk Program Ltd.	5.433%	4/17/2035	800	825
					267,767
Uruguay (1.4%)
[2]	Oriental Republic of Uruguay	4.375%	10/27/2027	5,986	6,000
[2]	Oriental Republic of Uruguay	4.375%	1/23/2031	8,704	8,806
	Oriental Republic of Uruguay	7.875%	1/15/2033	3,884	4,664
[2]	Oriental Republic of Uruguay	5.750%	10/28/2034	9,821	10,557
[2]	Oriental Republic of Uruguay	7.625%	3/21/2036	4,466	5,458
[2]	Oriental Republic of Uruguay	5.442%	2/14/2037	8,895	9,329
[2]	Oriental Republic of Uruguay	4.125%	11/20/2045	3,225	2,881
[2]	Oriental Republic of Uruguay	5.100%	6/18/2050	17,210	16,600
[2]	Oriental Republic of Uruguay	4.975%	4/20/2055	12,002	11,172
[2]	Oriental Republic of Uruguay	5.250%	9/10/2060	5,370	5,142
					80,609
Uzbekistan (0.3%)
	Republic of Uzbekistan	7.850%	10/12/2028	3,229	3,478
	Republic of Uzbekistan	5.375%	2/20/2029	2,125	2,142
	Republic of Uzbekistan	3.700%	11/25/2030	2,434	2,271
	Republic of Uzbekistan	3.900%	10/19/2031	2,659	2,472
[1]	Republic of Uzbekistan	6.900%	2/28/2032	2,175	2,356
	Republic of Uzbekistan	6.900%	2/28/2032	450	488
[1]	Republic of Uzbekistan	6.947%	5/25/2032	2,025	2,199
	Republic of Uzbekistan	6.947%	5/25/2032	200	217
					15,623
Zambia (0.2%)
	Republic of Zambia	0.500%	12/31/2053	5,950	4,153
[3]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	5,349	5,145
					9,298
Total Sovereign Bonds (Cost $4,919,032)					4,936,197
15

Emerging Markets Government Bond Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[6]	Vanguard Market Liquidity Fund (Cost $37,876)	4.141%	378,777	37,878
Total Investments (98.9%) (Cost $5,698,163)	5,705,617
Other Assets and Liabilities—Net (1.1%)	63,109
Net Assets (100.0%)	5,768,726
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $590,312, representing 10.2% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Step bond.
4	Non-income-producing security—security in default.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	December 2025	51	6,185	(50)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2025	(81)	(9,354)	84
				34

See accompanying Notes, which are an integral part of the Financial Statements.
16

Emerging Markets Government Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,660,287)	5,667,739
Affiliated Issuers (Cost $37,876)	37,878
Total Investments in Securities	5,705,617
Investment in Vanguard	134
Cash	11
Cash Collateral Received for ETF Capital Activity	4,562
Foreign Currency, at Value (Cost $14)	14
Receivables for Investment Securities Sold	141,551
Receivables for Accrued Income	72,079
Receivables for Capital Shares Issued	54
Total Assets	5,924,022
Liabilities
Payables for Investment Securities Purchased	149,924
Collateral for ETF Capital Activity	4,562
Payables for Capital Shares Redeemed	259
Payables for Distributions	167
Payables to Vanguard	376
Variation Margin Payable—Futures Contracts	8
Total Liabilities	155,296
Net Assets	5,768,726
At October 31, 2025, net assets consisted of:

Paid-in Capital	6,226,883
Total Distributable Earnings (Loss)	(458,157)
Net Assets	5,768,726

ETF Shares—Net Assets
Applicable to 78,324,077 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,319,569
Net Asset Value Per Share—ETF Shares	$67.92

Admiral™ Shares—Net Assets
Applicable to 9,723,909 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	165,562
Net Asset Value Per Share—Admiral Shares	$17.03

Institutional Shares—Net Assets
Applicable to 10,385,940 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	283,595
Net Asset Value Per Share—Institutional Shares	$27.31

See accompanying Notes, which are an integral part of the Financial Statements.
17

Emerging Markets Government Bond Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Interest[1]	341,974
Total Income	341,974
Expenses
The Vanguard Group—Note B
Investment Advisory Services	496
Management and Administrative—ETF Shares	6,321
Management and Administrative—Admiral Shares	276
Management and Administrative—Institutional Shares	295
Marketing and Distribution—ETF Shares	236
Marketing and Distribution—Admiral Shares	6
Marketing and Distribution—Institutional Shares	8
Custodian Fees	115
Auditing Fees	47
Shareholders’ Reports and Proxy Fees—ETF Shares	892
Shareholders’ Reports and Proxy Fees—Admiral Shares	5
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Trustees’ Fees and Expenses	3
Other Expenses	52
Total Expenses	8,753
Net Investment Income	333,221
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(866)
Futures Contracts	(227)
Foreign Currencies	—
Realized Net Gain (Loss)	(1,093)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	262,685
Futures Contracts	(98)
Change in Unrealized Appreciation (Depreciation)	262,587
Net Increase (Decrease) in Net Assets Resulting from Operations	594,715
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $933, less than $1, and $4, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $62,849 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Emerging Markets Government Bond Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	333,221	294,376
Realized Net Gain (Loss)	(1,093)	(115,234)
Change in Unrealized Appreciation (Depreciation)	262,587	536,991
Net Increase (Decrease) in Net Assets Resulting from Operations	594,715	716,133
Distributions
ETF Shares	(313,867)	(263,353)
Admiral Shares	(9,568)	(9,149)
Institutional Shares	(15,029)	(8,321)
Total Distributions	(338,464)	(280,823)
Capital Share Transactions
ETF Shares	(393,344)	1,847,269
Admiral Shares	3,213	(10,121)
Institutional Shares	61,639	86,050
Net Increase (Decrease) from Capital Share Transactions	(328,492)	1,923,198
Total Increase (Decrease)	(72,241)	2,358,508
Net Assets
Beginning of Period	5,840,967	3,482,459
End of Period	5,768,726	5,840,967

See accompanying Notes, which are an integral part of the Financial Statements.
19

Emerging Markets Government Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$64.61	$57.98	$57.55	$78.02	$78.01
Investment Operations
Net Investment Income[1]	4.014	3.860	3.407	3.170	3.190
Net Realized and Unrealized Gain (Loss) on Investments[2]	3.350	6.486	.484	(20.455)	(.036)
Total from Investment Operations	7.364	10.346	3.891	(17.285)	3.154
Distributions
Dividends from Net Investment Income	(4.054)	(3.716)	(3.461)	(3.185)	(3.144)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.054)	(3.716)	(3.461)	(3.185)	(3.144)
Net Asset Value, End of Period	$67.92	$64.61	$57.98	$57.55	$78.02
Total Return	11.93%	18.21%	6.62%	-22.68%	4.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,320	$5,478	$3,223	$2,582	$3,024
Ratio of Total Expenses to Average Net Assets	0.16%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	6.21%	6.09%	5.58%	4.73%	4.02%
Portfolio Turnover Rate[4]	27%	24%	17%	17%	16%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.02, $.02, and $.00.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Emerging Markets Government Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.18	$14.53	$14.42	$19.58	$19.58
Investment Operations
Net Investment Income[1]	1.004	.966	.856	.798	.806
Net Realized and Unrealized Gain (Loss) on Investments	.852	1.632	.127	(5.149)	(.015)
Total from Investment Operations	1.856	2.598	.983	(4.351)	.791
Distributions
Dividends from Net Investment Income	(1.006)	(.948)	(.873)	(.809)	(.791)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.006)	(.948)	(.873)	(.809)	(.791)
Net Asset Value, End of Period	$17.03	$16.18	$14.53	$14.42	$19.58
Total Return[2]	11.94%	18.16%	6.65%	-22.67%	4.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$166	$154	$148	$156	$242
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	6.17%	6.07%	5.57%	4.69%	4.03%
Portfolio Turnover Rate[4]	27%	24%	17%	17%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Emerging Markets Government Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.96	$23.30	$23.13	$31.41	$31.40
Investment Operations
Net Investment Income[1]	1.622	1.566	1.381	1.286	1.298
Net Realized and Unrealized Gain (Loss) on Investments	1.357	2.619	.196	(8.261)	(.014)
Total from Investment Operations	2.979	4.185	1.577	(6.975)	1.284
Distributions
Dividends from Net Investment Income	(1.629)	(1.525)	(1.407)	(1.305)	(1.274)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.629)	(1.525)	(1.407)	(1.305)	(1.274)
Net Asset Value, End of Period	$27.31	$25.96	$23.30	$23.13	$31.41
Total Return[2]	11.95%	18.25%	6.64%	-22.66%	4.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$284	$208	$112	$54	$45
Ratio of Total Expenses to Average Net Assets	0.14%	0.18%[3]	0.18%[3]	0.18%[3]	0.18%
Ratio of Net Investment Income to Average Net Assets	6.21%	6.12%	5.60%	4.79%	4.05%
Portfolio Turnover Rate[4]	27%	24%	17%	17%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.18%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Emerging Markets Government Bond Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
23

Emerging Markets Government Bond Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $134,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	731,542	—	731,542
Sovereign Bonds	—	4,936,197	—	4,936,197
Temporary Cash Investments	37,878	—	—	37,878
Total	37,878	5,667,739	—	5,705,617
Derivative Financial Instruments
Assets
Futures Contracts[1]	84	—	—	84
Liabilities
Futures Contracts[1]	(50)	—	—	(50)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	62,815
Total Distributable Earnings (Loss)	(62,815)
24

Emerging Markets Government Bond Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	24,999
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(381)
Capital Loss Carryforwards	(482,608)
Qualified Late-Year Losses	—
Other Temporary Differences	(167)
Total	(458,157)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	338,464	280,823
Long-Term Capital Gains	—	—
Total	338,464	280,823
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,705,998
Gross Unrealized Appreciation	206,591
Gross Unrealized Depreciation	(206,972)
Net Unrealized Appreciation (Depreciation)	(381)
E.	During the year ended October 31, 2025, the fund purchased $1,060,471,000 of investment securities and sold $1,020,366,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $432,095,000 and $432,292,000, respectively. In addition, the fund purchased and sold investment securities of $1,306,331,000 and $1,714,170,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,353,611	20,736	2,158,866	34,202
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,746,955)	(27,200)	(311,597)	(5,000)
Net Increase (Decrease)—ETF Shares	(393,344)	(6,464)	1,847,269	29,202
Admiral Shares
Issued[1]	29,286	1,792	16,609	1,038
Issued in Lieu of Cash Distributions	7,424	456	7,006	440
Redeemed	(33,497)	(2,063)	(33,736)	(2,126)
Net Increase (Decrease)—Admiral Shares	3,213	185	(10,121)	(648)
25

Emerging Markets Government Bond Index Fund
	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	65,083	2,492	92,857	3,512
Issued in Lieu of Cash Distributions	15,029	575	8,321	324
Redeemed	(18,473)	(711)	(15,128)	(604)
Net Increase (Decrease)—Institutional Shares	61,639	2,356	86,050	3,232
1	Includes purchase fees for fiscal 2025 and 2024 of $109 and $836, respectively (fund totals).
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
26

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard Emerging Markets Government Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Emerging Markets Government Bond Index Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
27

Tax information (unaudited)
The fund hereby designates for the fiscal year $710,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q11200 122025
28

Financial Statements
For the year ended October 31, 2025
Vanguard Global Minimum Volatility Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	17
Tax information	18

Global Minimum Volatility Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.8%)
Australia (3.1%)
	Wesfarmers Ltd.	278,824	15,303
	Brambles Ltd.	795,787	12,931
	Medibank Pvt Ltd.	4,006,169	12,786
	Insurance Australia Group Ltd.	1,240,901	6,379
	CAR Group Ltd.	216,225	5,049
	Coles Group Ltd.	216,019	3,116
	Origin Energy Ltd.	357,539	2,865
	Washington H Soul Pattinson & Co. Ltd.	56,854	1,397
	SEEK Ltd.	60,526	1,071
	CSL Ltd.	8,676	1,011
	Aurizon Holdings Ltd.	283,821	637
	Transurban Group	47,847	453
			62,998
Belgium (0.1%)
	Colruyt Group NV	40,419	1,509
Brazil (1.0%)
	Itau Unibanco Holding SA ADR	2,865,123	21,087
Canada (4.0%)
	Dollarama Inc.	172,689	22,447
[1]	Hydro One Ltd.	507,688	18,725
	Pembina Pipeline Corp.	464,573	17,575
	Intact Financial Corp.	84,672	15,795
	Fortis Inc. (XTSE)	99,554	5,004
	Enbridge Inc.	30,351	1,415
	Waste Connections Inc.	3,796	637
	TMX Group Ltd.	11,365	419
			82,017
China (1.2%)
	Sinopharm Group Co. Ltd. Class H	3,058,800	7,624
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	988,000	5,374
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	441,200	3,929
	Beijing Enterprises Holdings Ltd.	486,500	2,135
	China Shenhua Energy Co. Ltd. Class H	390,500	2,033
	China Resources Gas Group Ltd.	530,600	1,459
	Hengan International Group Co. Ltd.	184,000	645
	PICC Property & Casualty Co. Ltd. Class H	184,000	435
			23,634
Denmark (0.1%)
	Tryg A/S	111,348	2,745
Finland (0.4%)
	Sampo OYJ Class A (XHEL)	668,003	7,446
France (3.7%)
	Orange SA	1,702,788	27,239
	Danone SA	281,090	24,825
	Engie SA (XPAR)	507,213	11,875
	Sanofi SA	59,838	6,053
	Klepierre SA	94,914	3,627
*	Sodexo Inc.	28,267	1,565
	Sodexo SA (XPAR)	12,114	671
			75,855
Germany (1.1%)
[1]	Scout24 SE	74,063	8,565
	SAP SE	27,358	7,115
	E.ON SE	191,557	3,564
1

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Beiersdorf AG	29,363	3,113
			22,357
Hong Kong (0.8%)
	CLP Holdings Ltd.	1,388,605	11,844
	Power Assets Holdings Ltd.	644,770	4,096
	ASMPT Ltd.	34,100	359
			16,299
India (3.8%)
	ICICI Bank Ltd. ADR	966,187	29,275
	Dr Reddy's Laboratories Ltd. ADR	1,700,285	22,597
	HDFC Bank Ltd. ADR	511,256	18,518
[2]	Infosys Ltd. ADR	379,330	6,285
			76,675
Indonesia (0.1%)
	Telkom Indonesia Persero Tbk PT ADR	135,171	2,648
Israel (0.2%)
	Elbit Systems Ltd.	5,983	2,834
	Israel Discount Bank Ltd. Class A	109,473	1,094
*	Tower Semiconductor Ltd.	6,401	529
			4,457
Italy (0.5%)
	Eni SpA	589,825	10,876
Japan (2.2%)
	Softbank Corp.	13,712,700	19,486
	McDonald's Holdings Co. Japan Ltd.	146,900	5,747
	Kyushu Railway Co.	219,400	5,564
	Toho Co. Ltd.	51,400	3,013
	Nippon Building Fund Inc.	2,518	2,324
	Yamada Holdings Co. Ltd.	643,000	1,933
	Kagome Co. Ltd.	107,700	1,861
	MOS Food Services Inc.	43,300	1,086
	Canon Inc.	35,000	1,005
	Japan Real Estate Investment Corp.	1,067	880
	Ferrotec Corp.	25,700	842
	Rohm Co. Ltd.	36,100	578
	Brother Industries Ltd.	23,200	395
			44,714
Mexico (0.4%)
	Fomento Economico Mexicano SAB de CV ADR	51,291	4,840
[2]	America Movil SAB de CV ADR	151,487	3,449
			8,289
Netherlands (0.6%)
	Koninklijke KPN NV	2,533,509	11,724
	ASML Holding NV	390	412
			12,136
Norway (0.3%)
	Orkla ASA	263,132	2,672
	Equinor ASA	86,963	2,083
	DNB Bank ASA	49,723	1,269
	Telenor ASA	37,506	558
			6,582
Singapore (0.4%)
	Oversea-Chinese Banking Corp. Ltd.	560,561	7,333
	Singapore Exchange Ltd.	82,126	1,066
			8,399
South Korea (1.7%)
	KT&G Corp.	152,609	14,362
	NAVER Corp.	31,678	5,937
	LEENO Industrial Inc.	116,634	4,694
	HMM Co. Ltd.	300,353	4,325
	Industrial Bank of Korea	200,339	2,715
[2]	Douzone Bizon Co. Ltd.	26,665	1,666
	LG Uplus Corp.	60,111	643
			34,342
2

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
Spain (0.7%)
	Bankinter SA	729,345	10,994
	Iberdrola SA (XMAD)	51,548	1,045
	Redeia Corp. SA	40,008	720
	Logista Integral SA	18,859	629
			13,388
Sweden (0.4%)
	Tele2 AB Class B	280,452	4,455
	Essity AB Class B	80,766	2,219
	Telia Co. AB	399,540	1,573
			8,247
Switzerland (2.9%)
	Swisscom AG (Registered)	43,380	31,777
	Novartis AG (Registered)	165,348	20,464
[1]	Galenica AG	32,533	3,506
	Banque Cantonale Vaudoise (Registered)	17,241	2,002
	PSP Swiss Property AG (Registered)	4,143	716
			58,465
Taiwan (4.7%)
[2]	United Microelectronics Corp. ADR	4,208,896	32,451
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	106,827	32,094
	ASE Technology Holding Co. Ltd. ADR	1,687,909	27,023
	Chunghwa Telecom Co. Ltd. ADR	110,046	4,686
			96,254
United Kingdom (6.0%)
	Shell plc (XLON)	844,123	31,646
	Compass Group plc	907,281	30,031
	Pearson plc	1,099,156	15,298
	Sage Group plc	712,769	10,774
	GSK plc	395,740	9,266
	Unilever plc (XLON)	134,865	8,092
	Haleon plc	1,459,146	6,785
	AstraZeneca plc	31,205	5,147
[1]	Auto Trader Group plc	299,178	3,069
	RELX plc	37,057	1,638
			121,746
United States (58.4%)
[3]	Cisco Systems Inc.	446,300	32,629
	Cencora Inc.	94,811	32,028
	Johnson & Johnson	167,427	31,622
	Coca-Cola Co.	454,772	31,334
	Microsoft Corp.	59,944	31,040
	McDonald's Corp.	102,778	30,672
*	Boston Scientific Corp.	304,406	30,660
	McKesson Corp.	37,749	30,627
	NVIDIA Corp.	150,284	30,431
	Amdocs Ltd.	355,191	29,928
	Apple Inc.	107,057	28,945
	Republic Services Inc.	135,421	28,200
	International Business Machines Corp.	90,550	27,836
*	O'Reilly Automotive Inc.	290,955	27,478
	Northrop Grumman Corp.	46,934	27,384
	Waste Management Inc.	136,747	27,318
	Lockheed Martin Corp.	55,449	27,274
	Motorola Solutions Inc.	66,613	27,092
	Church & Dwight Co. Inc.	291,280	25,542
	TJX Cos. Inc.	178,677	25,040
	Cboe Global Markets Inc.	99,728	24,497
	Progressive Corp.	116,675	24,035
	Southern Co.	239,827	22,553
	RTX Corp.	124,654	22,251
	White Mountains Insurance Group Ltd.	11,516	21,933
	General Mills Inc.	451,809	21,059
	Colgate-Palmolive Co.	261,536	20,151
	Roper Technologies Inc.	44,288	19,759
	AptarGroup Inc.	155,713	18,064
	Omega Healthcare Investors Inc.	410,358	17,247
	VeriSign Inc.	70,781	16,973
3

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	NewMarket Corp.	21,550	16,548
	Consolidated Edison Inc.	169,012	16,463
*	FTI Consulting Inc.	97,239	16,045
	IDACORP Inc.	124,108	16,012
	General Dynamics Corp.	46,139	15,913
	CME Group Inc.	58,070	15,417
*	Coupang Inc.	426,525	13,636
	Chemed Corp.	30,048	12,960
	Fox Corp. Class B	209,417	12,232
	Dolby Laboratories Inc. Class A	181,994	12,070
	Alphabet Inc. Class A	41,594	11,696
	Automatic Data Processing Inc.	43,331	11,279
	Kimberly-Clark Corp.	92,033	11,017
	Alphabet Inc. Class C	38,766	10,925
	Agree Realty Corp.	143,467	10,475
[4]	Analog Devices Inc.	43,215	10,118
	Procter & Gamble Co.	66,748	10,037
	Texas Instruments Inc.	60,486	9,766
	Aon plc Class A (XNYS)	28,388	9,671
*	CCC Intelligent Solutions Holdings Inc.	1,102,008	9,610
	Atmos Energy Corp.	54,116	9,293
	Equity LifeStyle Properties Inc.	144,169	8,802
	Abbott Laboratories	68,228	8,434
*	Madison Square Garden Sports Corp.	29,384	6,300
	AbbVie Inc.	28,413	6,195
*	Box Inc. Class A	190,558	6,115
*	Check Point Software Technologies Ltd.	29,872	5,845
	Duke Energy Corp.	44,261	5,502
	FirstEnergy Corp.	108,594	4,977
	W R Berkley Corp.	68,481	4,885
*	AutoZone Inc.	1,288	4,733
	Visa Inc. Class A	12,959	4,416
	Fox Corp. Class A	66,730	4,314
*	Cirrus Logic Inc.	29,510	3,915
	WEC Energy Group Inc.	33,399	3,732
	Broadcom Inc.	9,970	3,685
*,4	Merit Medical Systems Inc.	40,959	3,586
*	Berkshire Hathaway Inc. Class A	4	2,863
*	Laureate Education Inc.	96,124	2,790
	H&R Block Inc.	53,015	2,637
	CMS Energy Corp.	35,273	2,594
	Becton Dickinson & Co.	13,722	2,452
	Loews Corp.	18,331	1,825
	RLI Corp.	30,654	1,807
*	Tyler Technologies Inc.	3,772	1,796
	Quest Diagnostics Inc.	10,199	1,795
	Reynolds Consumer Products Inc.	59,302	1,449
	InterDigital Inc.	3,726	1,349
[4]	Marsh & McLennan Cos. Inc.	7,565	1,348
	Williams Cos. Inc.	23,045	1,334
	Unum Group	17,025	1,250
	Flowers Foods Inc.	80,423	959
	NetApp Inc.	7,294	859
	Chubb Ltd.	2,996	830
*	Prestige Consumer Healthcare Inc.	13,649	827
	Cardinal Health Inc.	3,908	746
	Walmart Inc.	5,040	510
*	Teledyne Technologies Inc.	863	455
	Realty Income Corp.	7,573	439
*	Stride Inc.	6,347	432
	Meta Platforms Inc. Class A	603	391
			1,191,958
Total Common Stocks (Cost $1,536,086)			2,015,123
Preferred Stocks (0.7%)
	Samsung Electronics Co. Ltd. Preference Shares	165,166	9,747
	Henkel AG & Co. KGaA Preference Shares	44,368	3,594
Total Preferred Stocks (Cost $11,522)			13,341
4

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[5,6]	Vanguard Market Liquidity Fund, 4.141% (Cost $49,799)	498,057	49,806
Total Investments (101.9%) (Cost $1,597,407)			2,078,270
Other Assets and Liabilities—Net (-1.9%)			(39,027)
Net Assets (100%)			2,039,243
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $37,794, representing 1.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $41,096.
3	Securities with a value of $737 have been segregated as initial margin for open futures contracts.
4	Securities with a value of $449 have been segregated as collateral for open forward currency contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $43,097 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	25	8,593	130

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	11/18/2025	AUD	6,640	USD	4,372	—	(26)
State Street Bank & Trust Co.	11/18/2025	BRL	20,624	USD	3,824	—	(9)
Toronto-Dominion Bank	11/18/2025	CAD	3,512	USD	2,521	—	(15)
Barclays Bank plc	11/18/2025	EUR	2,811	USD	3,269	—	(26)
State Street Bank & Trust Co.	11/18/2025	HKD	20,118	USD	2,587	3	—
Goldman Sachs International	11/18/2025	INR	216,999	USD	2,439	3	—
Bank of Montreal	11/18/2025	SGD	1,850	USD	1,431	—	(8)
State Street Bank & Trust Co.	11/18/2025	USD	70,511	AUD	107,028	467	—
Toronto-Dominion Bank	11/18/2025	USD	23,709	BRL	127,899	52	—
Barclays Bank plc	11/18/2025	USD	85,627	CAD	119,210	554	—
State Street Bank & Trust Co.	11/18/2025	USD	62,937	CHF	50,199	424	—
UBS AG	11/18/2025	USD	1,106	CHF	883	6	—
Toronto-Dominion Bank	11/18/2025	USD	2,756	DKK	17,673	25	—
Citibank, N.A.	11/18/2025	USD	146,558	EUR	125,914	1,271	—
Barclays Bank plc	11/18/2025	USD	5,145	EUR	4,416	50	—
UBS AG	11/18/2025	USD	120,512	GBP	89,873	2,441	—
Barclays Bank plc	11/18/2025	USD	2,219	GBP	1,657	42	—
State Street Bank & Trust Co.	11/18/2025	USD	43,870	HKD	341,087	—	(41)
Citibank, N.A.	11/18/2025	USD	2,815	IDR	46,808,552	—	—
Barclays Bank plc	11/18/2025	USD	5,353	ILS	17,528	—	(26)
Royal Bank of Canada	11/18/2025	USD	80,795	INR	7,187,487	—	(93)
Barclays Bank plc	11/18/2025	USD	46,166	JPY	7,019,283	536	—
State Street Bank & Trust Co.	11/18/2025	USD	41,386	KRW	58,847,284	178	—
Barclays Bank plc	11/18/2025	USD	1,657	KRW	2,355,167	7	—
State Street Bank & Trust Co.	11/18/2025	USD	8,109	MXN	149,429	81	—
5

Global Minimum Volatility Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	11/18/2025	USD	7,571	NOK	75,565	111	—
Toronto-Dominion Bank	11/18/2025	USD	8,248	SEK	77,594	71	—
UBS AG	11/18/2025	USD	9,901	SGD	12,793	58	—
UBS AG	11/18/2025	USD	88,134	TWD	2,691,529	686	—
Royal Bank of Canada	11/18/2025	USD	6,188	TWD	190,563	—	(3)
						7,066	(247)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $5,383 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Minimum Volatility Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,547,608)	2,028,464
Affiliated Issuers (Cost $49,799)	49,806
Total Investments in Securities	2,078,270
Investment in Vanguard	50
Foreign Currency, at Value (Cost $231)	221
Receivables for Investment Securities Sold	1,630
Receivables for Accrued Income	2,604
Receivables for Capital Shares Issued	480
Variation Margin Receivable—Futures Contracts	2
Unrealized Appreciation—Forward Currency Contracts	7,066
Total Assets	2,090,323
Liabilities
Payables for Investment Securities Purchased	188
Collateral for Securities on Loan	43,097
Payables for Capital Shares Redeemed	7,414
Payables to Vanguard	134
Unrealized Depreciation—Forward Currency Contracts	247
Total Liabilities	51,080
Net Assets	2,039,243
1 Includes $41,096 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	1,386,435
Total Distributable Earnings (Loss)	652,808
Net Assets	2,039,243

Investor Shares—Net Assets
Applicable to 13,641,548 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	233,929
Net Asset Value Per Share—Investor Shares	$17.15

Admiral™ Shares—Net Assets
Applicable to 52,620,201 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,805,314
Net Asset Value Per Share—Admiral Shares	$34.31

See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Minimum Volatility Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	49,253
Interest[2]	618
Securities Lending—Net	3,360
Total Income	53,231
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,867
Management and Administrative—Investor Shares	217
Management and Administrative—Admiral Shares	646
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—Admiral Shares	68
Custodian Fees	173
Auditing Fees	40
Shareholders’ Reports and Proxy Fees—Investor Shares	18
Shareholders’ Reports and Proxy Fees—Admiral Shares	24
Trustees’ Fees and Expenses	1
Other Expenses	29
Total Expenses	3,093
Net Investment Income	50,138
Realized Net Gain (Loss)
Investment Securities Sold[2]	165,164
Futures Contracts	1,488
Forward Currency Contracts	151
Foreign Currencies	(2,581)
Realized Net Gain (Loss)	164,222
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	14,845
Futures Contracts	315
Forward Currency Contracts	(5,793)
Foreign Currencies	128
Change in Unrealized Appreciation (Depreciation)	9,495
Net Increase (Decrease) in Net Assets Resulting from Operations	223,855
1	Dividends are net of foreign withholding taxes of $2,921.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $596, ($2), and $5, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Minimum Volatility Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	50,138	41,764
Realized Net Gain (Loss)	164,222	41,085
Change in Unrealized Appreciation (Depreciation)	9,495	297,954
Net Increase (Decrease) in Net Assets Resulting from Operations	223,855	380,803
Distributions
Investor Shares	(7,996)	(6,489)
Admiral Shares	(67,215)	(52,399)
Total Distributions	(75,211)	(58,888)
Capital Share Transactions
Investor Shares	(2,367)	(22,531)
Admiral Shares	(166,610)	(90,183)
Net Increase (Decrease) from Capital Share Transactions	(168,977)	(112,714)
Total Increase (Decrease)	(20,333)	209,201
Net Assets
Beginning of Period	2,059,576	1,850,375
End of Period	2,039,243	2,059,576

See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Minimum Volatility Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.02	$13.61	$13.72	$14.83	$12.77
Investment Operations
Net Investment Income[1]	.380	.305	.407	.347	.252
Net Realized and Unrealized Gain (Loss) on Investments	1.330	2.535	.150	(.952)	2.085
Total from Investment Operations	1.710	2.840	.557	(.605)	2.337
Distributions
Dividends from Net Investment Income	(.295)	(.430)	(.344)	(.505)	(.277)
Distributions from Realized Capital Gains	(.285)	—	(.323)	—	—
Total Distributions	(.580)	(.430)	(.667)	(.505)	(.277)
Net Asset Value, End of Period	$17.15	$16.02	$13.61	$13.72	$14.83
Total Return[2]	11.10%	21.35%	4.05%	-4.28%	18.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$234	$221	$208	$260	$301
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.21%[3]	0.21%[3]	0.21%
Ratio of Net Investment Income to Average Net Assets	2.32%	2.02%	2.96%	2.46%	1.77%
Portfolio Turnover Rate	43%	35%	45%	51%[4]	24%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Global Minimum Volatility Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$32.04	$27.23	$27.44	$29.67	$25.56
Investment Operations
Net Investment Income[1]	.784	.632	.832	.712	.520
Net Realized and Unrealized Gain (Loss) on Investments	2.667	5.059	.310	(1.910)	4.177
Total from Investment Operations	3.451	5.691	1.142	(1.198)	4.697
Distributions
Dividends from Net Investment Income	(.611)	(.881)	(.706)	(1.032)	(.587)
Distributions from Realized Capital Gains	(.570)	—	(.646)	—	—
Total Distributions	(1.181)	(.881)	(1.352)	(1.032)	(.587)
Net Asset Value, End of Period	$34.31	$32.04	$27.23	$27.44	$29.67
Total Return[2]	11.21%	21.40%	4.15%	-4.24%	18.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,805	$1,839	$1,642	$1,816	$2,449
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[3]	0.14%[3]	0.14%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.09%	3.03%	2.52%	1.83%
Portfolio Turnover Rate	43%	35%	45%	51%[4]	24%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Global Minimum Volatility Fund
Notes to Financial Statements
Vanguard Global Minimum Volatility Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 45% of net assets, based on the average of the notional amounts at each quarter-end during the period.
12

Global Minimum Volatility Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $50,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
13

Global Minimum Volatility Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,303,351	—	—	1,303,351
Common Stocks—Other	175,577	536,195	—	711,772
Preferred Stocks	—	13,341	—	13,341
Temporary Cash Investments	49,806	—	—	49,806
Total	1,528,734	549,536	—	2,078,270
Derivative Financial Instruments
Assets
Futures Contracts[1]	130	—	—	130
Forward Currency Contracts	—	7,066	—	7,066
Total	130	7,066	—	7,196
Liabilities
Forward Currency Contracts	—	(247)	—	(247)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	130	—	130
Unrealized Appreciation—Forward Currency Contracts	—	7,066	7,066
Total Assets	130	7,066	7,196

Unrealized Depreciation—Forward Currency Contracts	—	(247)	(247)
Total Liabilities	—	(247)	(247)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,488	—	1,488
Forward Currency Contracts	—	151	151
Realized Net Gain (Loss) on Derivatives	1,488	151	1,639
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	315	—	315
Forward Currency Contracts	—	(5,793)	(5,793)
Change in Unrealized Appreciation (Depreciation) on Derivatives	315	(5,793)	(5,478)
14

Global Minimum Volatility Fund
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	29,652
Total Distributable Earnings (Loss)	(29,652)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	59,290
Undistributed Long-Term Gains	112,608
Net Unrealized Gains (Losses)	480,955
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(45)
Total	652,808
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	38,819	58,888
Long-Term Capital Gains	36,392	—
Total	75,211	58,888
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,598,083
Gross Unrealized Appreciation	521,010
Gross Unrealized Depreciation	(40,129)
Net Unrealized Appreciation (Depreciation)	480,881
F.	During the year ended October 31, 2025, the fund purchased $897,651,000 of investment securities and sold $1,087,388,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $2,346,000 and sales were $11,957,000, resulting in net realized loss of $673,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
15

Global Minimum Volatility Fund
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	53,773	3,296	28,843	1,915
Issued in Lieu of Cash Distributions	7,321	478	5,970	430
Redeemed	(63,461)	(3,902)	(57,344)	(3,841)
Net Increase (Decrease)—Investor Shares	(2,367)	(128)	(22,531)	(1,496)
Admiral Shares
Issued	387,849	11,777	94,554	3,143
Issued in Lieu of Cash Distributions	60,170	1,964	46,733	1,685
Redeemed	(614,629)	(18,511)	(231,470)	(7,749)
Net Increase (Decrease)—Admiral Shares	(166,610)	(4,770)	(90,183)	(2,921)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard Global Minimum Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Minimum Volatility Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
17

Tax information (unaudited)
For corporate shareholders, 51.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $38,819,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $309,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund distributed $58,752,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
Q11940 122025
18

Financial Statements
For the year ended October 31, 2025
Vanguard International Dividend Index Funds
Vanguard International Dividend Appreciation Index Fund
Vanguard International High Dividend Yield Index Fund

Contents
International Dividend Appreciation Index Fund	1
International High Dividend Yield Index Fund	18
Report of Independent Registered Public Accounting Firm	54
Tax information	55

International Dividend Appreciation Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Australia (1.7%)
	Northern Star Resources Ltd.	2,673,975	43,117
	Computershare Ltd. (XASX)	1,016,718	24,289
	Pro Medicus Ltd.	103,465	17,766
	CAR Group Ltd.	709,036	16,556
	Washington H Soul Pattinson & Co. Ltd.	666,194	16,369
	Technology One Ltd.	570,362	13,737
	Sonic Healthcare Ltd.	924,378	12,794
	Steadfast Group Ltd.	2,062,064	7,554
	AUB Group Ltd.	219,139	5,293
			157,475
Belgium (0.9%)
	UCB SA	225,461	57,976
	Elia Group SA	93,787	11,304
	Sofina SA	28,783	7,911
	Lotus Bakeries NV	766	6,683
			83,874
Canada (16.9%)
	Royal Bank of Canada	2,628,800	385,113
	Brookfield Corp.	4,121,188	189,788
	Canadian National Railway Co.	1,038,622	99,593
	National Bank of Canada	732,621	81,852
	Waste Connections Inc.	483,108	81,021
	Alimentation Couche-Tard Inc.	1,432,295	72,792
	Franco-Nevada Corp.	360,319	67,306
	Dollarama Inc.	516,206	67,099
	Intact Financial Corp.	333,470	62,205
	Fortis Inc. (XTSE)	941,158	47,308
	Loblaw Cos. Ltd.	1,065,343	42,339
	Restaurant Brands International Inc.	612,528	40,231
	Brookfield Asset Management Ltd. Class A (XTSE)	704,094	38,088
	Imperial Oil Ltd.	294,336	26,033
	Metro Inc.	370,602	24,703
	Stantec Inc.	213,093	23,598
[1]	Hydro One Ltd.	593,758	21,899
	TMX Group Ltd.	519,721	19,169
	Open Text Corp.	476,371	18,276
	Toromont Industries Ltd.	151,674	18,223
	George Weston Ltd.	294,534	17,909
	CCL Industries Inc. Class B	270,815	15,107
	Finning International Inc.	248,191	13,422
	TFI International Inc.	145,225	13,051
	FirstService Corp.	76,701	12,209
	Saputo Inc.	461,960	11,162
	Empire Co. Ltd. Class A	248,754	8,451
	Boyd Group Inc.	46,519	7,431
	Stella-Jones Inc.	103,534	5,877
	Premium Brands Holdings Corp.	75,399	5,198
	Badger Infrastructure Solutions Ltd.	63,446	3,329
	goeasy Ltd.	23,448	2,820
	Maple Leaf Foods Inc.	138,869	2,669
[1]	Jamieson Wellness Inc.	77,473	1,923
	Savaria Corp.	114,592	1,798
	StorageVault Canada Inc.	426,620	1,506
	Enghouse Systems Ltd.	82,829	1,229
	ADENTRA Inc.	46,093	1,156
*	Canada Packers Inc.	28,000	334
			1,553,217

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
China (0.9%)
	Kweichow Moutai Co. Ltd. Class A	187,903	37,796
	Wuliangye Yibin Co. Ltd. Class A	586,605	9,813
[1]	CGN Power Co. Ltd. Class H	19,840,000	7,861
	NAURA Technology Group Co. Ltd. Class A	108,695	6,219
	Luzhou Laojiao Co. Ltd. Class A	222,596	4,208
	China National Nuclear Power Co. Ltd. Class A	3,104,200	3,918
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,483,600	3,139
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	91,500	2,291
	China Overseas Property Holdings Ltd.	2,395,000	1,495
	Jiangsu King's Luck Brewery JSC Ltd. Class A	188,800	1,030
	JCHX Mining Management Co. Ltd. Class A	94,300	867
	Thunder Software Technology Co. Ltd. Class A	68,700	664
	Guangdong Hongda Holdings Group Co. Ltd. Class A	115,100	649
	Zhejiang Dingli Machinery Co. Ltd. Class A	76,600	572
	Weaver Network Technology Co. Ltd. Class A	39,200	315
	Southern Publishing & Media Co. Ltd. Class A	123,100	245
	Dian Diagnostics Group Co. Ltd. Class A	98,600	225
	Rianlon Corp. Class A	34,200	193
	China Testing & Certification International Group Co. Ltd. Class A	124,300	114
			81,614
Denmark (3.2%)
	Novo Nordisk A/S Class B	3,898,192	191,914
	DSV A/S	368,683	78,680
	Coloplast A/S Class B	223,724	20,235
			290,829
Finland (0.1%)
	Huhtamaki OYJ	174,803	5,875
	Revenio Group OYJ	40,002	1,116
			6,991
France (5.4%)
	Schneider Electric SE	1,011,791	288,289
	Sanofi SA	2,018,605	204,208
			492,497
Germany (5.1%)
	SAP SE	1,232,813	320,620
	Deutsche Boerse AG	352,097	89,165
	Symrise AG	248,250	20,530
	Nemetschek SE	114,309	13,208
	Brenntag SE	229,518	12,747
	Bechtle AG	153,226	6,477
	Atoss Software SE	16,769	2,249
	FUCHS SE	50,651	1,797
	Cewe Stiftung & Co. KGaA	9,152	1,049
	Adesso SE	5,935	641
			468,483
Hong Kong (2.1%)
	AIA Group Ltd.	19,630,960	191,024
India (5.0%)
	Reliance Industries Ltd.	12,614,021	211,068
	Infosys Ltd.	6,576,809	109,583
	Hindustan Unilever Ltd.	1,668,057	46,326
	ITC Ltd.	5,640,833	26,701
	Persistent Systems Ltd.	199,234	13,259
	Pidilite Industries Ltd.	584,559	9,514
	Mphasis Ltd.	218,597	6,795
	Sundaram Finance Ltd.	127,573	6,608
	KEI Industries Ltd.	117,594	5,338
	Tata Elxsi Ltd.	70,207	4,312
*	ITC Hotels Ltd.	1,439,771	3,515
	Berger Paints India Ltd.	564,038	3,439
	CRISIL Ltd.	39,222	2,176
	ZF Commercial Vehicle Control Systems India Ltd.	14,816	2,072
	Honeywell Automation India Ltd.	4,534	1,862
	Grindwell Norton Ltd.	89,133	1,696
	Caplin Point Laboratories Ltd.	48,403	1,107
	Kirloskar Pneumatic Co. Ltd.	75,089	945

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	FIEM Industries Ltd.	20,537	483
	Balaji Amines Ltd.	24,574	390
			457,189
Indonesia (0.6%)
	Bank Central Asia Tbk PT	102,621,400	52,541
Ireland (0.3%)
	Kerry Group plc Class A	305,040	27,827
Italy (0.4%)
	Recordati Industria Chimica e Farmaceutica SpA	203,237	12,097
	Buzzi SpA	162,092	9,765
	Interpump Group SpA	151,034	7,795
	DiaSorin SpA	43,778	3,877
			33,534
Japan (29.1%)
	Mitsubishi UFJ Financial Group Inc.	22,564,800	340,847
	Sony Group Corp.	11,499,400	320,253
	Hitachi Ltd.	8,566,700	292,630
	Sumitomo Mitsui Financial Group Inc.	7,263,300	196,645
	Mitsubishi Corp.	7,519,200	180,556
	Tokio Marine Holdings Inc.	3,615,600	134,837
	Fujitsu Ltd.	3,252,900	84,772
	Murata Manufacturing Co. Ltd.	3,448,300	74,348
	TDK Corp.	3,630,600	63,435
	NTT Inc.	55,924,843	57,561
	Seven & i Holdings Co. Ltd.	4,479,202	56,974
	Chugai Pharmaceutical Co. Ltd.	1,193,100	54,605
	FUJIFILM Holdings Corp.	2,323,800	53,858
	Sompo Holdings Inc.	1,747,000	53,241
	Terumo Corp.	2,767,752	44,674
	Sumitomo Realty & Development Co. Ltd.	890,200	38,009
	Kao Corp.	871,000	36,860
	Nitto Denko Corp.	1,322,600	32,939
	Nomura Research Institute Ltd.	814,300	31,443
	Asahi Group Holdings Ltd.	2,841,329	30,635
	Pan Pacific International Holdings Corp.	4,988,520	29,675
	Sekisui House Ltd.	1,238,100	26,564
	Shionogi & Co. Ltd.	1,494,000	25,058
	Obic Co. Ltd.	614,600	19,065
	Capcom Co. Ltd.	637,500	16,647
	Unicharm Corp.	2,410,885	14,917
	Nippon Sanso Holdings Corp.	396,700	13,175
	TIS Inc.	380,360	13,104
	Hulic Co. Ltd.	1,260,675	13,024
	Chiba Bank Ltd.	1,325,900	12,938
*	Sony Financial Group Inc.	11,477,700	11,574
	Hikari Tsushin Inc.	43,300	11,470
	SCSK Corp.	275,400	10,120
	MEIJI Holdings Co. Ltd.	491,500	9,461
	Azbil Corp.	885,460	8,728
[2]	Yakult Honsha Co. Ltd.	546,900	8,187
	Kurita Water Industries Ltd.	200,300	7,588
	Tokyo Tatemono Co. Ltd.	392,100	7,321
	Kyowa Kirin Co. Ltd.	441,100	6,830
	MonotaRO Co. Ltd.	458,967	6,404
	Kobe Bussan Co. Ltd.	274,300	6,365
	Kandenko Co. Ltd.	196,634	6,010
	Air Water Inc.	428,200	5,980
	Oracle Corp. Japan	62,600	5,771
	Nomura Real Estate Holdings Inc.	1,006,600	5,749
	Open House Group Co. Ltd.	112,500	5,414
	EXEO Group Inc.	368,800	5,319
	Nisshin Seifun Group Inc.	465,100	5,258
	Lion Corp.	523,634	5,160
	Rinnai Corp.	209,752	4,754
	Alfresa Holdings Corp.	330,400	4,668
	GMO Payment Gateway Inc.	85,000	4,637
	Yamaguchi Financial Group Inc.	390,667	4,476

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Maruwa Co. Ltd.	15,800	4,467
	Organo Corp.	47,900	4,111
	Nichias Corp.	109,800	4,097
	Nippon Gas Co. Ltd.	210,967	4,039
	Tokyo Century Corp.	338,200	3,991
	Goldwin Inc.	233,200	3,852
	Zenkoku Hosho Co. Ltd.	182,800	3,757
	Welcia Holdings Co. Ltd.	184,401	3,677
	Kusuri no Aoki Holdings Co. Ltd.	138,800	3,517
	Sundrug Co. Ltd.	128,624	3,472
	Kobayashi Pharmaceutical Co. Ltd.	104,320	3,469
	Fuyo General Lease Co. Ltd.	132,100	3,454
	Hisamitsu Pharmaceutical Co. Inc.	128,100	3,330
	Japan Elevator Service Holdings Co. Ltd.	267,900	3,154
	Nojima Corp.	386,300	2,852
	Takeuchi Manufacturing Co. Ltd.	68,200	2,812
	SHO-BOND Holdings Co. Ltd.	87,384	2,773
	Blue Zones Holdings Co. Ltd.	51,800	2,636
	Mizuho Leasing Co. Ltd.	314,335	2,518
	Morinaga & Co. Ltd.	144,100	2,483
	Rakus Co. Ltd.	304,600	2,459
	Ship Healthcare Holdings Inc.	155,767	2,330
	Pilot Corp.	76,400	2,307
	Dentsu Soken Inc.	46,500	2,303
	TS Tech Co. Ltd.	192,800	2,285
	Kato Sangyo Co. Ltd.	56,800	2,180
	DTS Corp.	251,200	2,093
	Sumitomo Densetsu Co. Ltd.	30,700	1,932
	Kissei Pharmaceutical Co. Ltd.	72,300	1,888
	Fujimi Inc.	116,911	1,828
	Takara Standard Co. Ltd.	97,867	1,581
	Raito Kogyo Co. Ltd.	74,700	1,563
	Nomura Micro Science Co. Ltd.	61,300	1,562
	Mani Inc.	158,600	1,517
	TKC Corp.	58,000	1,517
	PALTAC Corp.	51,154	1,509
	Valor Holdings Co. Ltd.	81,812	1,498
	Hogy Medical Co. Ltd.	41,900	1,454
	Nextage Co. Ltd.	96,762	1,454
	Maruzen Showa Unyu Co. Ltd.	31,400	1,413
	Heiwa Real Estate Co. Ltd.	95,200	1,393
	JCU Corp.	46,100	1,360
	Yellow Hat Ltd.	129,600	1,305
	Okinawa Cellular Telephone Co.	77,434	1,291
	Yokogawa Bridge Holdings Corp.	71,900	1,283
	MCJ Co. Ltd.	134,900	1,272
	Future Corp.	81,747	1,153
	Totech Corp.	55,700	1,150
	SMS Co. Ltd.	132,660	1,143
	Funai Soken Holdings Inc.	71,600	1,128
	Komeri Co. Ltd.	53,767	1,119
	Create SD Holdings Co. Ltd.	52,200	1,082
	Tokyo Steel Manufacturing Co. Ltd.	122,300	1,079
	Kohnan Shoji Co. Ltd.	44,500	1,077
	Tsurumi Manufacturing Co. Ltd.	75,134	947
	Elecom Co. Ltd.	80,032	936
[2]	Osaka Organic Chemical Industry Ltd.	37,500	931
	Zuken Inc.	29,500	912
	Keihanshin Building Co. Ltd.	77,900	876
	Shin-Etsu Polymer Co. Ltd.	68,534	858
	Matsuda Sangyo Co. Ltd.	31,700	851
	Kameda Seika Co. Ltd.	31,300	780
	Sekisui Jushi Corp.	58,000	775
	AZ-COM MARUWA Holdings Inc.	112,900	753
	Senshu Electric Co. Ltd.	25,600	750
	Mitsubishi Research Institute Inc.	22,500	711
	SBS Holdings Inc.	31,300	688
	eGuarantee Inc.	66,200	683
	Nippon Parking Development Co. Ltd.	368,400	646
	RS Technologies Co. Ltd.	25,600	638

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	G-Tekt Corp.	47,100	604
	Shizuoka Gas Co. Ltd.	81,700	597
	Belluna Co. Ltd.	86,700	571
	Siix Corp.	63,700	571
	S Foods Inc.	34,800	565
	Retail Partners Co. Ltd.	66,400	555
	Insource Co. Ltd.	93,400	528
	Aoyama Zaisan Networks Co. Ltd.	39,300	512
	Celsys Inc.	44,434	473
	JSB Co. Ltd.	19,400	459
	Loadstar Capital KK	21,200	445
	Strike Co. Ltd.	18,000	443
	Avant Group Corp.	42,234	434
[2]	Densan System Holdings Co. Ltd.	16,867	390
	Digital Information Technologies Corp.	23,900	384
	Lacto Japan Co. Ltd.	17,000	381
	GSI Creos Corp.	23,500	352
[2]	Value HR Co. Ltd.	31,700	347
[2]	NJS Co. Ltd.	10,100	345
	Transaction Co. Ltd.	51,068	339
	Intage Holdings Inc.	30,500	338
	G-7 Holdings Inc.	39,300	326
	FULLCAST Holdings Co. Ltd.	29,000	318
	MarkLines Co. Ltd.	19,751	254
	YAKUODO Holdings Co. Ltd.	19,067	251
	Elan Corp.	42,100	214
	Charm Care Corp. KK	29,400	208
	Creek & River Co. Ltd.	20,300	193
			2,666,634
Malaysia (0.0%)
	PPB Group Bhd.	1,266,800	3,368
Mexico (0.4%)
	America Movil SAB de CV Series B	33,901,756	38,667
Netherlands (0.6%)
	Wolters Kluwer NV	445,920	54,663
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,096,373	23,243
	EBOS Group Ltd.	379,234	6,271
	Summerset Group Holdings Ltd.	449,590	2,982
			32,496
Norway (0.1%)
	TOMRA Systems ASA	410,645	5,013
Philippines (0.1%)
	International Container Terminal Services Inc.	1,508,280	13,604
Saudi Arabia (0.0%)
	Mouwasat Medical Services Co.	164,582	3,373
South Korea (0.0%)
	Chong Kun Dang Pharmaceutical Corp.	14,323	832
[2]	Kyung Dong Navien Co. Ltd.	11,179	553
	JW Pharmaceutical Corp.	24,464	403
			1,788
Sweden (1.9%)
	Assa Abloy AB Class B	1,853,980	69,866
	Hexagon AB Class B	3,928,888	47,892
[1]	Evolution AB	273,217	18,204
	Lifco AB Class B	419,600	16,201
	AAK AB	338,680	9,470
	Wihlborgs Fastigheter AB	505,872	4,916
	Catena AB	79,214	3,838
[1]	Bravida Holding AB	382,547	3,233
	Svolder AB Class B	177,845	1,039
			174,659

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
Switzerland (15.8%)
	Novartis AG (Registered)	3,012,971	372,890
	Nestle SA (Registered)	3,485,458	333,030
	Roche Holding AG	987,271	319,797
	Givaudan SA (Registered)	15,197	62,257
	Sika AG (Registered)	299,908	58,778
	Sandoz Group AG	822,610	54,849
	Partners Group Holding AG	40,406	49,482
	Geberit AG (Registered)	58,927	43,077
	Logitech International SA (Registered)	278,345	33,462
	Chocoladefabriken Lindt & Spruengli AG	2,010	30,899
	Chocoladefabriken Lindt & Spruengli AG (Registered)	186	28,493
	PSP Swiss Property AG (Registered)	85,520	14,792
	Roche Holding AG (Bearer)	40,577	13,766
	Temenos AG (Registered)	103,976	9,817
	Siegfried Holding AG (Registered)	71,165	6,865
	DKSH Holding AG	66,987	4,671
	Tecan Group AG (Registered)	23,968	4,377
	Emmi AG (Registered)	4,019	3,571
	ALSO Holding AG (Registered)	10,493	3,015
			1,447,888
Taiwan (0.4%)
[2]	Wistron Corp.	5,866,000	28,428
[2]	Lotes Co. Ltd.	172,000	7,669
	Sinbon Electronics Co. Ltd.	412,000	2,824
	Chief Telecom Inc.	62,000	728
	Universal Vision Biotechnology Co. Ltd.	92,000	428
			40,077
Turkiye (0.0%)
	Borusan Yatirim ve Pazarlama A/S	11,729	682
United Kingdom (7.9%)
	RELX plc	3,424,793	151,363
	BAE Systems plc	5,627,263	138,619
	London Stock Exchange Group plc	886,315	110,458
	Diageo plc	4,160,848	95,707
	Ashtead Group plc	794,454	53,065
	Halma plc	710,342	33,101
	Sage Group plc	1,802,900	27,252
	Bunzl plc	612,748	18,626
	Diploma plc	251,195	18,531
	Spirax Group plc	137,798	12,853
[2]	DCC plc	182,653	12,033
	Spectris plc	187,722	10,127
	Croda International plc	261,268	9,918
	Hikma Pharmaceuticals plc	294,049	7,113
	Cranswick plc	101,560	6,589
	Drax Group plc	650,080	6,161
	Softcat plc	251,893	5,308
	Chemring Group plc	509,113	3,838
	Clarkson plc	47,793	2,278
	Hilton Food Group plc	148,682	1,257
			724,197
Total Common Stocks (Cost $7,527,551)			9,104,204
Preferred Stocks (0.1%)
	FUCHS SE Preference Shares	123,106	5,511
	Grupo De Inversiones Suramericana SA Preference Shares	303,596	3,221
Total Preferred Stocks (Cost $8,085)			8,732

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.141% (Cost $13,638)	136,385	13,638
Total Investments (99.5%) (Cost $7,549,274)			9,126,574
Other Assets and Liabilities—Net (0.5%)			49,831
Net Assets (100%)			9,176,405
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $53,120, representing 0.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,980.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $13,639 was received for securities on loan, of which $13,636 is held in Vanguard Market Liquidity Fund and $3 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	9	3,093	78
MSCI EAFE Index	December 2025	341	47,861	388
MSCI Emerging Markets Index	December 2025	42	2,956	127
				593

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	12/17/2025	INR	408,681	USD	4,609	—	(18)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	93	AUD	141	1	—
UBS AG	12/17/2025	USD	18,067	CHF	14,216	301	—
State Street Bank & Trust Co.	12/17/2025	USD	1,415	DKK	8,927	33	—
State Street Bank & Trust Co.	12/17/2025	USD	1,774	EUR	1,502	38	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	938	GBP	691	30	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	1,560	HKD	12,121	—	(1)
Toronto-Dominion Bank	12/17/2025	USD	20,750	JPY	3,056,493	820	—
						1,223	(19)
AUD—Australian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,535,636)	9,112,936
Affiliated Issuers (Cost $13,638)	13,638
Total Investments in Securities	9,126,574
Investment in Vanguard	227
Cash	3
Cash Collateral Pledged—Futures Contracts	1,545
Foreign Currency, at Value (Cost $2,438)	2,153
Receivables for Investment Securities Sold	7,558
Receivables for Accrued Income	60,438
Receivables for Capital Shares Issued	51
Unrealized Appreciation—Forward Currency Contracts	1,223
Total Assets	9,199,772
Liabilities
Due to Custodian	504
Payables for Investment Securities Purchased	911
Collateral for Securities on Loan	13,639
Payables for Capital Shares Redeemed	83
Payables to Vanguard	522
Variation Margin Payable—Futures Contracts	112
Unrealized Depreciation—Forward Currency Contracts	19
Deferred Foreign Capital Gains Taxes	7,577
Total Liabilities	23,367
Net Assets	9,176,405
1 Includes $12,980 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	7,760,330
Total Distributable Earnings (Loss)	1,416,075
Net Assets	9,176,405

ETF Shares—Net Assets
Applicable to 98,412,047 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,786,852
Net Asset Value Per Share—ETF Shares	$89.29

Admiral™ Shares—Net Assets
Applicable to 8,961,814 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	389,553
Net Asset Value Per Share—Admiral Shares	$43.47

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	173,583
Non-Cash Dividends	18,012
Interest[2]	489
Securities Lending—Net	378
Total Income	192,462
Expenses
The Vanguard Group—Note B
Investment Advisory Services	534
Management and Administrative—ETF Shares	7,022
Management and Administrative—Admiral Shares	531
Marketing and Distribution—ETF Shares	271
Marketing and Distribution—Admiral Shares	19
Custodian Fees	396
Auditing Fees	43
Shareholders’ Reports and Proxy Fees—ETF Shares	438
Shareholders’ Reports and Proxy Fees—Admiral Shares	9
Trustees’ Fees and Expenses	4
Other Expenses	124
Total Expenses	9,391
Net Investment Income	183,071
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(43,649)
Futures Contracts	5,321
Forward Currency Contracts	(405)
Foreign Currencies	(232)
Realized Net Gain (Loss)	(38,965)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	566,524
Futures Contracts	2,004
Forward Currency Contracts	(61)
Foreign Currencies	2,369
Change in Unrealized Appreciation (Depreciation)	570,836
Net Increase (Decrease) in Net Assets Resulting from Operations	714,942
1	Dividends are net of foreign withholding taxes of $19,177.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $315, ($1), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $32,500 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($2,949).

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	183,071	128,230
Realized Net Gain (Loss)	(38,965)	30,804
Change in Unrealized Appreciation (Depreciation)	570,836	1,093,173
Net Increase (Decrease) in Net Assets Resulting from Operations	714,942	1,252,207
Distributions
ETF Shares	(154,862)	(133,035)
Admiral Shares	(7,276)	(7,475)
Total Distributions	(162,138)	(140,510)
Capital Share Transactions
ETF Shares	1,040,802	1,101,994
Admiral Shares	(10,425)	20,229
Net Increase (Decrease) from Capital Share Transactions	1,030,377	1,122,223
Total Increase (Decrease)	1,583,181	2,233,920
Net Assets
Beginning of Period	7,593,224	5,359,304
End of Period	9,176,405	7,593,224

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$83.50	$69.58	$64.12	$89.86	$69.97
Investment Operations
Net Investment Income[1]	1.916	1.511	1.476	1.401	1.094
Net Realized and Unrealized Gain (Loss) on Investments	5.564	14.065	5.579	(20.753)	19.776
Total from Investment Operations	7.480	15.576	7.055	(19.352)	20.870
Distributions
Dividends from Net Investment Income	(1.690)	(1.656)	(1.595)	(1.206)	(.980)
Distributions from Realized Capital Gains	—	—	—	(5.182)	—
Total Distributions	(1.690)	(1.656)	(1.595)	(6.388)	(.980)
Net Asset Value, End of Period	$89.29	$83.50	$69.58	$64.12	$89.86
Total Return	9.06%	22.48%	10.94%	-22.90%	29.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,787	$7,218	$5,065	$3,508	$4,150
Ratio of Total Expenses to Average Net Assets	0.11%	0.15%[2]	0.15%[2]	0.15%[2]	0.15%
Ratio of Net Investment Income to Average Net Assets	2.23%	1.86%	2.02%	1.87%	1.28%
Portfolio Turnover Rate[3]	14%	18%	14%	22%	65%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$40.65	$33.88	$31.23	$43.72	$34.03
Investment Operations
Net Investment Income[1]	.897	.730	.714	.675	.518
Net Realized and Unrealized Gain (Loss) on Investments	2.728	6.842	2.709	(10.061)	9.645
Total from Investment Operations	3.625	7.572	3.423	(9.386)	10.163
Distributions
Dividends from Net Investment Income	(.805)	(.802)	(.773)	(.583)	(.473)
Distributions from Realized Capital Gains	—	—	—	(2.521)	—
Total Distributions	(.805)	(.802)	(.773)	(3.104)	(.473)
Net Asset Value, End of Period	$43.47	$40.65	$33.88	$31.23	$43.72
Total Return[2]	9.02%	22.45%	10.88%	-22.85%	29.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$390	$375	$294	$250	$323
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%[3]	0.16%[3]	0.16%[3]	0.16%
Ratio of Net Investment Income to Average Net Assets	2.15%	1.85%	2.01%	1.85%	1.25%
Portfolio Turnover Rate[4]	14%	18%	14%	22%	65%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard International Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

International Dividend Appreciation Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $227,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

International Dividend Appreciation Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,591,884	—	—	1,591,884
Common Stocks—Other	11,574	7,500,746	—	7,512,320
Preferred Stocks	3,221	5,511	—	8,732
Temporary Cash Investments	13,638	—	—	13,638
Total	1,620,317	7,506,257	—	9,126,574
Derivative Financial Instruments
Assets
Futures Contracts[1]	593	—	—	593
Forward Currency Contracts	—	1,223	—	1,223
Total	593	1,223	—	1,816
Liabilities
Forward Currency Contracts	—	(19)	—	(19)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	593	—	593
Unrealized Appreciation—Forward Currency Contracts	—	1,223	1,223
Total Assets	593	1,223	1,816

Unrealized Depreciation—Forward Currency Contracts	—	(19)	(19)
Total Liabilities	—	(19)	(19)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	5,321	—	5,321
Forward Currency Contracts	—	(405)	(405)
Realized Net Gain (Loss) on Derivatives	5,321	(405)	4,916
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,004	—	2,004
Forward Currency Contracts	—	(61)	(61)
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,004	(61)	1,943

International Dividend Appreciation Index Fund
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	32,360
Total Distributable Earnings (Loss)	(32,360)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	43,319
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,549,000
Capital Loss Carryforwards	(175,988)
Qualified Late-Year Losses	—
Other Temporary Differences	(256)
Total	1,416,075
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	162,138	140,510
Long-Term Capital Gains	—	—
Total	162,138	140,510
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,571,553
Gross Unrealized Appreciation	1,993,222
Gross Unrealized Depreciation	(438,201)
Net Unrealized Appreciation (Depreciation)	1,555,021
F.	During the year ended October 31, 2025, the fund purchased $1,338,402,000 of investment securities and sold $1,138,670,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $916,346,000 and $84,007,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,130,420	12,968	1,139,951	14,147
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(89,618)	(1,000)	(37,957)	(500)
Net Increase (Decrease)—ETF Shares	1,040,802	11,968	1,101,994	13,647

International Dividend Appreciation Index Fund
	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued[1]	62,547	1,495	85,750	2,205
Issued in Lieu of Cash Distributions	6,032	145	6,272	159
Redeemed[2]	(79,004)	(1,912)	(71,793)	(1,813)
Net Increase (Decrease)—Admiral Shares	(10,425)	(272)	20,229	551
1	Includes purchase fees for fiscal 2025 and 2024 of $154 and $214, respectively (fund totals).
2	Net of redemption fees for fiscal 2025 and 2024 of $171 and $154, respectively (fund totals).
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2025, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

International High Dividend Yield Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.5%)
Australia (7.1%)
	Commonwealth Bank of Australia	1,467,316	164,640
	BHP Group Ltd.	4,303,203	122,677
	National Australia Bank Ltd.	2,683,858	76,517
	Westpac Banking Corp.	3,001,612	75,954
	ANZ Group Holdings Ltd.	2,610,837	62,534
	Wesfarmers Ltd.	989,440	54,306
	Macquarie Group Ltd.	300,452	42,855
	Rio Tinto Ltd.	324,420	28,168
	Woodside Energy Group Ltd.	1,661,630	26,927
	Transurban Group	2,719,877	25,735
	Woolworths Group Ltd.	1,068,275	19,848
	Brambles Ltd.	1,200,908	19,514
	Fortescue Ltd.	1,388,318	19,308
	QBE Insurance Group Ltd.	1,327,336	17,222
	Coles Group Ltd.	1,172,936	16,917
	Evolution Mining Ltd.	1,739,327	12,308
	Suncorp Group Ltd.	950,279	12,199
	Origin Energy Ltd.	1,499,440	12,016
	Santos Ltd.	2,854,567	11,790
	Telstra Group Ltd.	3,534,545	11,292
	Computershare Ltd. (XASX)	465,209	11,114
	Insurance Australia Group Ltd.	1,988,094	10,220
	South32 Ltd.	3,925,128	8,118
	Medibank Pvt Ltd.	2,426,397	7,744
	Lottery Corp. Ltd.	1,922,430	6,915
	JB Hi-Fi Ltd.	95,431	6,528
	APA Group	1,084,882	6,516
	ASX Ltd.	170,959	6,308
	Orica Ltd.	429,602	6,247
	Sonic Healthcare Ltd.	409,505	5,668
	Ampol Ltd.	209,384	4,206
	Bendigo & Adelaide Bank Ltd.	491,199	4,063
	Worley Ltd.	429,981	4,016
	Aurizon Holdings Ltd.	1,578,471	3,541
	Steadfast Group Ltd.	933,449	3,420
	AGL Energy Ltd.	545,485	3,304
	Whitehaven Coal Ltd.	668,746	3,143
	Dyno Nobel Ltd.	1,473,140	3,100
	Downer EDI Ltd.	599,972	3,030
	Endeavour Group Ltd.	1,237,521	2,961
	Atlas Arteria Ltd.	883,747	2,808
	Challenger Ltd.	452,672	2,755
	Treasury Wine Estates Ltd.	702,596	2,752
	AMP Ltd.	2,224,616	2,595
	Bank of Queensland Ltd.	570,993	2,562
	Metcash Ltd.	949,626	2,365
	Lendlease Corp. Ltd.	602,614	2,185
	Harvey Norman Holdings Ltd.	439,595	2,078
	Orora Ltd.	1,026,206	1,350
*	Insignia Financial Ltd.	448,559	1,330
[1]	Flight Centre Travel Group Ltd.	155,785	1,253
	TPG Telecom Ltd.	337,967	1,223
	Perpetual Ltd.	97,167	1,219
	New Hope Corp. Ltd.	391,696	1,063
	Yancoal Australia Ltd.	287,178	1,045
	Beach Energy Ltd.	1,279,667	1,040
	Deterra Royalties Ltd.	365,885	975
	Magellan Financial Group Ltd.	141,653	890
	Domino's Pizza Enterprises Ltd.	55,650	666

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	GQG Partners Inc. GDR	640,334	655
			975,698
Austria (0.3%)
	Erste Group Bank AG	246,539	25,539
	OMV AG	126,893	6,947
	Verbund AG	57,890	4,468
	ANDRITZ AG	57,542	4,350
	Raiffeisen Bank International AG	110,953	4,136
	Telekom Austria AG	65,626	698
			46,138
Belgium (0.3%)
	KBC Group NV	198,459	23,876
	Ageas SA	156,814	10,378
	Groupe Bruxelles Lambert NV	69,551	6,113
			40,367
Brazil (1.3%)
	Vale SA	3,153,488	38,253
	Petroleo Brasileiro SA - Petrobras	3,892,765	22,800
	Banco Bradesco SA	5,052,142	14,527
	B3 SA - Brasil Bolsa Balcao	4,579,814	10,777
	Centrais Eletricas Brasileiras SA	967,282	10,018
	Banco BTG Pactual SA	1,025,300	9,304
	Ambev SA	3,825,950	9,039
	Banco Do Brasil SA	1,491,936	6,073
	Localiza Rent a Car SA (BVMF)	758,300	5,559
	Suzano SA	587,500	5,339
	Vibra Energia SA	935,712	4,139
	Telefonica Brasil SA	656,560	3,910
	BB Seguridade Participacoes SA	562,457	3,434
	TIM SA	687,200	3,103
	Motiva Infraestrutura de Mobilidade SA	1,042,910	3,078
	Itau Unibanco Holding SA ADR	414,791	3,053
	Itau Unibanco Holding SA	399,326	2,608
	Ultrapar Participacoes SA	620,100	2,468
	Lojas Renner SA	869,990	2,400
	Klabin SA	672,580	2,255
	Banco Santander Brasil SA	347,986	2,014
	Engie Brasil Energia SA	223,164	1,659
	Alupar Investimento SA	253,618	1,536
	Cia Paranaense de Energia - Copel	608,792	1,484
	Multiplan Empreendimentos Imobiliarios SA	287,085	1,467
	Transmissora Alianca de Energia Eletrica SA	206,881	1,465
	Allos SA	314,481	1,458
	Caixa Seguridade Participacoes SA	505,100	1,406
	Porto Seguro SA	156,018	1,393
*	Natura Cosmeticos SA	768,500	1,287
	Hypera SA	254,782	1,224
*	Cosan SA	1,043,411	1,193
	CPFL Energia SA	149,600	1,157
*	Brava Energia	363,800	998
	Neoenergia SA	172,900	938
	Grupo Mateus SA	413,400	495
	M Dias Branco SA	87,300	476
	SLC Agricola SA	156,520	470
	CSN Mineracao SA	388,600	438
	Cia Energetica de Minas Gerais	50,080	135
			184,830
Canada (7.8%)
	Royal Bank of Canada	1,243,426	182,159
	Toronto-Dominion Bank	1,506,414	123,688
	Enbridge Inc.	1,913,980	89,248
	Bank of Montreal	630,655	78,342
	Bank of Nova Scotia	1,094,558	71,789
	Canadian Imperial Bank of Commerce	823,820	68,258
	Canadian Natural Resources Ltd.	1,818,347	58,172
	Manulife Financial Corp.	1,494,745	48,374
	TC Energy Corp.	911,554	45,742
	Suncor Energy Inc.	1,071,087	42,651

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	National Bank of Canada	344,137	38,449
	Sun Life Financial Inc.	495,892	30,162
	Nutrien Ltd.	428,456	23,336
	Power Corp. of Canada	472,910	22,152
	Fortis Inc. (XTSE)	438,604	22,047
	Pembina Pipeline Corp.	511,563	19,353
	Restaurant Brands International Inc.	285,460	18,749
	Cenovus Energy Inc.	1,097,843	18,551
	Brookfield Asset Management Ltd. Class A (XTSE)	335,060	18,125
	Tourmaline Oil Corp.	322,796	14,198
	Magna International Inc.	234,654	11,086
[2]	Hydro One Ltd.	277,441	10,233
	Great-West Lifeco Inc.	238,103	10,094
	TELUS Corp.	448,589	6,560
	BCE Inc.	272,408	6,227
			1,077,745
Chile (0.2%)
	Banco De Chile	38,929,732	6,827
	Banco Santander Chile	53,561,510	3,870
	Banco de Credito e Inversiones SA	68,827	3,532
	Empresas Copec SA	342,367	2,446
	Enel Chile SA	21,103,166	1,611
	Enel Americas SA	16,425,196	1,553
	Empresas CMPC SA	956,016	1,381
	Quinenco SA	243,878	1,115
	Banco Itau Chile SA	55,196	1,002
	Cencosud Shopping SA	422,466	1,002
	Colbun SA	5,959,034	895
	Aguas Andinas SA Class A	2,213,974	843
	Cia Cervecerias Unidas SA	112,278	715
	Cia Sud Americana de Vapores SA	10,315,127	513
			27,305
China (6.3%)
	China Construction Bank Corp. Class H	84,558,000	83,716
	Industrial & Commercial Bank of China Ltd. Class H	70,609,671	54,708
	Bank of China Ltd. Class H	60,882,351	34,474
	Ping An Insurance Group Co. of China Ltd. Class H	4,667,902	33,722
	China Merchants Bank Co. Ltd. Class H	3,625,875	22,729
	Agricultural Bank of China Ltd. Class H	27,452,000	20,943
	China Life Insurance Co. Ltd. Class H	6,544,000	20,636
	PetroChina Co. Ltd. Class H	18,154,000	18,766
	China Shenhua Energy Co. Ltd. Class H	2,981,000	15,523
	Kweichow Moutai Co. Ltd. Class A	76,300	15,348
	PICC Property & Casualty Co. Ltd. Class H	6,070,000	14,341
	Ping An Insurance Group Co. of China Ltd. Class A	1,631,143	13,265
	Geely Automobile Holdings Ltd.	5,076,000	12,042
	China Petroleum & Chemical Corp. Class H	20,404,000	10,853
	China Resources Land Ltd.	2,531,383	9,146
	China Pacific Insurance Group Co. Ltd. Class H	2,252,546	9,132
[1]	China Hongqiao Group Ltd.	2,359,500	8,959
	Haier Smart Home Co. Ltd. Class H	2,391,305	7,776
	China CITIC Bank Corp. Ltd. Class H	7,927,620	7,564
	ZTO Express Cayman Inc.	388,608	7,169
	CMOC Group Ltd. Class H	3,309,000	7,164
	Foxconn Industrial Internet Co. Ltd. Class A	701,300	7,072
	CSPC Pharmaceutical Group Ltd.	7,016,000	6,911
	People's Insurance Co. Group of China Ltd. Class H	7,629,000	6,852
	CITIC Ltd.	4,340,000	6,708
	Yangzijiang Shipbuilding Holdings Ltd.	2,219,100	5,993
	China Merchants Bank Co. Ltd. Class A	1,039,442	5,979
[2]	China Tower Corp. Ltd. Class H	4,082,235	5,897
[2]	Postal Savings Bank of China Co. Ltd. Class H	8,348,000	5,882
	China Yangtze Power Co. Ltd. Class A	1,485,900	5,870
	Bank of Communications Co. Ltd. Class H	6,478,162	5,755
	Agricultural Bank of China Ltd. Class A	5,069,456	5,677
	ENN Energy Holdings Ltd.	650,000	5,664
	New China Life Insurance Co. Ltd. Class H	865,133	5,467
	China Overseas Land & Investment Ltd.	3,248,666	5,452
	CITIC Securities Co. Ltd. Class H	1,403,257	5,342

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Industrial & Commercial Bank of China Ltd. Class A	4,487,700	4,911
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	543,600	4,841
[2]	Guotai Haitong Securities Co. Ltd. Class H	2,524,792	4,838
	China Mengniu Dairy Co. Ltd.	2,635,000	4,795
	China Resources Beer Holdings Co. Ltd.	1,385,000	4,737
	Li Ning Co. Ltd.	2,063,500	4,487
	China Galaxy Securities Co. Ltd. Class H	3,091,500	4,447
	China Resources Power Holdings Co. Ltd.	1,805,000	4,316
[1]	Yankuang Energy Group Co. Ltd. Class H	3,086,781	4,238
	Aluminum Corp. of China Ltd. Class H	3,292,000	4,186
	Jiangxi Copper Co. Ltd. Class H	965,000	4,026
	Wuliangye Yibin Co. Ltd. Class A	239,700	4,010
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,270,000	3,937
	Great Wall Motor Co. Ltd. Class H	2,016,552	3,900
[2]	CGN Power Co. Ltd. Class H	9,278,000	3,676
	Tsingtao Brewery Co. Ltd. Class H	537,143	3,630
	Industrial Bank Co. Ltd. Class A	1,271,600	3,618
	Weichai Power Co. Ltd. Class H	1,728,000	3,571
	Vipshop Holdings Ltd. ADR	199,447	3,488
	Anhui Conch Cement Co. Ltd. Class H	1,089,328	3,248
	Bank of Communications Co. Ltd. Class A	3,204,200	3,236
	Huaneng Power International Inc. Class H	3,760,000	3,106
	CRRC Corp. Ltd. Class H	4,068,000	3,087
	Kunlun Energy Co. Ltd.	3,338,645	3,069
	China Coal Energy Co. Ltd. Class H	2,159,000	3,041
	China Minsheng Banking Corp. Ltd. Class H	5,803,970	2,973
	Sinopharm Group Co. Ltd. Class H	1,185,518	2,955
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,821,000	2,944
	China Taiping Insurance Holdings Co. Ltd.	1,246,000	2,834
[1]	ZTE Corp. Class H	663,816	2,804
[2]	Huatai Securities Co. Ltd. Class H	1,095,800	2,755
[2]	China Resources Mixc Lifestyle Services Ltd.	521,800	2,730
	China Longyuan Power Group Corp. Ltd. Class H	2,938,000	2,721
	China Gas Holdings Ltd.	2,436,400	2,506
	Bosideng International Holdings Ltd.	3,966,000	2,427
	China Shenhua Energy Co. Ltd. Class A	401,700	2,400
	CMOC Group Ltd. Class A	993,800	2,383
	Want Want China Holdings Ltd.	3,675,000	2,375
	Guotai Haitong Securities Co. Ltd. (XSSC)	867,784	2,366
	PetroChina Co. Ltd. Class A	1,822,700	2,347
*	Dongfeng Motor Group Co. Ltd. Class H	1,935,020	2,341
	Tingyi Cayman Islands Holding Corp.	1,703,456	2,337
	Guangdong Investment Ltd.	2,434,000	2,312
[1,2]	Haidilao International Holding Ltd.	1,385,335	2,283
[2]	Longfor Group Holdings Ltd.	1,836,000	2,268
	Qfin Holdings Inc. ADR	92,787	2,241
	China National Building Material Co. Ltd. Class H	3,078,569	2,182
	China Resources Gas Group Ltd.	785,300	2,159
	MINISO Group Holding Ltd.	400,400	2,141
	China Pacific Insurance Group Co. Ltd. Class A	428,350	2,138
	Bank of China Ltd. Class A	2,676,700	2,112
	China Railway Group Ltd. Class H	4,065,701	2,062
	China Merchants Port Holdings Co. Ltd.	1,058,000	2,049
	GF Securities Co. Ltd. Class H	843,800	2,037
	Far East Horizon Ltd.	2,217,000	1,990
	Sinotruk Hong Kong Ltd.	581,760	1,944
	Beijing Enterprises Holdings Ltd.	433,000	1,900
	China Everbright Environment Group Ltd.	3,065,140	1,897
	Kingboard Holdings Ltd.	529,000	1,895
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	1,339,966	1,894
	Shaanxi Coal Industry Co. Ltd. Class A	587,000	1,873
	Hengan International Group Co. Ltd.	533,561	1,869
	Ping An Bank Co. Ltd. Class A	1,164,300	1,853
	China State Construction Engineering Corp. Ltd. Class A	2,423,200	1,850
	China Medical System Holdings Ltd.	1,068,477	1,843
[2]	China Feihe Ltd.	3,380,719	1,804
	Xinyi Solar Holdings Ltd.	3,900,301	1,797
	Bank of Jiangsu Co. Ltd. Class A	1,115,960	1,692
	China State Construction International Holdings Ltd.	1,458,000	1,659
	Luzhou Laojiao Co. Ltd. Class A	87,700	1,658

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	China Cinda Asset Management Co. Ltd. Class H	10,216,200	1,656
	China Construction Bank Corp. Class A	1,282,600	1,647
	Chongqing Rural Commercial Bank Co. Ltd. Class H	2,002,000	1,646
	Haitian International Holdings Ltd.	592,000	1,618
	China Power International Development Ltd.	3,616,370	1,559
	Jiangsu Expressway Co. Ltd. Class H	1,278,000	1,555
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	399,300	1,539
[2]	Yadea Group Holdings Ltd.	980,852	1,533
	Yangzijiang Financial Holding Ltd.	1,877,200	1,526
	China Oilfield Services Ltd. Class H	1,558,000	1,521
	COSCO SHIPPING Holdings Co. Ltd. Class A	719,600	1,518
	China United Network Communications Ltd. Class A	1,989,500	1,517
	Country Garden Services Holdings Co. Ltd.	1,893,264	1,505
	Autohome Inc. ADR	57,509	1,449
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,055,941	1,439
	China Conch Venture Holdings Ltd.	1,147,500	1,435
	China Petroleum & Chemical Corp. Class A	1,861,400	1,432
	Inner Mongolia Yitai Coal Co. Ltd. Class B	733,900	1,431
	Huatai Securities Co. Ltd. Class A	451,100	1,378
	Postal Savings Bank of China Co. Ltd. Class A	1,697,800	1,373
	CRRC Corp. Ltd. Class A	1,256,200	1,353
	Gree Electric Appliances Inc. of Zhuhai Class A	239,900	1,341
	Zhejiang Expressway Co. Ltd. Class H	1,352,177	1,320
	Baoshan Iron & Steel Co. Ltd. Class A	1,260,200	1,306
	China Everbright Bank Co. Ltd. Class A	2,753,200	1,293
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	419,500	1,285
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,323,600	1,278
	Shenzhen International Holdings Ltd.	1,206,000	1,250
[2]	CSC Financial Co. Ltd. Class H	722,500	1,226
	China Communications Services Corp. Ltd. Class H	2,038,000	1,221
	Kingboard Laminates Holdings Ltd.	708,500	1,186
	AviChina Industry & Technology Co. Ltd. Class H	2,322,000	1,183
	Anhui Gujing Distillery Co. Ltd. Class B	92,000	1,163
	Goldwind Science & Technology Co. Ltd. Class H	683,200	1,160
	China Reinsurance Group Corp. Class H	5,705,000	1,159
	Bank of Nanjing Co. Ltd. Class A	713,882	1,136
	China Minsheng Banking Corp. Ltd. Class A	2,062,740	1,134
	Bank of Shanghai Co. Ltd. Class A	840,533	1,122
	Sinopec Engineering Group Co. Ltd. Class H	1,183,000	1,114
	China Everbright Bank Co. Ltd. Class H	2,658,000	1,090
	Fuyao Glass Industry Group Co. Ltd. Class A	112,900	1,071
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	705,100	1,062
[1]	Beijing Enterprises Water Group Ltd.	3,302,000	1,061
	Uni-President China Holdings Ltd.	968,000	1,048
	Sinotrans Ltd. Class H	1,538,000	1,045
	XCMG Construction Machinery Co. Ltd. Class A	694,700	1,039
[1,2]	China Resources Pharmaceutical Group Ltd.	1,578,226	1,011
	Bank of Beijing Co. Ltd. Class A	1,254,800	986
	C&D International Investment Group Ltd.	473,000	972
	Daqin Railway Co. Ltd. Class A	1,195,000	963
[1]	Zhongsheng Group Holdings Ltd.	606,500	957
	Bank of Hangzhou Co. Ltd. Class A	432,136	954
	China Jinmao Holdings Group Ltd.	5,512,000	953
	Zhongjin Gold Corp. Ltd. Class A	305,600	949
[1]	China Everbright Ltd.	719,880	935
	Greentown China Holdings Ltd.	861,000	922
	Focus Media Information Technology Co. Ltd. Class A	843,000	918
	Weichai Power Co. Ltd. Class A	422,500	889
	SDIC Power Holdings Co. Ltd. Class A	439,000	886
	Xtep International Holdings Ltd.	1,220,937	884
	Sany Heavy Equipment International Holdings Co. Ltd.	930,000	878
	Hisense Home Appliances Group Co. Ltd. Class H	290,776	858
	Jiangsu Yanghe Distillery Co. Ltd. Class A	85,545	851
	Huadian Power International Corp. Ltd. Class H	1,428,000	842
	China Railway Group Ltd. Class A	1,058,800	837
	China Suntien Green Energy Corp. Ltd. Class H	1,445,000	808
	Power Construction Corp. of China Ltd. Class A	1,016,300	806
	Guangzhou Automobile Group Co. Ltd. Class H	1,908,000	800
	Yunnan Baiyao Group Co. Ltd. Class A	100,200	798
	People's Insurance Co. Group of China Ltd. Class A	670,700	796

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	GD Power Development Co. Ltd. Class A	1,068,700	795
[2]	Topsports International Holdings Ltd.	2,004,000	794
	Huaxia Bank Co. Ltd. Class A	823,400	788
	China CITIC Bank Corp. Ltd. Class A	712,000	775
	Datang International Power Generation Co. Ltd. Class H	2,496,000	767
	Metallurgical Corp. of China Ltd. Class H	2,506,756	764
	China Zheshang Bank Co. Ltd. Class H	2,314,000	754
[1]	Dongfang Electric Corp. Ltd. Class H	307,200	750
	Shanghai Electric Power Co. Ltd. Class A	178,100	743
[2]	Orient Securities Co. Ltd. Class H	796,400	742
	Zangge Mining Co. Ltd. Class A	89,500	741
	COSCO SHIPPING Ports Ltd.	1,000,986	738
	TCL Technology Group Corp. Class A	1,214,500	736
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,660,000	728
	Anhui Conch Cement Co. Ltd. Class A	219,900	717
	Poly Developments & Holdings Group Co. Ltd. Class A	693,958	715
	Yuexiu Property Co. Ltd.	1,232,680	710
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	534,000	709
	Hengli Petrochemical Co. Ltd. Class A	270,900	684
	Henan Shuanghui Investment & Development Co. Ltd. Class A	184,700	668
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,491,200	656
	Shanghai Rural Commercial Bank Co. Ltd. Class A	543,872	652
	Shanghai Baosight Software Co. Ltd. Class B	580,040	651
	Yihai International Holding Ltd.	420,000	644
	Anhui Gujing Distillery Co. Ltd. Class A	28,300	641
	China Merchants Energy Shipping Co. Ltd. Class A	492,800	640
	Chongqing Changan Automobile Co. Ltd. Class B	1,096,216	638
	Zhejiang NHU Co. Ltd. Class A	182,400	623
	Shougang Fushan Resources Group Ltd.	1,573,302	617
	Yutong Bus Co. Ltd. Class A	134,500	611
	Shanghai Industrial Holdings Ltd.	347,328	610
	Huaneng Power International Inc. Class A	528,900	605
	Sichuan Chuantou Energy Co. Ltd. Class A	289,200	598
	Bank of Chengdu Co. Ltd. Class A	246,900	584
[1,2]	ZJLD Group Inc.	519,852	584
	Haier Smart Home Co. Ltd. Class A	151,300	571
	Lao Feng Xiang Co. Ltd. Class B	154,600	566
	China Zheshang Bank Co. Ltd. Class A	1,339,800	563
	Poly Property Services Co. Ltd. Class H	125,400	541
	Anhui Expressway Co. Ltd. Class H	340,000	540
	Dongfang Electric Corp. Ltd. Class A	180,100	528
	Xiamen Tungsten Co. Ltd. Class A	102,200	513
	Tianshan Aluminum Group Co. Ltd. Class A	269,100	505
	Yunnan Yuntianhua Co. Ltd. Class A	123,800	501
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	138,000	498
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	344,748	497
	Huaxin Cement Co. Ltd. Class H	219,884	494
	Shenzhen Expressway Corp. Ltd. Class H	524,000	490
	Huayu Automotive Systems Co. Ltd. Class A	168,300	483
	Western Mining Co. Ltd. Class A	141,400	477
[2]	Qingdao Port International Co. Ltd. Class H	519,000	474
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,199	473
	Chongqing Rural Commercial Bank Co. Ltd. Class A	482,600	470
	China Lesso Group Holdings Ltd.	819,454	469
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	134,600	468
	Livzon Pharmaceutical Group Inc. Class H	115,100	463
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	129,100	459
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	398,200	457
	Shanghai International Port Group Co. Ltd. Class A	571,400	448
	COSCO SHIPPING Development Co. Ltd. Class H	2,963,756	442
	China Coal Energy Co. Ltd. Class A	228,000	435
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	145,000	423
	Sichuan Road & Bridge Co. Ltd. Class A	312,980	417
	LB Group Co. Ltd. Class A	157,600	408
	Towngas Smart Energy Co. Ltd.	811,185	407
	Huadian Power International Corp. Ltd. Class A	529,597	403
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	98,210	398
	China Resources Building Materials Technology Holdings Ltd.	1,824,281	397
	ENN Natural Gas Co. Ltd. Class A	143,700	394
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	115,000	391

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Changchun High-Tech Industry Group Co. Ltd. Class A	24,700	390
	Guangshen Railway Co. Ltd. Class H	1,293,373	380
	Yunnan Copper Co. Ltd. Class A	148,900	378
*,2	BAIC Motor Corp. Ltd. Class H	1,418,000	367
[2]	Everbright Securities Co. Ltd. Class H	290,400	365
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	494,800	360
	Jinduicheng Molybdenum Co. Ltd. Class A	168,600	356
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	171,000	356
	Goneo Group Co. Ltd. Class A	57,959	356
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,114,000	355
	China National Chemical Engineering Co. Ltd. Class A	326,500	355
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	204,600	353
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	484,900	352
	Guanghui Energy Co. Ltd. Class A	461,500	342
	Lee & Man Paper Manufacturing Ltd.	931,000	329
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	755,200	328
	Wuchan Zhongda Group Co. Ltd. Class A	392,400	323
	Hunan Valin Steel Co. Ltd. Class A	397,300	322
	Yealink Network Technology Corp. Ltd. Class A	63,616	322
	Beijing New Building Materials plc Class A	95,800	320
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	308,167	317
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	236,000	317
	Heilongjiang Agriculture Co. Ltd. Class A	154,400	314
	China Railway Signal & Communication Corp. Ltd. Class A	420,934	314
	Weifu High-Technology Group Co. Ltd. Class A	102,000	308
	COFCO Sugar Holding Co. Ltd. Class A	136,400	300
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	656,200	294
	Bank of Suzhou Co. Ltd. Class A	251,600	293
	Shenergy Co. Ltd. Class A	251,800	291
	Huaibei Mining Holdings Co. Ltd. Class A	153,600	287
	G-bits Network Technology Xiamen Co. Ltd. Class A	4,300	286
	Citic Pacific Special Steel Group Co. Ltd. Class A	138,600	284
	Dong-E-E-Jiao Co. Ltd. Class A	42,400	283
	Yankuang Energy Group Co. Ltd. Class A	135,475	280
	Jiangsu Financial Leasing Co. Ltd. Class A	325,600	279
	Inner Mongolia Berun Chemical Co. Ltd. Class A	288,400	274
	Bank of Changsha Co. Ltd. Class A	203,400	274
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	272,972	272
	Youngor Group Co. Ltd. Class A	247,800	261
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	64,700	260
	Bank of Guiyang Co. Ltd. Class A	303,300	259
	Hisense Visual Technology Co. Ltd. Class A	74,200	259
	Chongqing Brewery Co. Ltd. Class A	33,300	251
	Beijing Jingneng Power Co. Ltd. Class A	370,300	251
	Tian Di Science & Technology Co. Ltd. Class A	291,000	245
	HLA Group Corp. Ltd. Class A	279,400	243
	Jiangsu Pacific Quartz Co. Ltd.Class A	41,700	242
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	212,750	239
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	60,600	239
	Jointown Pharmaceutical Group Co. Ltd. Class A	328,834	236
	Anhui Yingjia Distillery Co. Ltd. Class A	39,600	236
	TangShan Port Group Co. Ltd. Class A	420,768	235
	Nanjing Iron & Steel Co. Ltd. Class A	314,900	232
	An Hui Wenergy Co. Ltd. Class A	201,600	232
	Huaxin Cement Co. Ltd. Class A	76,200	231
	BBMG Corp. Class H	2,184,000	230
	Fujian Funeng Co. Ltd. Class A	159,600	227
	Livzon Pharmaceutical Group Inc. Class A	43,300	224
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	169,161	223
	Hengyi Petrochemical Co. Ltd. Class A	235,900	222
	Shandong Linglong Tyre Co. Ltd. Class A	101,600	220
	Canmax Technologies Co. Ltd. Class A	51,100	218
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	360,400	217
	Eastern Air Logistics Co. Ltd. Class A	96,400	217
	COSCO SHIPPING Development Co. Ltd. Class A	585,200	216
	Hangzhou Robam Appliances Co. Ltd. Class A	78,100	215
	Jason Furniture Hangzhou Co. Ltd. Class A	49,500	214
	Camel Group Co. Ltd. Class A	147,900	212
	Shanxi Coal International Energy Group Co. Ltd. Class A	136,100	211
	By-health Co. Ltd. Class A	116,800	206

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Oppein Home Group Inc. Class A	27,018	203
	Hisense Home Appliances Group Co. Ltd. Class A	56,200	202
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	80,321	202
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	140,000	198
	Xiamen C & D Inc. Class A	136,500	196
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,700	196
	Anhui Kouzi Distillery Co. Ltd. Class A	42,200	192
*,1	Shenzhen Investment Ltd.	1,768,000	191
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	305,500	191
	China South Publishing & Media Group Co. Ltd. Class A	111,700	190
	Hubei Energy Group Co. Ltd. Class A	284,700	189
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	16,800	189
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	157,800	189
	CSG Holding Co. Ltd. Class A	278,800	186
	Sinotrans Ltd. Class A	194,200	184
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	461,600	184
	Qingdao Port International Co. Ltd. Class A	150,900	181
	Sinoma International Engineering Co. Class A	134,600	180
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	46,200	177
	Tasly Pharmaceutical Group Co. Ltd. Class A	81,200	176
	Jizhong Energy Resources Co. Ltd. Class A	202,600	175
	Fujian Sunner Development Co. Ltd. Class A	72,700	173
	Keda Industrial Group Co. Ltd. Class A	93,000	171
	Suofeiya Home Collection Co. Ltd. Class A	92,800	170
	Shanghai Tunnel Engineering Co. Ltd. Class A	183,000	170
	Huafa Industrial Co. Ltd. Zhuhai Class A	245,500	170
	Shaanxi Energy Investment Co. Ltd. Class A	121,100	167
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	217,860	165
	Huapont Life Sciences Co. Ltd. Class A	239,900	165
	Zhejiang Supor Co. Ltd. Class A	24,500	164
	Lakala Payment Co. Ltd. Class A	48,300	163
	Guangzhou Development Group Inc. Class A	166,300	161
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	244,000	160
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	198,500	159
	China Railway Hi-tech Industry Co. Ltd. Class A	132,900	157
	CNOOC Energy Technology & Services Ltd. Class A	284,700	156
	Shandong Hi-speed Co. Ltd. Class A	119,200	156
	Pylon Technologies Co. Ltd. Class A	16,639	155
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	154
	Lao Feng Xiang Co. Ltd. Class A	22,100	150
	Hefei Meiya Optoelectronic Technology Inc. Class A	51,100	146
	Jiangsu Linyang Energy Co. Ltd. Class A	173,800	143
	Bank of Qingdao Co. Ltd. Class A	194,850	142
	Laobaixing Pharmacy Chain JSC Class A	58,600	137
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	91,700	133
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	190,600	128
	ORG Technology Co. Ltd. Class A	150,300	127
*	Huaihe Energy Group Co. Ltd. Class A	242,100	127
	Guangdong South New Media Co. Ltd. Class A	18,500	126
	Shenzhen Aisidi Co. Ltd. Class A	70,700	123
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	78,300	122
	Zhejiang Semir Garment Co. Ltd. Class A	158,500	120
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	62,300	118
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	79,900	117
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	84,900	113
	Jiangsu Expressway Co. Ltd. Class A	57,700	111
	Zhejiang Wanliyang Co. Ltd. Class A	86,300	109
	Anhui Xinhua Media Co. Ltd. Class A	112,400	106
	Anhui Expressway Co. Ltd. Class A	48,700	102
	Wuxi Autowell Technology Co. Ltd. Class A	16,118	99
	Shandong Publishing & Media Co. Ltd. Class A	78,400	92
	Xi'An Shaangu Power Co. Ltd. Class A	73,500	90
	Shenzhen Expressway Corp. Ltd. Class A	59,600	86
	Xiamen ITG Group Corp. Ltd. Class A	93,400	85
	Chongqing Department Store Co. Ltd. Class A	22,000	85
	China World Trade Center Co. Ltd. Class A	29,700	84
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	127,700	82
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	104,800	76
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	34,000	72
	Shenzhen Gas Corp. Ltd. Class A	74,100	70

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Jiangsu Xukuang Energy Co. Ltd. Class A	99,700	69
	Chongqing Water Group Co. Ltd. Class A	103,000	68
	Luenmei Quantum Co. Ltd. Class A	52,100	64
	Shanghai Huayi Group Co. Ltd. Class B	118,300	63
	KingClean Electric Co. Ltd. Class A	16,507	59
	Jiangsu Guoxin Corp. Ltd. Class A	49,800	58
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	37,100	57
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	33,100	53
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	25,800	52
	Luolai Lifestyle Technology Co. Ltd. Class A	38,900	52
	China National Accord Medicines Corp. Ltd. Class B	27,750	49
	Triangle Tyre Co. Ltd. Class A	23,600	49
	Huabao Flavours & Fragrances Co. Ltd. Class A	18,700	47
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	54,500	39
	Toly Bread Co. Ltd. Class A	50,700	39
	CSG Holding Co. Ltd. Class B	71,879	17
	Opple Lighting Co. Ltd. Class A	1,400	3
			870,412
Colombia (0.0%)
	Interconexion Electrica SA ESP	331,117	2,148
	Ecopetrol SA	3,983,355	1,839
	Cementos Argos SA	479,278	1,283
[1]	Ecopetrol SA ADR	5,918	55
			5,325
Czech Republic (0.1%)
	CEZ A/S	122,907	7,527
	Komercni banka A/S	65,437	3,347
[2]	Moneta Money Bank A/S	231,406	1,959
	Colt CZ Group SE	14,062	511
			13,344
Denmark (0.2%)
	Danske Bank A/S	565,863	25,290
	Tryg A/S	268,212	6,611
			31,901
Finland (1.4%)
	Nordea Bank Abp (XHEL)	2,882,837	49,316
	Nokia OYJ	4,405,194	30,049
	Sampo OYJ Class A (XHEL)	2,072,895	23,105
	Kone OYJ Class B	273,214	18,254
	Wartsila OYJ Abp	398,066	13,024
	UPM-Kymmene OYJ	455,410	12,220
	Metso OYJ	606,758	9,950
	Fortum OYJ	367,580	8,197
	Neste OYJ	358,902	7,437
	Orion OYJ Class B	92,099	6,431
	Stora Enso OYJ Class R	508,034	5,916
	Elisa OYJ	121,851	5,369
	Kesko OYJ Class B	228,572	4,822
	Valmet OYJ	124,510	4,051
			198,141
France (5.3%)
	TotalEnergies SE	1,632,763	101,942
	Sanofi SA	942,418	95,338
	BNP Paribas SA	879,300	68,109
	AXA SA	1,528,400	66,315
	Vinci SA	437,987	58,566
	Danone SA	556,402	49,140
	Societe Generale SA	629,597	39,929
	Orange SA	1,825,814	29,206
	Publicis Groupe SA	200,279	20,074
	Cie Generale des Etablissements Michelin SCA	583,909	18,653
	Engie SA (XPAR)	775,816	18,164
	Veolia Environnement SA	529,910	17,512
	Pernod Ricard SA	167,163	16,372
	Credit Agricole SA	812,908	14,674
*	Engie SA Loyalty Shares	582,347	13,634
	Bureau Veritas SA	303,325	9,968
	Carrefour SA	561,250	8,453

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Eiffage SA	63,705	7,839
	Bouygues SA	163,501	7,380
	Rexel SA	194,536	6,746
	Renault SA	166,979	6,489
	Edenred SE	209,630	6,026
	Getlink SE	300,423	5,484
	Aeroports de Paris SA	34,031	4,668
	SCOR SE	153,290	4,640
[2]	Amundi SA	50,581	3,750
[2]	Ayvens SA	254,877	3,400
	Teleperformance SE	46,379	3,312
*	Engie SA Prime de fidelite 2026	141,167	3,305
	Arkema SA	50,660	3,007
	FDJ UNITED	98,254	2,863
	Sodexo SA (XPAR)	41,899	2,320
	Wendel SE	21,073	1,978
*	Eurazeo SE-PF- 2027	21,624	1,474
*	Sodexo Inc. (Prime Fidelite 2026)	26,287	1,456
*	Engie SA	52,246	1,223
	SEB SA (XPAR)	21,762	1,204
	Eurazeo SE (XPAR)	13,618	928
*	Sodexo Prime De Fidelite 2027	3,088	171
			725,712
Germany (5.1%)
	Allianz SE (Registered)	339,071	136,253
	Deutsche Telekom AG (Registered)	2,891,916	89,578
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	114,883	71,077
	Deutsche Bank AG (Registered)	1,555,362	55,682
	Mercedes-Benz Group AG	662,505	42,986
	BASF SE	784,040	38,686
	Deutsche Post AG	831,385	38,199
	E.ON SE	1,947,866	36,243
	RWE AG	583,737	28,738
	Commerzbank AG	658,264	24,002
[1]	Bayerische Motoren Werke AG (XETR)	238,996	22,285
	Vonovia SE	614,725	18,476
	Daimler Truck Holding AG	446,415	17,893
	Volkswagen AG	158,290	16,697
	Hannover Rueck SE	52,536	14,998
	Fresenius Medical Care AG	184,093	9,883
	Continental AG	95,426	7,292
	Talanx AG	52,629	6,409
	LEG Immobilien SE (XETR)	65,503	4,992
	Deutsche Lufthansa AG (Registered)	528,662	4,635
	HOCHTIEF AG	13,277	3,811
	Evonik Industries AG	216,967	3,636
*	Aumovio SE	47,029	2,022
[1]	Traton SE	52,884	1,699
[2]	DWS Group GmbH & Co. KGaA	26,049	1,668
	RTL Group SA	30,469	1,176
	Deutsche Wohnen SE	39,711	990
	FUCHS SE	22,057	782
			700,788
Greece (0.4%)
	National Bank of Greece SA	735,463	10,810
	Eurobank Ergasias Services & Holdings SA Class A	2,173,604	8,176
	Piraeus Financial Holdings SA	949,116	7,413
	Alpha Bank SA	1,843,657	7,228
	JUMBO SA	100,576	3,192
	OPAP SA	151,251	3,127
	Public Power Corp. SA	169,497	2,944
	Hellenic Telecommunications Organization SA	140,869	2,645
	Motor Oil Hellas Corinth Refineries SA	55,104	1,651
	Optima bank SA	153,832	1,425
	Athens International Airport SA	63,218	730
	HELLENiQ ENERGY Holdings SA	71,927	633
	Aegean Airlines SA	33,236	504
	Holding Co. ADMIE IPTO SA	97,733	336
	Piraeus Port Authority SA	6,238	309

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Autohellas Tourist & Trading SA	19,996	255
	Quest Holdings SA	15,810	128
			51,506
Hong Kong (1.9%)
	Hong Kong Exchanges & Clearing Ltd.	1,049,600	57,206
	CK Hutchison Holdings Ltd.	2,343,517	15,541
	BOC Hong Kong Holdings Ltd.	3,150,500	15,481
	Sun Hung Kai Properties Ltd.	1,234,451	15,022
	CLP Holdings Ltd.	1,412,500	12,048
	Hang Seng Bank Ltd.	602,900	11,753
	Lenovo Group Ltd.	6,780,000	9,891
	Galaxy Entertainment Group Ltd.	1,893,000	9,432
	Jardine Matheson Holdings Ltd.	159,914	9,389
	Hong Kong & China Gas Co. Ltd.	9,453,254	8,798
	Power Assets Holdings Ltd.	1,223,099	7,770
	CK Asset Holdings Ltd.	1,551,746	7,677
[2]	WH Group Ltd.	6,819,599	6,560
	Shenzhou International Group Holdings Ltd.	695,500	6,003
	Hongkong Land Holdings Ltd.	890,400	5,441
	MTR Corp. Ltd.	1,371,737	5,032
	SITC International Holdings Co. Ltd.	1,159,000	4,276
	Henderson Land Development Co. Ltd.	1,168,856	4,112
	Sino Land Co. Ltd.	3,154,780	3,919
	Wharf Real Estate Investment Co. Ltd.	1,356,851	3,862
	CK Infrastructure Holdings Ltd.	551,834	3,589
	Swire Pacific Ltd. Class A	399,288	3,298
	Chow Tai Fook Jewellery Group Ltd.	1,515,800	2,967
[2]	Samsonite Group SA	1,170,443	2,447
	PCCW Ltd.	3,399,793	2,429
	Swire Properties Ltd.	850,298	2,316
	Orient Overseas International Ltd.	112,571	1,948
	Hang Lung Properties Ltd.	1,543,000	1,718
	Xinyi Glass Holdings Ltd.	1,400,541	1,638
	First Pacific Co. Ltd.	1,994,000	1,610
[2]	BOC Aviation Ltd.	179,335	1,572
	Johnson Electric Holdings Ltd.	316,500	1,485
[1,2]	Budweiser Brewing Co. APAC Ltd.	1,438,672	1,459
	MGM China Holdings Ltd.	684,000	1,310
	Yue Yuen Industrial Holdings Ltd.	695,900	1,276
	Bank of East Asia Ltd.	739,380	1,273
	Hang Lung Group Ltd.	645,000	1,227
	Kerry Properties Ltd.	482,000	1,215
	Cathay Pacific Airways Ltd.	808,000	1,150
	VTech Holdings Ltd.	135,500	1,105
	Hysan Development Co. Ltd.	478,000	990
	DFI Retail Group Holdings Ltd. (Registered)	260,200	913
	CTF Services Ltd.	765,020	827
	Man Wah Holdings Ltd.	1,271,371	776
	Dah Sing Banking Group Ltd.	256,800	364
	KLN Logistics Group Ltd.	234,251	217
	Swire Pacific Ltd. Class B	122,500	182
			260,514
Hungary (0.2%)
	OTP Bank Nyrt	203,317	19,408
	Richter Gedeon Nyrt	122,237	3,765
	MOL Hungarian Oil & Gas plc	386,982	3,404
	Magyar Telekom Telecommunications plc	236,042	1,237
			27,814
Iceland (0.0%)
[2]	Arion Banki HF	1,142,001	1,599
	Islandsbanki HF	1,607,416	1,554
	Eimskipafelag Islands HF	83,293	204
			3,357
India (1.2%)
	HCL Technologies Ltd.	925,705	16,062
	NTPC Ltd.	4,164,962	15,798
	Power Grid Corp. of India Ltd.	3,970,932	12,884
	ITC Ltd.	2,644,623	12,518

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Oil & Natural Gas Corp. Ltd.	3,403,750	9,795
	Tech Mahindra Ltd.	547,561	8,777
	Coal India Ltd.	2,001,628	8,756
	Vedanta Ltd.	1,426,290	7,918
	Hero MotoCorp Ltd.	114,634	7,156
	Bharat Petroleum Corp. Ltd. (XNSE)	1,730,325	6,942
	Indian Oil Corp. Ltd.	3,276,506	6,114
	Bajaj Auto Ltd.	58,312	5,838
	Power Finance Corp. Ltd.	1,279,862	5,811
	GAIL India Ltd.	2,348,186	4,831
	REC Ltd.	1,091,315	4,605
	Hindustan Petroleum Corp. Ltd.	837,120	4,478
	Bank of Baroda	900,394	2,822
	NMDC Ltd.	3,014,850	2,572
	Canara Bank	1,587,575	2,448
	Oil India Ltd.	477,375	2,331
	Union Bank of India Ltd.	1,334,797	2,235
	Petronet LNG Ltd.	653,470	2,069
	National Aluminium Co. Ltd.	783,616	2,063
	Hindustan Zinc Ltd.	370,974	1,990
	Oracle Financial Services Software Ltd.	20,350	1,950
[2]	Nippon Life India Asset Management Ltd.	151,389	1,491
	Bank of India	772,211	1,216
	Castrol India Ltd.	420,919	924
	Sun TV Network Ltd.	76,733	486
			162,880
Indonesia (0.5%)
	Bank Central Asia Tbk PT	43,176,167	22,106
	Bank Rakyat Indonesia Persero Tbk PT	58,159,159	13,913
	Bank Mandiri Persero Tbk PT	38,276,761	10,844
	Telkom Indonesia Persero Tbk PT	38,184,010	7,386
	Astra International Tbk PT	17,716,916	6,551
	Bank Negara Indonesia Persero Tbk PT	10,726,700	2,819
	United Tractors Tbk PT	1,263,204	2,042
	Indofood Sukses Makmur Tbk PT	3,914,600	1,742
	Indofood CBP Sukses Makmur Tbk PT	1,962,285	1,026
	Alamtri Resources Indonesia Tbk PT	8,480,200	960
	Perusahaan Gas Negara Persero Tbk PT	7,680,799	803
	Unilever Indonesia Tbk PT	4,810,454	746
	Trimegah Bangun Persada Tbk PT	7,793,029	586
	Indosat Tbk PT	4,698,900	532
	Sarana Menara Nusantara Tbk PT	15,335,400	502
	Dayamitra Telekomunikasi PT	13,072,900	440
	Semen Indonesia Persero Tbk PT	2,636,337	437
	Bukit Asam Tbk PT	2,770,300	400
	Indocement Tunggal Prakarsa Tbk PT	822,900	309
	Avia Avian Tbk PT	9,496,239	236
			74,380
Ireland (0.2%)
	AIB Group plc	1,874,732	17,278
	Bank of Ireland Group plc	844,447	13,826
			31,104
Israel (0.7%)
	Bank Leumi Le-Israel BM	1,316,988	26,730
	Bank Hapoalim BM	1,160,868	23,545
	Israel Discount Bank Ltd. Class A	1,082,689	10,820
	Mizrahi Tefahot Bank Ltd.	133,055	8,651
	Phoenix Financial Ltd.	199,146	7,667
	Bezeq The Israeli Telecommunication Corp. Ltd.	2,066,630	4,233
	ICL Group Ltd.	632,221	4,141
	Harel Insurance Investments & Financial Services Ltd.	98,387	3,429
	First International Bank of Israel Ltd.	45,836	3,297
	Delek Group Ltd.	8,107	2,131
	Menora Mivtachim Holdings Ltd.	18,264	1,819
	Amot Investments Ltd.	205,471	1,622
	Energix-Renewable Energies Ltd.	237,904	1,099
	Gav-Yam Lands Corp. Ltd.	40,560	506
			99,690

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Italy (3.5%)
	UniCredit SpA	1,369,139	101,380
	Intesa Sanpaolo SpA	13,767,898	88,739
	Enel SpA	6,810,078	68,889
	Generali	849,063	32,686
	Eni SpA	1,715,030	31,624
	Stellantis NV	1,885,389	19,174
	Banco BPM SpA	1,292,140	18,826
	Banca Monte dei Paschi di Siena SpA	1,831,559	16,064
	BPER Banca SpA	1,219,218	14,609
	Terna - Rete Elettrica Nazionale	1,225,512	12,567
	FinecoBank Banca Fineco SpA	534,528	12,230
	Snam SpA	1,792,247	11,054
[2]	Poste Italiane SpA	394,478	9,511
	Unipol Assicurazioni SpA	329,706	7,218
	Tenaris SA	307,714	6,116
	Italgas SpA	538,198	5,647
	A2A SpA	1,406,921	4,099
	Banca Mediolanum SpA	194,453	3,909
[2]	Infrastrutture Wireless Italiane SpA	286,694	3,150
	Hera SpA	697,600	3,131
[2]	Pirelli & C SpA	345,330	2,424
[1]	Mediobanca Banca di Credito Finanziario SpA	101,674	1,943
			474,990
Japan (13.7%)
	Toyota Motor Corp.	9,332,610	190,265
	Mitsubishi UFJ Financial Group Inc.	9,759,700	147,423
	Sumitomo Mitsui Financial Group Inc.	3,243,962	87,826
	Mizuho Financial Group Inc.	2,143,663	71,803
	Mitsubishi Corp.	2,951,600	70,876
	ITOCHU Corp.	1,117,584	64,734
	Tokio Marine Holdings Inc.	1,617,490	60,321
	Mitsui & Co. Ltd.	2,222,224	54,648
	KDDI Corp.	2,426,630	38,681
	Takeda Pharmaceutical Co. Ltd.	1,387,159	37,436
	Softbank Corp.	24,858,920	35,324
	Honda Motor Co. Ltd.	3,433,900	34,707
	Japan Tobacco Inc.	960,000	33,440
	Marubeni Corp.	1,289,500	31,691
	Komatsu Ltd.	800,820	26,788
	Sumitomo Corp.	893,438	25,991
	NTT Inc.	24,137,400	24,844
	ORIX Corp.	998,000	24,413
	Sumitomo Electric Industries Ltd.	661,100	24,102
	Sompo Holdings Inc.	772,155	23,532
	MS&AD Insurance Group Holdings Inc.	1,089,600	22,462
	Denso Corp.	1,591,484	22,236
	Canon Inc.	760,192	21,831
	Dai-ichi Life Holdings Inc.	3,062,500	21,496
	Bridgestone Corp.	486,330	21,231
	Toyota Tsusho Corp.	603,390	18,443
	Nomura Holdings Inc.	2,558,814	18,260
	Nippon Steel Corp.	4,371,300	18,019
	Japan Post Bank Co. Ltd.	1,565,411	17,541
	Daiwa House Industry Co. Ltd.	502,400	17,045
	Astellas Pharma Inc.	1,569,900	16,433
	Sumitomo Mitsui Trust Group Inc.	560,978	15,408
	Inpex Corp.	783,000	14,448
	ENEOS Holdings Inc.	2,286,451	14,425
	Japan Post Holdings Co. Ltd.	1,508,945	14,140
	Kansai Electric Power Co. Inc.	850,500	13,268
	Nippon Yusen KK	361,900	12,498
	Kajima Corp.	362,300	11,680
	Sekisui House Ltd.	522,724	11,215
	SBI Holdings Inc.	242,400	10,832
	Subaru Corp.	503,409	10,709
	Kirin Holdings Co. Ltd.	696,460	9,794
	Obayashi Corp.	574,400	9,717
	Daiwa Securities Group Inc.	1,166,614	8,978

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Chubu Electric Power Co. Inc.	640,600	8,908
	T&D Holdings Inc.	413,500	8,880
	Mitsui OSK Lines Ltd.	283,310	8,418
	Asahi Kasei Corp.	1,094,863	8,389
	Aisin Corp.	455,100	8,178
	Sumitomo Metal Mining Co. Ltd.	217,732	7,123
	Eisai Co. Ltd.	234,900	6,977
	Yokohama Financial Group Inc.	932,100	6,771
	Niterra Co. Ltd.	164,400	6,744
	Mitsubishi Chemical Group Corp.	1,193,933	6,237
	JFE Holdings Inc.	531,600	6,092
	Shimizu Corp.	437,600	5,874
	Sekisui Chemical Co. Ltd.	336,200	5,824
	Isuzu Motors Ltd.	473,100	5,805
	Yamaha Motor Co. Ltd.	801,251	5,773
	Chiba Bank Ltd.	573,400	5,595
	Mitsubishi HC Capital Inc. (XTKS)	705,320	5,518
	Shizuoka Financial Group Inc.	402,900	5,426
	AGC Inc.	169,456	5,294
	Mebuki Financial Group Inc.	780,300	4,869
	Mitsui Kinzoku Co. Ltd.	46,800	4,767
	Sojitz Corp.	179,400	4,760
	Idemitsu Kosan Co. Ltd.	683,274	4,751
	Daito Trust Construction Co. Ltd.	250,625	4,686
	Kawasaki Kisen Kaisha Ltd.	317,800	4,553
	Fukuoka Financial Group Inc.	156,200	4,539
	Sumitomo Forestry Co. Ltd.	428,858	4,461
	Hulic Co. Ltd.	420,186	4,341
*	Nissan Motor Co. Ltd.	1,886,095	4,311
	Nippon Express Holdings Inc.	200,800	4,272
	Ono Pharmaceutical Co. Ltd.	343,515	4,192
	Tokyu Fudosan Holdings Corp.	500,400	4,033
	Japan Post Insurance Co. Ltd.	155,100	4,011
	Kyushu Electric Power Co. Inc.	398,500	3,911
	NGK Insulators Ltd.	230,500	3,889
	Sumitomo Chemical Co. Ltd.	1,296,841	3,814
	Nissan Chemical Corp.	112,500	3,801
	Mitsui Chemicals Inc.	155,000	3,659
	Mazda Motor Corp.	523,748	3,609
	Haseko Corp.	222,086	3,586
	Dentsu Group Inc.	180,572	3,576
	Tosoh Corp.	249,800	3,562
	Kobe Steel Ltd.	296,700	3,492
	Oji Holdings Corp.	691,000	3,486
	Brother Industries Ltd.	204,300	3,477
	Amada Co. Ltd.	274,900	3,278
	Kyushu Railway Co.	128,500	3,259
	Iyogin Holdings Inc.	203,100	3,174
	Taiyo Yuden Co. Ltd.	110,534	3,139
	Tokyo Tatemono Co. Ltd.	166,200	3,103
	Seiko Epson Corp.	242,755	3,076
	Nikon Corp.	256,500	2,991
	Kuraray Co. Ltd.	271,500	2,942
	Open House Group Co. Ltd.	60,900	2,931
	Tohoku Electric Power Co. Inc.	417,580	2,857
	Toyo Tire Corp.	103,700	2,834
	Sumitomo Heavy Industries Ltd.	103,900	2,778
	Electric Power Development Co. Ltd.	145,700	2,769
	Sankyo Co. Ltd.	158,500	2,750
	Marui Group Co. Ltd.	142,000	2,723
	Lixil Corp.	245,116	2,717
	Mitsubishi Gas Chemical Co. Inc.	146,328	2,707
	Nomura Real Estate Holdings Inc.	468,200	2,674
	COMSYS Holdings Corp.	106,000	2,673
	Hitachi Construction Machinery Co. Ltd.	81,100	2,640
	Persol Holdings Co. Ltd.	1,580,100	2,621
	THK Co. Ltd.	96,800	2,578
	NHK Spring Co. Ltd.	133,500	2,503
	Kamigumi Co. Ltd.	82,100	2,465
	Tsuruha Holdings Inc.	141,800	2,462

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Zenkoku Hosho Co. Ltd.	116,200	2,388
Toyo Seikan Group Holdings Ltd.	105,400	2,366
Japan Airlines Co. Ltd.	130,300	2,347
EXEO Group Inc.	160,400	2,313
Mitsubishi Materials Corp.	117,500	2,262
Cosmo Energy Holdings Co. Ltd.	98,080	2,240
Credit Saison Co. Ltd.	91,900	2,239
Air Water Inc.	157,900	2,205
Hirogin Holdings Inc.	236,000	2,205
Alfresa Holdings Corp.	150,200	2,122
Iida Group Holdings Co. Ltd.	136,036	2,083
Nippon Electric Glass Co. Ltd.	60,900	2,050
Fujitec Co. Ltd.	55,700	2,044
NSK Ltd.	382,947	1,930
Sankyu Inc.	37,700	1,925
Ulvac Inc.	42,200	1,914
JGC Holdings Corp.	188,800	1,910
Nagase & Co. Ltd.	85,300	1,863
Chugin Financial Group Inc.	133,100	1,856
Sumitomo Rubber Industries Ltd.	158,200	1,853
Alps Alpine Co. Ltd.	146,900	1,850
Yamato Kogyo Co. Ltd.	29,000	1,828
Daicel Corp.	211,843	1,823
DMG Mori Co. Ltd.	117,400	1,821
JTEKT Corp.	181,300	1,814
DIC Corp.	76,000	1,788
Yamaguchi Financial Group Inc.	154,400	1,769
INFRONEER Holdings Inc.	160,000	1,714
Macnica Holdings Inc.	117,900	1,679
Kokuyo Co. Ltd.	286,500	1,644
Canon Marketing Japan Inc.	38,300	1,595
Amano Corp.	52,900	1,404
Yamada Holdings Co. Ltd.	459,700	1,382
Zeon Corp.	134,400	1,379
Mabuchi Motor Co. Ltd.	77,100	1,362
Tokyo Century Corp.	115,191	1,359
Casio Computer Co. Ltd.	172,400	1,352
Tsumura & Co.	57,700	1,338
Mitsubishi Motors Corp.	540,100	1,316
Morinaga Milk Industry Co. Ltd.	60,200	1,299
Nippon Shokubai Co. Ltd.	111,700	1,294
UBE Corp.	87,566	1,287
Toyoda Gosei Co. Ltd.	55,200	1,278
Maruichi Steel Tube Ltd.	148,000	1,251
Shikoku Electric Power Co. Inc.	139,900	1,249
K's Holdings Corp.	125,100	1,240
Fuyo General Lease Co. Ltd.	47,300	1,237
Seino Holdings Co. Ltd.	87,300	1,234
Aozora Bank Ltd.	85,635	1,226
Nippon Kayaku Co. Ltd.	131,300	1,201
Nihon M&A Center Holdings Inc.	250,300	1,179
Toda Corp.	174,700	1,177
Daido Steel Co. Ltd.	119,120	1,127
Sotetsu Holdings Inc.	67,219	1,127
Kaneka Corp.	40,090	1,106
NOK Corp.	62,100	1,103
Tokai Carbon Co. Ltd.	164,534	1,102
Aica Kogyo Co. Ltd.	44,000	1,036
Toyota Boshoku Corp.	61,100	929
Seven Bank Ltd.	505,600	929
Acom Co. Ltd.	320,432	913
OKUMA Corp.	39,700	884
AEON Financial Service Co. Ltd.	84,500	827
Itoham Yonekyu Holdings Inc.	20,760	742
TS Tech Co. Ltd.	56,900	674
Pola Orbis Holdings Inc.	73,133	630
Heiwa Corp.	42,085	547
		1,887,992

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Kuwait (0.2%)
	National Bank of Kuwait SAKP	7,195,463	24,643
	Mobile Telecommunications Co. KSCP	1,931,960	3,339
	Gulf Bank KSCP	1,934,902	2,211
	Burgan Bank SAK	948,906	731
	Agility Public Warehousing Co. KSC	1,364,696	670
			31,594
Malaysia (0.7%)
	Malayan Banking Bhd.	6,628,297	15,621
	Public Bank Bhd.	12,813,400	12,900
	CIMB Group Holdings Bhd.	7,329,200	12,755
	Tenaga Nasional Bhd.	3,949,733	12,514
	Petronas Gas Bhd.	819,332	3,617
	AMMB Holdings Bhd.	2,440,600	3,320
	MISC Bhd.	1,701,744	3,165
	RHB Bank Bhd.	1,792,300	2,898
	CelcomDigi Bhd.	3,328,700	2,862
	Hong Leong Bank Bhd.	523,600	2,569
	YTL Corp. Bhd.	3,928,307	2,433
	Axiata Group Bhd.	3,866,200	2,318
	Maxis Bhd.	2,456,400	2,229
	Petronas Chemicals Group Bhd.	2,390,072	2,223
	Kuala Lumpur Kepong Bhd.	440,100	2,153
	Telekom Malaysia Bhd.	1,056,000	1,840
	IJM Corp. Bhd.	2,912,200	1,721
	Sime Darby Bhd.	3,483,601	1,703
	Petronas Dagangan Bhd.	287,400	1,556
	Genting Bhd.	1,792,300	1,445
	PPB Group Bhd.	514,800	1,369
	Genting Malaysia Bhd.	2,427,400	1,350
	Alliance Bank Malaysia Bhd.	831,147	872
	Hong Leong Financial Group Bhd.	173,300	699
			96,132
Mexico (1.0%)
	Grupo Financiero Banorte SAB de CV Class O	2,532,200	23,832
	Grupo Mexico SAB de CV Series B	2,503,900	21,647
	America Movil SAB de CV Series B	13,791,800	15,730
	Wal-Mart de Mexico SAB de CV	4,484,535	14,826
	Fomento Economico Mexicano SAB de CV	1,537,384	14,503
	Grupo Aeroportuario del Pacifico SAB de CV Class B	358,805	7,479
	Arca Continental SAB de CV	771,200	7,469
	Grupo Aeroportuario del Sureste SAB de CV Class B	139,385	4,216
	Coca-Cola Femsa SAB de CV	464,874	4,000
	Grupo Aeroportuario del Centro Norte SAB de CV	244,000	3,007
	Kimberly-Clark de Mexico SAB de CV Class A	1,409,400	2,728
	Corp. Inmobiliaria Vesta SAB de CV	766,900	2,328
	Gentera SAB de CV	934,800	2,224
	Promotora y Operadora de Infraestructura SAB de CV	155,115	2,009
	Megacable Holdings SAB de CV	673,900	1,928
[2]	Banco del Bajio SA	682,127	1,747
	Regional SAB de CV	218,300	1,625
	Qualitas Controladora SAB de CV	175,600	1,592
	El Puerto de Liverpool SAB de CV Class C1	170,916	833
	Orbia Advance Corp. SAB de CV	756,933	688
	Operadora De Sites Mexicanos SAB de CV Class A-1	664,200	597
*	Alpek SAB de CV	315,500	160
			135,168
Netherlands (1.3%)
	ING Groep NV	2,610,335	65,179
	Koninklijke Ahold Delhaize NV	798,747	32,685
	NN Group NV	226,885	15,527
	Koninklijke KPN NV	3,315,007	15,340
[2]	ABN AMRO Bank NV	450,277	13,454
	ASR Nederland NV	136,884	9,135
	Aegon Ltd.	1,147,728	8,746
	JDE Peet's NV	135,205	4,921
	Randstad NV	94,469	3,702
	Koninklijke Vopak NV	50,778	2,301

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
[2]	CTP NV	110,148	2,297
			173,287
New Zealand (0.1%)
	Contact Energy Ltd.	753,420	4,016
	Meridian Energy Ltd.	1,081,285	3,661
	Spark New Zealand Ltd.	1,521,834	2,134
	Mercury NZ Ltd.	568,685	2,108
	Air New Zealand Ltd.	1,269,430	432
			12,351
Norway (0.6%)
	DNB Bank ASA	712,153	18,178
	Equinor ASA	600,209	14,376
	Mowi ASA	380,272	8,359
	Telenor ASA	549,148	8,167
	Norsk Hydro ASA	1,128,462	7,629
	Aker BP ASA	270,947	7,022
	Orkla ASA	580,679	5,898
	Yara International ASA	143,444	5,226
	Gjensidige Forsikring ASA	159,196	4,284
	Salmar ASA	60,244	3,383
	Var Energi ASA	688,651	2,314
	Aker ASA Class A	17,245	1,340
			86,176
Philippines (0.2%)
	International Container Terminal Services Inc.	953,380	8,599
	Bank of the Philippine Islands	1,661,780	2,976
	Manila Electric Co.	218,950	2,173
	Metropolitan Bank & Trust Co.	1,575,910	1,847
	PLDT Inc.	86,137	1,637
	Universal Robina Corp.	758,334	940
	Globe Telecom Inc.	27,151	681
	DMCI Holdings Inc.	2,920,366	560
	Puregold Price Club Inc.	834,700	540
[2]	Monde Nissin Corp.	3,945,100	452
	Semirara Mining & Power Corp.	738,020	414
	LT Group Inc.	1,643,703	409
	Megaworld Corp.	6,440,000	218
*,3	Metro Pacific Investments Corp.	60	3
			21,449
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	753,405	15,447
	ORLEN SA	511,553	13,865
	Powszechny Zaklad Ubezpieczen SA	499,298	7,984
	Bank Polska Kasa Opieki SA	154,161	7,893
	LPP SA	1,146	5,563
	Santander Bank Polska SA	34,045	4,484
			55,236
Portugal (0.3%)
	EDP SA	2,614,047	12,995
	Galp Energia SGPS SA	363,288	7,299
	Banco Comercial Portugues SA Class R	8,060,950	7,115
	Jeronimo Martins SGPS SA	240,726	6,200
			33,609
Qatar (0.5%)
	Qatar National Bank QPSC	3,813,762	19,397
	Qatar Islamic Bank QPSC	1,590,315	10,721
	Industries Qatar QSC	1,729,079	6,024
	Al Rayan Bank	5,433,066	3,493
	Commercial Bank PSQC	2,912,209	3,314
	Qatar Gas Transport Co. Ltd.	2,400,733	2,915
	Qatar Navigation QSC	832,809	2,544
	Ooredoo QPSC	667,344	2,482
	Qatar International Islamic Bank QSC	758,216	2,321
	Qatar Fuel QSC	516,739	2,129
	Qatar Electricity & Water Co. QSC	428,456	1,810
	Dukhan Bank	1,736,890	1,658
	Mesaieed Petrochemical Holding Co.	4,525,952	1,552

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Barwa Real Estate Co.	1,783,632	1,288
	Qatar Aluminum Manufacturing Co.	2,480,390	1,057
	Vodafone Qatar PQSC	1,390,715	918
			63,623
Romania (0.1%)
	Banca Transilvania SA	819,082	5,190
	OMV Petrom SA	13,510,677	2,887
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	74,436	2,042
	Societatea Nationala Nuclearelectrica SA	42,394	457
	One United Properties SA	33,821	203
			10,779
Russia (0.0%)
*,3	Inter RAO UES PJSC	11,522,470	—
*,3	Sberbank of Russia PJSC	3,446,575	—
*,3	Moscow Exchange MICEX-RTS PJSC	482,108	—
*,3	GMK Norilskiy Nickel PAO	1,145,800	—
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	Alrosa PJSC	840,362	—
*,3	PhosAgro PJSC (MISX)	7,446	—
*,3	United Co. RUSAL International PJSC	796,030	—
*,3	Unipro PJSC	4,903,000	—
*,3	Polyus PJSC	95,490	—
*,3	RusHydro PJSC	41,940,310	—
*,3	Rostelecom PJSC	343,830	—
*,3	Tatneft PJSC	243,415	—
*,3	Novolipetsk Steel PJSC	373,254	—
*,3	Mobile TeleSystems PJSC	18,732	—
*,3	Magnit PJSC	20,521	—
*,3	Novatek PJSC	356,672	—
*,3	Gazprom PJSC	2,023,010	—
*,3	Mosenergo PJSC	1,739,000	—
*,3	Federal Grid Co. - Rosseti PJSC	83,950,000	—
*,3	Lukoil PJSC	76,646	—
*,3	Rosneft Oil Co. PJSC	211,479	—
*,3	Magnitogorsk Iron & Steel Works PJSC	732,540	—
*,3	Sistema AFK PAO	903,430	—
*,3	Severstal PAO PJSC	28,686	—
*,3	PhosAgro PJSC	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—
Saudi Arabia (1.2%)
[2]	Saudi Arabian Oil Co.	5,217,983	36,054
	Saudi National Bank	2,559,930	27,239
	Saudi Telecom Co.	1,656,427	19,954
	Saudi Basic Industries Corp.	792,367	12,897
	Riyad Bank	1,290,619	9,372
	Alinma Bank	1,084,611	7,510
	Saudi Awwal Bank	864,851	7,462
	SABIC Agri-Nutrients Co.	205,675	6,715
	Etihad Etisalat Co.	329,433	5,943
	Banque Saudi Fransi	1,061,236	5,050
	Arab National Bank	768,072	4,968
	Bupa Arabia for Cooperative Insurance Co.	66,690	2,920
	Saudi Electricity Co.	646,650	2,761
	Yanbu National Petrochemical Co.	237,155	2,181
	Jarir Marketing Co.	549,641	2,082
	Saudi Investment Bank	521,913	1,913
	Sahara International Petrochemical Co.	311,845	1,572
	Nahdi Medical Co.	40,848	1,265
	Saudi Industrial Investment Group	286,644	1,241
	Saudi Aramco Base Oil Co.	48,274	1,241
[2]	Arabian Centres Co. Ltd.	206,813	1,208
	Mobile Telecommunications Co. Saudi Arabia	387,039	1,184
	Saudia Dairy & Foodstuff Co.	13,043	1,000
	United Electronics Co.	39,863	943
	Abdullah Al Othaim Markets Co.	426,602	866
*	Power & Water Utility Co. for Jubail & Yanbu	62,386	702
	Saudi Cement Co.	65,275	666

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Qassim Cement Co.	50,118	563
	Arabian Drilling Co.	22,334	527
			167,999
Singapore (1.6%)
	DBS Group Holdings Ltd.	1,769,585	73,265
	Oversea-Chinese Banking Corp. Ltd.	2,847,400	37,248
	United Overseas Bank Ltd.	1,084,945	28,857
	Singapore Telecommunications Ltd.	6,281,288	20,502
	Keppel Ltd.	1,239,612	9,694
	Singapore Exchange Ltd.	714,532	9,271
	Singapore Technologies Engineering Ltd.	1,308,200	8,523
	Singapore Airlines Ltd.	1,223,800	6,230
	Capitaland Investment Ltd.	2,029,300	4,111
	Sembcorp Industries Ltd.	770,700	3,862
	Wilmar International Ltd.	1,499,587	3,604
[1]	Genting Singapore Ltd.	5,207,600	2,919
	Venture Corp. Ltd.	249,664	2,857
	Thai Beverage PCL	6,505,800	2,398
	ComfortDelGro Corp. Ltd.	2,044,800	2,293
	NetLink NBN Trust	2,495,100	1,878
	Jardine Cycle & Carriage Ltd.	45,600	1,139
	Hutchison Port Holdings Trust	4,145,200	871
	SIA Engineering Co. Ltd.	195,600	531
	Olam Group Ltd.	606,400	457
	StarHub Ltd.	455,100	405
			220,915
South Africa (1.4%)
	Gold Fields Ltd.	786,257	30,315
	Anglogold Ashanti plc	442,102	30,312
	FirstRand Ltd.	4,660,857	22,120
	Standard Bank Group Ltd.	1,150,327	16,915
	Anglo American Platinum Ltd.	232,529	14,382
	MTN Group Ltd.	1,433,232	14,319
	Absa Group Ltd.	670,676	7,494
	Sanlam Ltd.	1,408,129	7,389
	Shoprite Holdings Ltd.	409,902	6,856
	Nedbank Group Ltd.	390,713	5,326
	Northam Platinum Holdings Ltd.	312,833	5,225
	Bidvest Group Ltd.	290,818	3,783
*	Sasol Ltd.	561,931	3,516
	Vodacom Group Ltd.	412,683	3,341
	Old Mutual Ltd.	4,105,766	3,211
	OUTsurance Group Ltd.	739,034	3,110
	Tiger Brands Ltd.	148,413	2,808
	Mr Price Group Ltd.	227,402	2,717
	Woolworths Holdings Ltd.	857,466	2,589
	Exxaro Resources Ltd.	206,708	2,105
	Foschini Group Ltd.	278,465	1,478
	Investec Ltd.	183,570	1,382
	Kumba Iron Ore Ltd.	47,786	952
	African Rainbow Minerals Ltd.	91,592	910
	Santam Ltd.	29,813	711
			193,266
South Korea (1.6%)
	KB Financial Group Inc.	313,458	25,589
	Hyundai Motor Co.	112,454	22,804
	Shinhan Financial Group Co. Ltd.	366,086	18,803
	Kia Corp.	211,256	17,720
	POSCO Holdings Inc.	65,338	14,211
	Hana Financial Group Inc.	235,398	14,102
	Woori Financial Group Inc.	595,682	10,604
	KT&G Corp.	90,758	8,541
	Samsung Fire & Marine Insurance Co. Ltd.	26,591	8,230
	Samsung Life Insurance Co. Ltd.	68,845	7,440
	Korea Electric Power Corp.	225,236	6,742
	SK Inc.	31,125	5,405
	HD Hyundai Co. Ltd.	36,298	5,214
	Korea Investment Holdings Co. Ltd.	36,050	4,596
	Hyundai Glovis Co. Ltd.	32,338	4,274

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	LG Corp.	74,673	4,200
[1]	HMM Co. Ltd.	255,799	3,683
	DB Insurance Co. Ltd.	38,197	3,395
	Mirae Asset Securities Co. Ltd.	165,285	3,039
	Samsung Securities Co. Ltd.	54,609	2,956
	Industrial Bank of Korea	216,807	2,938
	Coway Co. Ltd.	46,022	2,878
	Samsung E&A Co. Ltd.	131,831	2,397
	BNK Financial Group Inc.	217,594	2,106
	LG Uplus Corp.	185,209	1,980
	Hankook Tire & Technology Co. Ltd.	60,195	1,954
	Doosan Bobcat Inc.	42,412	1,790
	Hyundai Steel Co.	72,802	1,682
	NH Investment & Securities Co. Ltd.	114,136	1,627
	GS Holdings Corp.	38,483	1,293
	Kangwon Land Inc.	99,937	1,183
	iM Financial Group Co. Ltd.	123,723	1,148
	Kumho Petrochemical Co. Ltd.	12,765	1,038
	Cheil Worldwide Inc.	71,076	1,014
*	Hyundai Marine & Fire Insurance Co. Ltd.	52,619	1,007
	S-1 Corp.	17,441	917
	Misto Holdings Corp.	31,815	821
	Lotte Chemical Corp.	15,748	780
	GS Engineering & Construction Corp.	56,157	735
	Samsung Card Co. Ltd.	20,431	710
	KEPCO Plant Service & Engineering Co. Ltd.	18,802	667
	Korea Gas Corp.	22,266	651
	BGF retail Co. Ltd.	7,172	521
	Dongsuh Cos. Inc.	26,868	509
*	Hanwha Life Insurance Co. Ltd.	225,945	480
	Lotte Corp.	21,968	450
	Hite Jinro Co. Ltd.	34,082	450
	Lotte Shopping Co. Ltd.	9,648	440
*,1	Hanon Systems	132,411	405
	GS Retail Co. Ltd.	27,423	341
			226,460
Spain (4.0%)
	Banco Santander SA	13,025,784	132,735
	Iberdrola SA (XMAD)	5,851,125	118,580
	Banco Bilbao Vizcaya Argentaria SA	4,977,623	100,280
	Industria de Diseno Textil SA	971,468	53,645
	CaixaBank SA	3,152,668	33,323
	Repsol SA	1,017,458	18,670
	Telefonica SA	3,600,155	18,257
	Banco de Sabadell SA	4,580,809	17,173
[2]	Aena SME SA	609,227	16,547
	Endesa SA	276,527	9,913
	Bankinter SA	550,092	8,292
	Redeia Corp. SA	358,755	6,458
	Acciona SA	20,857	4,617
	Mapfre SA	826,165	3,649
	Naturgy Energy Group SA	111,485	3,377
			545,516
Sweden (1.6%)
	Volvo AB Class B	1,380,519	37,819
	Skandinaviska Enskilda Banken AB Class A	1,303,642	24,886
	Telefonaktiebolaget LM Ericsson Class B	2,394,730	24,297
	Swedbank AB Class A	706,790	21,459
	Svenska Handelsbanken AB Class A	1,229,634	16,046
	Essity AB Class B	513,758	14,112
*	Boliden AB	245,445	11,006
[2]	Evolution AB	121,102	8,069
[1]	H & M Hennes & Mauritz AB Class B	426,119	8,048
	Skanska AB Class B	290,808	7,919
	Telia Co. AB	2,001,491	7,879
	Tele2 AB Class B	480,494	7,633
	SKF AB Class B	294,731	7,554
	Securitas AB Class B	416,898	6,141
	Volvo AB Class A	159,288	4,353

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	SSAB AB Class B	498,217	3,085
	Axfood AB	93,273	2,542
	SSAB AB Class A	220,788	1,397
[1]	Svenska Handelsbanken AB Class B	52,738	1,155
	Skandinaviska Enskilda Banken AB Class C	35,202	685
	Sagax AB Class D	86,986	308
			216,393
Switzerland (7.0%)
	Nestle SA (Registered)	2,221,815	212,291
	Novartis AG (Registered)	1,640,069	202,978
	Roche Holding AG	616,410	199,668
	Zurich Insurance Group AG	124,901	86,865
	Swiss Re AG	258,334	47,172
	Holcim AG	427,637	38,018
	Swiss Life Holding AG (Registered)	24,981	27,116
	Partners Group Holding AG	18,860	23,096
*	Amrize Ltd.	437,684	22,648
	SGS SA (Registered)	146,168	16,483
	Swisscom AG (Registered)	22,331	16,358
	Julius Baer Group Ltd.	179,517	12,119
	Baloise Holding AG (Registered)	39,870	9,901
	Swiss Prime Site AG (Registered)	67,415	9,583
	Roche Holding AG (Bearer)	26,540	9,004
	Kuehne & Nagel International AG (Registered)	40,226	7,717
	Helvetia Holding AG (Registered)	30,299	7,445
	PSP Swiss Property AG (Registered)	39,979	6,915
	Swatch Group AG (Bearer)	24,495	5,119
	Adecco Group AG (Registered)	142,355	3,969
	Banque Cantonale Vaudoise (Registered)	23,968	2,783
	DKSH Holding AG	31,125	2,171
			969,419
Taiwan (4.2%)
	Hon Hai Precision Industry Co. Ltd.	10,686,828	88,886
	MediaTek Inc.	1,290,000	54,708
[1]	Quanta Computer Inc.	2,304,000	22,345
	Fubon Financial Holding Co. Ltd.	7,315,223	21,650
	CTBC Financial Holding Co. Ltd.	15,472,120	21,012
	ASE Technology Holding Co. Ltd.	2,572,171	20,579
	Cathay Financial Holding Co. Ltd.	8,192,973	17,003
[1]	United Microelectronics Corp.	10,226,000	15,444
	Chunghwa Telecom Co. Ltd.	3,340,000	14,232
	Mega Financial Holding Co. Ltd.	10,307,741	13,551
	Asustek Computer Inc.	592,268	13,380
	E.Sun Financial Holding Co. Ltd.	13,444,902	12,987
[1]	Wistron Corp.	2,658,656	12,885
	Wiwynn Corp.	90,000	12,692
	TS Financial Holding Co. Ltd.	19,102,261	11,605
	Uni-President Enterprises Corp.	4,315,000	11,024
	Yuanta Financial Holding Co. Ltd.	9,587,592	10,735
	Elite Material Co. Ltd.	240,000	10,545
	Lite-On Technology Corp.	1,698,194	9,852
	SinoPac Financial Holdings Co. Ltd.	11,018,001	9,171
	First Financial Holding Co. Ltd.	9,498,261	8,810
	Chroma ATE Inc.	320,000	8,473
	Hua Nan Financial Holdings Co. Ltd. Class C	8,205,017	7,785
	KGI Financial Holding Co. Ltd.	13,832,392	7,135
	King Yuan Electronics Co. Ltd.	1,012,000	7,096
	Realtek Semiconductor Corp.	422,000	7,047
[1]	Novatek Microelectronics Corp.	500,000	6,371
[1]	Evergreen Marine Corp. Taiwan Ltd.	956,800	6,002
	Largan Precision Co. Ltd.	83,000	5,957
	Far EasTone Telecommunications Co. Ltd.	1,568,000	4,709
	Taiwan Mobile Co. Ltd.	1,245,000	4,431
	Chailease Holding Co. Ltd.	1,310,748	4,381
	Shanghai Commercial & Savings Bank Ltd.	3,296,677	4,244
[1]	Gigabyte Technology Co. Ltd.	468,000	4,243
	TCC Group Holdings Co. Ltd.	5,814,119	4,171
	Pegatron Corp.	1,659,000	3,991
	Compal Electronics Inc.	3,725,000	3,980

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Teco Electric & Machinery Co. Ltd.	1,049,000	3,948
[1]	Globalwafers Co. Ltd.	220,000	3,617
	President Chain Store Corp.	458,000	3,547
[1]	Inventec Corp.	2,294,994	3,406
	Powertech Technology Inc.	600,000	3,352
	Catcher Technology Co. Ltd.	464,672	2,996
[1]	Zhen Ding Technology Holding Ltd.	566,000	2,989
[1]	Vanguard International Semiconductor Corp.	909,712	2,848
	Eva Airways Corp.	2,368,380	2,780
[1]	WPG Holdings Ltd.	1,343,000	2,627
[1]	Acer Inc.	2,567,000	2,501
	Asia Cement Corp.	2,051,000	2,417
	ASE Technology Holding Co. Ltd. ADR	148,022	2,370
[1]	Walsin Lihwa Corp.	2,424,898	2,349
	Chicony Electronics Co. Ltd.	547,370	2,308
	Far Eastern New Century Corp.	2,619,000	2,254
[1]	Eclat Textile Co. Ltd.	162,200	2,156
[1]	Micro-Star International Co. Ltd.	594,000	2,106
[1]	Synnex Technology International Corp.	1,064,000	1,962
	Sino-American Silicon Products Inc.	471,000	1,906
	Pou Chen Corp.	1,997,000	1,900
	Nien Made Enterprise Co. Ltd.	143,000	1,713
	Cheng Shin Rubber Industry Co. Ltd.	1,619,994	1,679
[1]	China Airlines Ltd.	2,549,000	1,652
	Taiwan High Speed Rail Corp.	1,746,000	1,552
	Formosa Petrochemical Corp.	1,046,486	1,522
[1]	Feng TAY Enterprise Co. Ltd.	378,273	1,497
	Ruentex Development Co. Ltd.	1,394,000	1,350
	Capital Securities Corp.	1,407,495	1,117
	Eternal Materials Co. Ltd.	740,000	980
	Far Eastern International Bank	2,260,072	928
	Giant Manufacturing Co. Ltd.	275,361	907
	Taiwan Fertilizer Co. Ltd.	500,000	782
	Transcend Information Inc.	170,000	728
	Taiwan Secom Co. Ltd.	196,000	688
	U-Ming Marine Transport Corp.	363,000	656
[1]	Yulon Motor Co. Ltd.	494,288	527
	China Motor Corp.	202,000	382
[1]	Formosa Sumco Technology Corp.	58,000	187
			578,298
Thailand (0.5%)
	PTT PCL	10,787,100	10,259
	Advanced Info Service PCL	941,204	8,792
	Kasikornbank PCL NVDR	1,125,500	6,487
	SCB X PCL	1,493,900	6,050
	Krung Thai Bank PCL	5,298,900	4,462
	PTT Exploration & Production PCL	1,164,830	3,860
	Siam Cement PCL (Registered)	597,150	3,767
	Central Pattana PCL	2,090,300	3,467
	Kasikornbank PCL	428,100	2,468
[1]	TMBThanachart Bank PCL	35,113,000	2,009
	Charoen Pokphand Foods PCL	2,926,000	1,908
	Bangkok Bank PCL (Registered)	307,000	1,504
	Digital Telecommunications Infrastructure Fund Class F	5,076,700	1,461
[1]	PTT Global Chemical PCL	1,851,200	1,444
	Thai Oil PCL	909,140	1,005
	Banpu PCL (Registered)	6,340,150	989
	PTT Oil & Retail Business PCL	2,153,300	977
	Indorama Ventures PCL	1,555,900	918
	Bangkok Bank PCL NVDR	186,100	912
	Home Product Center PCL	4,124,600	835
	Land & Houses PCL (Registered)	6,801,200	819
	Thai Union Group PCL Class F	1,813,900	735
	Ratch Group PCL	721,250	619
	Osotspa PCL	1,211,400	588
	Electricity Generating PCL	153,800	585
	Thai Life Insurance PCL	1,587,700	505
	Berli Jucker PCL	629,900	356

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Siam City Cement PCL	30,727	135
			67,916
Turkiye (0.2%)
	KOC Holding A/S	975,450	3,972
	Akbank TAS	2,724,078	3,933
[1]	Turkiye Petrol Rafinerileri A/S	799,003	3,751
[1]	Turkcell Iletisim Hizmetleri A/S	1,081,806	2,561
	Haci Omer Sabanci Holding A/S	1,238,017	2,397
*,1	Yapi ve Kredi Bankasi A/S	2,946,423	2,350
[1]	Turkiye Is Bankasi A/S Class C	7,398,942	2,221
[1]	Eregli Demir ve Celik Fabrikalari TAS	3,213,424	2,098
	Turkiye Garanti Bankasi A/S	506,784	1,619
[1]	Enka Insaat ve Sanayi A/S	769,297	1,419
	Ford Otomotiv Sanayi A/S	588,173	1,387
[1]	Tofas Turk Otomobil Fabrikasi A/S	105,314	660
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	505,100	484
	Turkiye Sigorta A/S	1,627,839	478
[2]	Enerjisa Enerji A/S	192,580	377
	Aksa Akrilik Kimya Sanayii A/S	1,136,688	335
[1]	Dogus Otomotiv Servis ve Ticaret A/S	73,153	314
	Turk Traktor ve Ziraat Makineleri A/S	22,680	295
	Nuh Cimento Sanayi A/S	46,018	267
*	Aksa Enerji Uretim A/S	208,937	258
	Aygaz A/S	49,314	231
	Anadolu Hayat Emeklilik A/S	46,579	114
	Akcansa Cimento A/S	26,388	84
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	266,899	56
			31,661
United Arab Emirates (0.9%)
	Emaar Properties PJSC	5,466,919	21,155
	First Abu Dhabi Bank PJSC	3,886,338	18,448
	Emirates Telecommunications Group Co. PJSC	3,057,927	16,145
	Emirates NBD Bank PJSC	1,586,031	12,136
	Abu Dhabi Commercial Bank PJSC	2,560,242	10,045
	Abu Dhabi Islamic Bank PJSC	1,276,633	7,336
	Dubai Islamic Bank PJSC	2,529,248	6,543
	Dubai Electricity & Water Authority PJSC	7,798,690	5,900
	ADNOC Drilling Co. PJSC	2,302,954	3,499
	Emaar Development PJSC	722,740	2,936
	Salik Co. PJSC	1,617,056	2,632
	Abu Dhabi National Oil Co. for Distribution PJSC	2,500,508	2,444
	ADNOC Logistics & Services	1,432,217	2,237
	Air Arabia PJSC	1,985,080	2,106
	Borouge plc	2,572,154	1,759
	Dubai Investments PJSC	1,786,505	1,615
	Americana Restaurants International plc - Foreign Co. (XADS)	2,478,744	1,411
	NMDC Group PJSC	190,825	1,242
	Parkin Co. PJSC	635,069	958
	Fertiglobe plc	1,060,347	722
	Emirates Central Cooling Systems Corp.	1,661,886	715
			121,984
United Kingdom (11.2%)
	HSBC Holdings plc	15,271,600	213,794
	Shell plc (XLON)	5,156,470	193,313
	Unilever plc (XLON)	2,114,265	126,865
	British American Tobacco plc	1,760,069	90,143
	GSK plc	3,553,918	83,209
	BP plc	14,013,711	82,104
	Barclays plc	12,384,991	66,428
	Rio Tinto plc	907,771	65,441
	National Grid plc	4,345,600	65,158
	Lloyds Banking Group plc	52,838,550	61,953
	NatWest Group plc	7,091,533	54,594
	Reckitt Benckiser Group plc	598,789	45,801
*	Glencore plc	9,407,802	45,069
	Diageo plc	1,954,707	44,962
	Tesco plc	5,613,021	33,873
	Imperial Brands plc	670,187	26,629
	SSE plc	971,308	24,470

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Aviva plc	2,663,348	23,409
	Vodafone Group plc	16,576,894	20,068
	Legal & General Group plc	4,946,534	15,458
	BT Group plc	4,930,918	12,034
	Centrica plc	4,289,701	10,110
	Admiral Group plc	219,720	9,461
	United Utilities Group plc	599,616	9,460
	Severn Trent plc	231,276	8,454
	Coca-Cola HBC AG	177,588	8,059
	Associated British Foods plc	256,323	7,735
	M&G plc	2,059,494	7,130
	J Sainsbury plc	1,503,583	6,751
	Endeavour Mining plc	165,504	6,698
	Kingfisher plc	1,526,842	6,192
	ICG plc	236,554	6,009
	Barratt Redrow plc	1,187,969	5,879
	Whitbread plc	154,257	5,873
	Phoenix Group Holdings plc	652,885	5,784
[1]	DCC plc	86,054	5,669
*,1	Metlen Energy & Metals plc	93,983	4,783
	Fresnillo plc	162,608	4,755
	Croda International plc	122,873	4,664
	Persimmon plc	274,646	4,365
	Berkeley Group Holdings plc	82,117	4,350
	Taylor Wimpey plc	3,140,097	4,344
	Mondi plc	376,212	4,205
	WPP plc	950,931	3,593
	Schroders plc	646,552	3,226
[2]	Airtel Africa plc	599,500	2,180
*,3	Evraz plc	193,110	—
			1,544,504
Total Common Stocks (Cost $10,571,642)			13,575,668
Preferred Stocks (0.8%)
	Itau Unibanco Holding SA Preference Shares	4,259,647	31,227
	Petroleo Brasileiro SA - Petrobras Preference Shares	3,243,397	17,935
	Itausa SA Preference Shares	4,961,580	10,744
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	123,593	6,013
	Bayerische Motoren Werke AG Preference Shares	62,827	5,443
	Volkswagen AG Preference Shares	51,166	5,328
	Banco Bradesco SA Preference Shares	1,365,013	4,608
	Hyundai Motor Co. Preference Shares (XKRX)	29,317	4,517
	Gerdau SA Preference Shares	1,138,670	4,009
	Hyundai Motor Co. Preference Shares	23,455	3,565
	Cia Energetica de Minas Gerais Preference Shares	1,391,702	2,934
	Centrais Eletricas Brasileiras SA Preference Shares Class B	249,300	2,752
	Cia Paranaense de Energia - Copel Preference Shares Class B	1,021,200	2,642
	Embotelladora Andina SA Preference Shares Class B	355,092	1,597
	Metalurgica Gerdau SA Preference Shares	550,900	1,136
	Isa Energia Brasil SA Preference Shares	238,292	1,112
	Grupo De Inversiones Suramericana SA Preference Shares	88,365	938
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	3,852	913
	Hanwha Corp. Preference Shares	17,488	492
	Amorepacific Corp. (XKRX) Preference Shares	8,189	236
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	24,793	189
*,3	Transneft PJSC Preference Shares	52,700	—
*,3	Tatneft PJSC Preference Shares	51,803	—
*,3	Surgutneftegas PAO Preference Shares	2,513,070	—
Total Preferred Stocks (Cost $91,843)			108,330

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 4.141% (Cost $87,792)	878,028	87,803
Total Investments (99.9%) (Cost $10,751,277)			13,771,801
Other Assets and Liabilities—Net (0.1%)			9,241
Net Assets (100%)			13,781,042
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,406.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $179,546, representing 1.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $69,911 was received for securities on loan, of which $68,803 is held in Vanguard Market Liquidity Fund and $1,108 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE 100 Index	December 2025	117	14,980	593
MSCI EAFE Index	December 2025	362	50,809	336
MSCI Emerging Markets Index	December 2025	150	10,557	462
S&P TSX 60 Index	December 2025	48	12,194	224
				1,615

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/17/2025	AUD	14,653	USD	9,693	—	(101)
UBS AG	12/17/2025	CAD	2,670	USD	1,938	—	(30)
State Street Bank & Trust Co.	12/17/2025	GBP	6,568	USD	8,881	—	(253)
Royal Bank of Canada	12/17/2025	INR	468,352	USD	5,282	—	(20)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	11,727	AUD	17,758	102	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	3,213	BRL	17,877	—	(73)
UBS AG	12/17/2025	USD	12,758	CHF	10,038	213	—
State Street Bank & Trust Co.	12/17/2025	USD	6,650	EUR	5,630	143	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	301	GBP	222	10	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	4,379	HKD	34,016	—	(1)
State Street Bank & Trust Co.	12/17/2025	USD	13,598	JPY	2,017,164	445	—
Royal Bank of Canada	12/17/2025	USD	9,065	JPY	1,344,776	296	—
Toronto-Dominion Bank	12/17/2025	USD	2,510	JPY	365,250	128	—
BNP Paribas	12/17/2025	USD	1,670	KRW	2,307,158	53	—

International High Dividend Yield Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	12/17/2025	USD	152	SEK	1,420	2	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	1,124	TWD	33,615	31	—
						1,423	(478)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,663,485)	13,683,998
Affiliated Issuers (Cost $87,792)	87,803
Total Investments in Securities	13,771,801
Investment in Vanguard	328
Cash	1,108
Cash Collateral Pledged—Futures Contracts	3,401
Foreign Currency, at Value (Cost $19,453)	18,791
Receivables for Investment Securities Sold	1,099
Receivables for Accrued Income	63,109
Receivables for Capital Shares Issued	1,165
Unrealized Appreciation—Forward Currency Contracts	1,423
Total Assets	13,862,225
Liabilities
Due to Custodian	1,107
Payables for Investment Securities Purchased	28
Collateral for Securities on Loan	69,911
Payables for Capital Shares Redeemed	440
Payables to Vanguard	1,337
Variation Margin Payable—Futures Contracts	196
Unrealized Depreciation—Forward Currency Contracts	478
Deferred Foreign Capital Gains Taxes	7,686
Total Liabilities	81,183
Net Assets	13,781,042
1 Includes $64,406 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	10,907,654
Total Distributable Earnings (Loss)	2,873,388
Net Assets	13,781,042

ETF Shares—Net Assets
Applicable to 153,388,816 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,053,660
Net Asset Value Per Share—ETF Shares	$85.10

Admiral™ Shares—Net Assets
Applicable to 17,627,946 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	727,382
Net Asset Value Per Share—Admiral Shares	$41.26

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	457,180
Interest[2]	722
Securities Lending—Net	1,925
Total Income	459,827
Expenses
The Vanguard Group—Note B
Investment Advisory Services	684
Management and Administrative—ETF Shares	14,684
Management and Administrative—Admiral Shares	897
Marketing and Distribution—ETF Shares	329
Marketing and Distribution—Admiral Shares	24
Custodian Fees	1,614
Auditing Fees	43
Shareholders’ Reports and Proxy Fees—ETF Shares	510
Shareholders’ Reports and Proxy Fees—Admiral Shares	7
Trustees’ Fees and Expenses	6
Other Expenses	212
Total Expenses	19,010
Net Investment Income	440,817
Realized Net Gain (Loss)
Investment Securities Sold[2]	65,810
Futures Contracts	9,934
Forward Currency Contracts	(670)
Foreign Currencies	(78)
Realized Net Gain (Loss)	74,996
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	1,965,612
Futures Contracts	2,399
Forward Currency Contracts	188
Foreign Currencies	1,334
Change in Unrealized Appreciation (Depreciation)	1,969,533
Net Increase (Decrease) in Net Assets Resulting from Operations	2,485,346
1	Dividends are net of foreign withholding taxes of $44,061.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $474, ($11), and $7, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,455).

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	440,817	350,898
Realized Net Gain (Loss)	74,996	(50,126)
Change in Unrealized Appreciation (Depreciation)	1,969,533	1,252,021
Net Increase (Decrease) in Net Assets Resulting from Operations	2,485,346	1,552,793
Distributions
ETF Shares	(429,193)	(341,250)
Admiral Shares	(25,410)	(22,484)
Total Distributions	(454,603)	(363,734)
Capital Share Transactions
ETF Shares	3,248,021	606,454
Admiral Shares	120,349	(9,257)
Net Increase (Decrease) from Capital Share Transactions	3,368,370	597,197
Total Increase (Decrease)	5,399,113	1,786,256
Net Assets
Beginning of Period	8,381,929	6,595,673
End of Period	13,781,042	8,381,929

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$70.42	$59.80	$54.67	$67.77	$50.47
Investment Operations
Net Investment Income[1]	3.238	3.064	2.908	3.259	2.824
Net Realized and Unrealized Gain (Loss) on Investments[2]	14.783	10.742	5.072	(13.260)	16.986
Total from Investment Operations	18.021	13.806	7.980	(10.001)	19.810
Distributions
Dividends from Net Investment Income	(3.341)	(3.186)	(2.850)	(3.099)	(2.510)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.341)	(3.186)	(2.850)	(3.099)	(2.510)
Net Asset Value, End of Period	$85.10	$70.42	$59.80	$54.67	$67.77
Total Return	26.33%	23.39%	14.53%	-15.16%	39.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,054	$7,887	$6,167	$4,198	$3,061
Ratio of Total Expenses to Average Net Assets	0.18%	0.22%[3]	0.22%[3]	0.22%[3]	0.22%
Ratio of Net Investment Income to Average Net Assets	4.21%	4.48%	4.68%	5.24%	4.29%
Portfolio Turnover Rate[4]	9%	11%	8%	16%	18%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, and $.00.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$34.15	$28.99	$26.51	$32.85	$24.45
Investment Operations
Net Investment Income[1]	1.565	1.479	1.390	1.559	1.329
Net Realized and Unrealized Gain (Loss) on Investments	7.164	5.225	2.470	(6.398)	8.286
Total from Investment Operations	8.729	6.704	3.860	(4.839)	9.615
Distributions
Dividends from Net Investment Income	(1.619)	(1.544)	(1.380)	(1.501)	(1.215)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.619)	(1.544)	(1.380)	(1.501)	(1.215)
Net Asset Value, End of Period	$41.26	$34.15	$28.99	$26.51	$32.85
Total Return[2]	26.30%	23.44%	14.47%	-15.11%	39.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$727	$495	$429	$420	$395
Ratio of Total Expenses to Average Net Assets	0.18%	0.22%[3]	0.22%[3]	0.22%[3]	0.22%
Ratio of Net Investment Income to Average Net Assets	4.20%	4.47%	4.62%	5.15%	4.19%
Portfolio Turnover Rate[4]	9%	11%	8%	16%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard International High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

International High Dividend Yield Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $328,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

International High Dividend Yield Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,403,068	27,305	—	1,430,373
Common Stocks—Other	11,570	12,133,722	3	12,145,295
Preferred Stocks	80,037	28,293	—	108,330
Temporary Cash Investments	87,803	—	—	87,803
Total	1,582,478	12,189,320	3	13,771,801
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,615	—	—	1,615
Forward Currency Contracts	—	1,423	—	1,423
Total	1,615	1,423	—	3,038
Liabilities
Forward Currency Contracts	—	(478)	—	(478)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,615	—	1,615
Unrealized Appreciation—Forward Currency Contracts	—	1,423	1,423
Total Assets	1,615	1,423	3,038

Unrealized Depreciation—Forward Currency Contracts	—	(478)	(478)
Total Liabilities	—	(478)	(478)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	9,934	—	9,934
Forward Currency Contracts	—	(670)	(670)
Realized Net Gain (Loss) on Derivatives	9,934	(670)	9,264
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,399	—	2,399
Forward Currency Contracts	—	188	188
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,399	188	2,587
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

International High Dividend Yield Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	89,955
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,941,887
Capital Loss Carryforwards	(157,623)
Qualified Late-Year Losses	—
Other Temporary Differences	(831)
Total	2,873,388
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	454,603	363,734
Long-Term Capital Gains	—	—
Total	454,603	363,734
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,822,450
Gross Unrealized Appreciation	3,373,206
Gross Unrealized Depreciation	(423,826)
Net Unrealized Appreciation (Depreciation)	2,949,380
F.	During the year ended October 31, 2025, the fund purchased $1,748,625,000 of investment securities and sold $919,099,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,489,748,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	3,248,021	41,395	642,034	9,363
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(35,580)	(500)
Net Increase (Decrease)—ETF Shares	3,248,021	41,395	606,454	8,863
Admiral Shares
Issued[1]	187,243	4,965	56,267	1,710
Issued in Lieu of Cash Distributions	14,978	409	12,882	392
Redeemed[2]	(81,872)	(2,239)	(78,406)	(2,403)
Net Increase (Decrease)—Admiral Shares	120,349	3,135	(9,257)	(301)
1	Includes purchase fees for fiscal 2025 and 2024 of $467 and $142, respectively (fund totals).
2	Net of redemption fees for fiscal 2025 and 2024 of $174 and $138, respectively (fund totals).
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

International High Dividend Yield Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2025, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund (two of the funds constituting Vanguard Whitehall Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11)for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
International Dividend Appreciation Index Fund	137,810
International High Dividend Yield Index Fund	287,573
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
International Dividend Appreciation Index Fund	175
International High Dividend Yield Index Fund	264
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
International Dividend Appreciation Index Fund	210,693	19,023
International High Dividend Yield Index Fund	501,078	37,743

Q20150 122025

Financial Statements
For the year ended October 31, 2025
Vanguard International Dividend Growth Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	10
Tax information	11

International Dividend Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (98.0%)
Belgium (2.5%)
KBC Group NV ADR	50,831	3,074
Canada (7.1%)
Intact Financial Corp.	22,420	4,182
Canadian National Railway Co.	34,372	3,296
Sun Life Financial Inc.	19,463	1,184
		8,662
Finland (4.6%)
Kone OYJ Class B	54,819	3,663
Sampo OYJ Class A (XHEL)	178,366	1,988
		5,651
France (7.8%)
Schneider Electric SE	15,380	4,382
Vinci SA	12,527	1,675
Capgemini SE	8,420	1,295
LVMH Moet Hennessy Louis Vuitton SE	1,703	1,204
AXA SA	20,827	904
		9,460
Germany (6.6%)
Merck KGaA	24,748	3,242
Symrise AG	35,127	2,905
SAP SE	7,387	1,921
		8,068
Hong Kong (2.7%)
AIA Group Ltd.	331,056	3,221
Japan (17.5%)
Hoya Corp.	30,881	5,016
Keyence Corp.	9,484	3,520
Chugai Pharmaceutical Co. Ltd.	70,310	3,218
Kao Corp.	69,221	2,929
Sony Group Corp.	98,350	2,739
KDDI Corp.	133,070	2,121
Pan Pacific International Holdings Corp.	283,110	1,684
		21,227
Netherlands (4.6%)
ASML Holding NV	4,031	4,262
Heineken NV	16,566	1,283
		5,545
Spain (4.6%)
Iberdrola SA (XMAD)	138,721	2,811
Industria de Diseno Textil SA	50,734	2,802
		5,613
Sweden (4.8%)
Assa Abloy AB Class B	95,485	3,598
Atlas Copco AB Class A	132,758	2,225
		5,823
Switzerland (10.0%)
Chocoladefabriken Lindt & Spruengli AG	180	2,767
Sika AG (Registered)	13,947	2,733
Roche Holding AG	7,655	2,480
Novartis AG (Registered)	19,085	2,362
Nestle SA (Registered)	18,418	1,760
		12,102
1

International Dividend Growth Fund
		Shares	Market Value• ($000)
United Kingdom (22.4%)
	Experian plc	76,596	3,573
	Unilever plc	56,798	3,439
	Compass Group plc	102,768	3,402
	AstraZeneca plc	18,914	3,120
	BAE Systems plc	116,510	2,870
	Reckitt Benckiser Group plc	28,533	2,182
	RELX plc	40,486	1,789
	London Stock Exchange Group plc	13,391	1,669
	Prudential plc (XLON)	117,764	1,638
	Shell plc (XLON)	35,091	1,316
	Diageo plc	50,377	1,159
	Smith & Nephew plc	58,881	1,087
			27,244
United States (2.8%)
	Linde plc	7,992	3,343
Total Common Stocks (Cost $107,577)			119,033
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[1]	Vanguard Market Liquidity Fund, 4.141% (Cost $2,002)	20,024	2,002
Total Investments (99.6%) (Cost $109,579)			121,035
Other Assets and Liabilities—Net (0.4%)			484
Net Assets (100%)			121,519
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

International Dividend Growth Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $107,577)	119,033
Affiliated Issuers (Cost $2,002)	2,002
Total Investments in Securities	121,035
Investment in Vanguard	3
Cash	1
Foreign Currency, at Value (Cost $66)	65
Receivables for Accrued Income	435
Receivables for Capital Shares Issued	108
Total Assets	121,647
Liabilities
Payables for Investment Securities Purchased	9
Payables to Investment Advisor	69
Payables for Capital Shares Redeemed	29
Payables to Vanguard	21
Total Liabilities	128
Net Assets	121,519
At October 31, 2025, net assets consisted of:

Paid-in Capital	109,754
Total Distributable Earnings (Loss)	11,765
Net Assets	121,519

Net Assets
Applicable to 10,481,778 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	121,519
Net Asset Value Per Share	$11.59

See accompanying Notes, which are an integral part of the Financial Statements.
3

International Dividend Growth Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	2,250
Non-Cash Dividends	258
Interest[2]	124
Total Income	2,632
Expenses
Investment Advisory Fees—Note B
Basic Fee	268
Performance Adjustment	(21)
The Vanguard Group—Note C
Management and Administrative	242
Marketing and Distribution	5
Custodian Fees	25
Auditing Fees	43
Shareholders’ Reports and Proxy Fees	22
Trustees’ Fees and Expenses	—
Other Expenses	22
Total Expenses	606
Fees Waived/Expenses Reimbursed—Note D	(20)
Net Expenses	586
Net Investment Income	2,046
Realized Net Gain (Loss)
Investment Securities Sold[2]	(1,417)
Foreign Currencies	15
Realized Net Gain (Loss)	(1,402)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	6,074
Foreign Currencies	11
Change in Unrealized Appreciation (Depreciation)	6,085
Net Increase (Decrease) in Net Assets Resulting from Operations	6,729
1	Dividends are net of foreign withholding taxes of $210.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $123, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

International Dividend Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31, 2025	November 1, 2023[1] to October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,046	1,676
Realized Net Gain (Loss)	(1,402)	301
Change in Unrealized Appreciation (Depreciation)	6,085	5,379
Net Increase (Decrease) in Net Assets Resulting from Operations	6,729	7,356
Distributions
Total Distributions	(2,075)	(108)
Capital Share Transactions
Issued	47,261	130,145
Issued in Lieu of Cash Distributions	1,625	84
Redeemed	(45,009)	(24,489)
Net Increase (Decrease) from Capital Share Transactions	3,877	105,740
Total Increase (Decrease)	8,531	112,988
Net Assets
Beginning of Period	112,988	—
End of Period	121,519	112,988
1	Commencement of subscription period for the fund.

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31, 2025	November 1, 2023[1] to October 31, 2024
Net Asset Value, Beginning of Period	$11.06	$10.00
Investment Operations
Net Investment Income[2]	.203	.206
Net Realized and Unrealized Gain (Loss) on Investments	.536	.873
Total from Investment Operations	.739	1.079
Distributions
Dividends from Net Investment Income	(.161)	(.019)
Distributions from Realized Capital Gains	(.048)	—
Total Distributions	(.209)	(.019)
Net Asset Value, End of Period	$11.59	$11.06
Total Return[3]	6.98%	10.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$122	$113
Ratio of Total Expenses to Average Net Assets	0.53%[4]	0.55%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.83%	1.89%[5]
Portfolio Turnover Rate	34%	24%
1	The subscription period for the fund was November 1, 2023, to November 14, 2023, during which time all assets were held in cash. Performance measurement began November 15, 2023, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.02%).
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.54%.

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Dividend Growth Fund
Notes to Financial Statements
Vanguard International Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the S&P International Developed Dividend Growers Index since January 31, 2024. For the year ended October 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.24% of the fund’s average net assets, before a net decrease of $21,000 (0.02%) based on performance.
7

International Dividend Growth Fund
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $20,000 (0.02%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	12,005	—	—	12,005
Common Stocks—Other	3,074	103,954	—	107,028
Temporary Cash Investments	2,002	—	—	2,002
Total	17,081	103,954	—	121,035
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	3
Total Distributable Earnings (Loss)	(3)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,969
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	11,303
Capital Loss Carryforwards	(1,447)
Qualified Late-Year Losses	—
Other Temporary Differences	(60)
Total	11,765
8

International Dividend Growth Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	2,075	108
Long-Term Capital Gains	—	—
Total	2,075	108
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	109,739
Gross Unrealized Appreciation	18,202
Gross Unrealized Depreciation	(6,906)
Net Unrealized Appreciation (Depreciation)	11,296
G.	During the year ended October 31, 2025, the fund purchased $41,915,000 of investment securities and sold $36,963,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Year Ended October 31, 2025	November 1, 2023[1] to October 31, 2024
	Shares (000)	Shares (000)
Issued	4,251	12,495
Issued in Lieu of Cash Distributions	162	8
Redeemed	(4,147)	(2,287)
Net Increase (Decrease) in Shares Outstanding	266	10,216
1	Commencement of subscription period for the fund.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
9

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Whitehall Funds and Shareholders of Vanguard International Dividend Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard International Dividend Growth Fund (one of the funds constituting Vanguard Whitehall Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period November 1, 2023 (Commencement of Subscription Period) through October 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year ended October 31, 2025, and the changes in its net assets and the financial highlights for the year ended October 31, 2025 and for the period November 1, 2023 (Commencement of Subscription Period) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
10

Tax information (unaudited)
The fund hereby designates $2,075,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $57,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund designates to shareholders foreign source income of $2,745,000 and foreign taxes paid of $179,000 , or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
QV0210 122025
11

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - International Dividend Growth Fund

The board of trustees of Vanguard International Dividend Growth Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2023; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management seeks to invest in companies with a history of paying a stable or growing dividend and the ability to continue increasing their dividend over the long-term. Utilizing fundamental research, Wellington Management focuses on a company’s ability to create value and the ability and willingness to distribute that value to shareholders in a sustainable manner.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2023, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fees, because the firm is independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s prospective shareholders will benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – Mid-Cap Growth Fund

In September 2025, a majority of independent trustees of the Board of Vanguard Mid-Cap Growth Fund approved a restructuring the fund’s advisory arrangements, whereby Tremblant Advisors LP (Tremblant) was added as advisor to the fund, and Frontier Capital Management Co., LLC (Frontier Capital) and Wellington Management Company LLP (Wellington Management) would no longer serve as advisors to the fund. The changes became effective in November 2025. The trustees determined that the foregoing actions were in the best interests of the fund and its shareholders.

The trustees based their decision to approve the advisory arrangement with Tremblant upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The trustees considered that Tremblant Advisors LP is a subsidiary of Tremblant Capital LP, a global equity investment firm founded in 2001. Based in Stamford, CT and Palm Beach, FL, the investment team has a differentiated investment philosophy and research process that leverages dedicated in-house data science resources and has a strong long-term track record in their management of other mandates.

The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The trustees considered that Tremblant, in its management of other funds and portfolios, has a track record of successfully managing their strategies, and considered periods of outperformance or underperformance compared with a relevant benchmark index.

The trustees concluded that the performance warranted approval of the advisory arrangement.

Cost

The trustees considered the cost of the services to be provided and competitive fee rates, and concluded that the fund’s advisory fee rate and expense ratio under the new advisory arrangement would remain below the peer-group averages.

The trustees did not consider the profitability of Tremblant in determining whether to approve the advisory fees, because the firm is independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Tremblant. The breakpoints reduce the effective rate of the fees as the fund’s assets increase.

The trustees will consider whether to renew the advisory arrangement within a two-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

VANGUARD WHITEHALL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2025

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.